UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual  Report
October 31, 2023 (Unaudited)
Multi-Manager Directional Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Directional Alternative Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Directional Alternative Strategies Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation.
Portfolio management
Allspring Global Investments, LLC
Harindra de Silva, CFA
David Krider, CFA
Boston Partners Global Investors, Inc
Joseph Feeney, Jr., CFA
Scott Burgess, CFA
Average annual total returns (%) (for the period ended October 31, 2023)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	0.62	0.83	3.01	3.18
HFRX Equity Hedge Index		0.80	2.89	4.11	3.77
Wilshire Liquid Alternative Equity Hedge Index		1.25	6.00	3.69	3.41
MSCI World Index (Net)		-1.59	10.48	8.27	9.15
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from October 17, 2016 (the inception date of the Fund) through January 2, 2017. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.The Fund’s performance prior to February 17, 2022, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.
The Wilshire Liquid Alternative Equity Hedge Index measures the performance of the equity hedge strategy component of the Wilshire Liquid Alternative Index℠. Equity hedge investment strategies predominantly invest in long and short equities. The Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH) is designed to provide a broad measure of the liquid alternative equity hedge market.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at October 31, 2023)
Common Stocks	85.1
Exchange-Traded Equity Funds	18.6
Preferred Stocks	0.3
Warrants	0.0
Money Market Funds(a)	23.4
Total	127.4

(a)	Includes investments in Money Market Funds, including investing for the purpose of covering obligations relating to the Fund’s investment in derivatives. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and the derivative instruments discussion in Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at October 31, 2023)
Common Stocks	(27.4)
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at October 31, 2023)
Communication Services	7.8
Consumer Discretionary	9.0
Consumer Staples	8.8
Energy	7.4
Financials	14.0
Health Care	13.2
Industrials	18.8
Information Technology	12.2
Materials	3.6
Real Estate	2.0
Utilities	3.2
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at October 31, 2023)
Communication Services	(8.5)
Consumer Discretionary	(14.5)
Consumer Staples	(5.7)
Energy	(5.3)
Financials	(17.6)
Health Care	(10.8)
Industrials	(14.5)
Information Technology	(9.1)
Materials	(6.5)
Real Estate	(5.8)
Utilities	(1.7)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2023 — October 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,006.20	1,014.28	11.16	11.21	2.19
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	5

Portfolio of Investments
October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 67.1%
Issuer	Shares	Value ($)
Communication Services 5.2%
Diversified Telecommunication Services 1.4%
AT&T, Inc.(a)	42,616	656,287
Bandwidth, Inc., Class A(a),(b)	14,112	149,728
Deutsche Telekom AG, Registered Shares	23,250	504,610
Lumen Technologies, Inc.(a),(b)	197,611	288,512
Verizon Communications, Inc.(a)	58,432	2,052,716
Total		3,651,853
Entertainment 0.5%
Embracer Group AB(b)	5,843	9,513
Live Nation Entertainment, Inc.(a),(b)	5,494	439,630
Netflix, Inc.(a),(b)	244	100,453
Take-Two Interactive Software, Inc.(b)	4,233	566,164
Warner Bros Discovery, Inc.(b)	33,430	332,294
Total		1,448,054
Interactive Media & Services 1.9%
Alphabet, Inc., Class A(a),(b)	17,874	2,217,806
Alphabet, Inc., Class C(a),(b)	10,629	1,331,814
Cars.com, Inc.(b)	27,458	418,185
Match Group, Inc.(b)	7,826	270,779
Meta Platforms, Inc., Class A(a),(b)	478	144,007
Shutterstock, Inc.(a)	11,029	448,660
Total		4,831,251
Media 1.1%
AMC Networks, Inc., Class A(a),(b)	4,551	53,702
Fox Corp., Class A(a)	17,874	543,191
Gray Television, Inc.(a)	34,781	226,772
Informa PLC	53,290	461,730
Interpublic Group of Companies, Inc. (The)(a)	12,918	366,871
Nexstar Media Group, Inc., Class A	5,313	744,245
TEGNA, Inc.	30,364	440,582
Total		2,837,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.(a),(b)	4,363	627,661
Vodafone Group PLC	111,814	102,929
Total		730,590
Total Communication Services		13,498,841
Consumer Discretionary 5.8%
Automobiles 0.6%
Ford Motor Co.(a)	35,905	350,073
General Motors Co.(a)	7,489	211,190
Renault SA	2,194	76,975
Stellantis NV	52,142	974,135
Total		1,612,373
Broadline Retail 0.2%
eBay, Inc.(a)	11,612	455,539
Distributors 0.1%
LKQ Corp.(a)	6,276	275,642
Diversified Consumer Services 0.2%
frontdoor, Inc.(b)	18,255	528,117
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.(b)	348	970,767
Boyd Gaming Corp.	8,039	444,155
Entain PLC	28,667	325,436
Flutter Entertainment PLC(b)	3,337	524,795
Genting Singapore Ltd.	392,400	246,527
International Game Technology PLC	8,648	219,832
MGM Resorts International	14,154	494,258
Restaurant Brands International, Inc.	9,270	622,944
Wyndham Hotels & Resorts, Inc.	7,122	515,633
Wynn Macau Ltd.(b)	574,000	508,339
Total		4,872,686
Household Durables 1.6%
Beazer Homes USA, Inc.(a),(b)	17,680	427,679
D.R. Horton, Inc.(a)	8,399	876,856
Dream Finders Homes, Inc., Class A(a),(b)	5,760	113,414
Green Brick Partners, Inc.(a),(b)	4,160	160,992
Lennar Corp., Class A(a)	6,147	655,762
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mohawk Industries, Inc.(b)	3,690	296,602
PulteGroup, Inc.(a)	13,147	967,488
Tempur Sealy International, Inc.(a)	13,552	541,131
Whirlpool Corp.(a)	1,503	157,154
Total		4,197,078
Specialty Retail 0.9%
AutoZone, Inc.(b)	216	535,060
Best Buy Co., Inc.(a)	7,271	485,848
Ross Stores, Inc.	6,530	757,284
TJX Companies, Inc. (The)	7,048	620,718
Total		2,398,910
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(b)	5,077	259,841
Ralph Lauren Corp.	1,686	189,726
Swatch Group AG (The), Registered Shares	3,916	189,655
Total		639,222
Total Consumer Discretionary		14,979,567
Consumer Staples 5.9%
Beverages 1.2%
Coca-Cola Europacific Partners PLC(a)	17,270	1,010,468
Constellation Brands, Inc., Class A	1,133	265,292
Keurig Dr. Pepper, Inc.(a)	21,435	650,123
Molson Coors Beverage Co., Class B(a)	19,500	1,126,515
Total		3,052,398
Consumer Staples Distribution & Retail 1.5%
Albertsons Companies, Inc., Class A	23,476	509,429
Carrefour SA	15,899	278,733
Dollar General Corp.	2,016	239,985
Empire Co., Ltd., Class A	15,200	416,513
Kroger Co. (The)(a)	5,205	236,151
U.S. Foods Holding Corp.(a),(b)	15,236	593,290
Walgreens Boots Alliance, Inc.(a)	51,583	1,087,369
Walmart, Inc.	3,500	571,935
Total		3,933,405
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.2%
Archer-Daniels-Midland Co.(a)	718	51,387
Campbell Soup Co.(a)	4,208	170,045
ConAgra Foods, Inc.(a)	5,243	143,448
Hershey Co. (The)(a)	4,073	763,077
Kraft Heinz Co. (The)(a)	26,046	819,407
Nomad Foods Ltd.(b)	21,580	298,236
WH Group Ltd.	1,608,000	960,351
Total		3,205,951
Household Products 1.2%
Clorox Co. (The)(a)	6,280	739,156
Essity AB, Class B	15,533	354,182
Kimberly-Clark Corp.(a)	16,699	1,997,868
Total		3,091,206
Personal Care Products 0.2%
Unilever PLC	9,070	429,562
Tobacco 0.6%
Altria Group, Inc.(a)	19,599	787,292
Philip Morris International, Inc.(a)	8,204	731,469
Total		1,518,761
Total Consumer Staples		15,231,283
Energy 5.0%
Energy Equipment & Services 1.0%
Halliburton Co.(a)	6,705	263,775
Noble Corp PLC	14,504	677,192
Schlumberger NV	7,428	413,442
Technip Energies NV	21,048	461,156
Tidewater, Inc.(b)	5,811	397,182
Weatherford International PLC(b)	5,153	479,693
Total		2,692,440
Oil, Gas & Consumable Fuels 4.0%
BP PLC, ADR	28,401	1,038,909
Canadian Natural Resources Ltd.	12,275	779,831
Cenovus Energy, Inc.	36,436	695,199
Coterra Energy, Inc.(a)	8,150	224,125
EQT Corp.	12,274	520,172
Equinor ASA, ADR	16,968	566,222
Hafnia Ltd.	18,621	122,368

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Idemitsu Kosan Co., Ltd.	1,200	27,246
Imperial Oil Ltd.	6,500	370,431
Inpex Corp.	6,500	94,321
International Seaways, Inc.(a)	12,144	584,005
Kosmos Energy Ltd.(a),(b)	54,473	394,384
Marathon Petroleum Corp.(a)	6,438	973,747
MEG Energy Corp.(b)	17,255	340,932
Phillips 66	3,021	344,605
Range Resources Corp.	10,712	383,918
Repsol SA	88,875	1,301,321
Shell PLC, ADR	9,663	629,448
Spartan Delta Corp.	17,500	56,283
Thungela Resources Ltd.	28,498	254,345
Valero Energy Corp.(a)	751	95,377
Vermilion Energy, Inc.	30,244	436,118
Total		10,233,307
Total Energy		12,925,747
Financials 9.5%
Banks 4.7%
Bank of America Corp.(a)	45,085	1,187,539
Bank of Georgia Group PLC	5,613	227,183
Bankinter SA	21,832	138,054
Barclays Bank PLC	22,057	35,403
Commerzbank AG	112,106	1,209,125
Danske Bank A/S	3,177	74,528
DBS Group Holdings Ltd.	6,600	158,554
East West Bancorp, Inc.(a)	9,126	489,336
Fifth Third Bancorp(a)	14,428	342,088
Hana Financial Group, Inc.	5,850	170,099
HSBC Holdings PLC	47,544	343,288
Huntington Bancshares, Inc.(a)	61,302	591,564
ING Groep NV	34,015	436,090
Intesa Sanpaolo SpA	193,248	503,564
JPMorgan Chase & Co.(a)	10,784	1,499,623
Mitsubishi UFJ Financial Group, Inc.	100,800	845,626
Mizuho Financial Group, Inc.	3,000	50,935
NatWest Group PLC	87,056	189,418
Nordea Bank Abp	46,518	489,938
Regions Financial Corp.	11,051	160,571
Common Stocks (continued)
Issuer	Shares	Value ($)
Societe Generale SA	10,730	241,122
UniCredit SpA	35,332	885,760
United Overseas Bank Ltd.	12,800	252,476
Wells Fargo & Co.(a)	35,310	1,404,279
Total		11,926,163
Capital Markets 1.4%
3i Group PLC	3,406	80,305
Bank of New York Mellon Corp. (The)(a)	16,746	711,705
Charles Schwab Corp. (The)	4,017	209,045
Deutsche Bank AG, Registered Shares	66,283	729,415
Evercore, Inc., Class A(a)	2,141	278,715
Goldman Sachs Group, Inc. (The)	603	183,077
Invesco Ltd.(a)	16,262	210,918
Morgan Stanley	6,084	430,869
Nomura Holdings, Inc.	148,400	573,330
UBS Group AG, Registered Shares	9,770	229,204
Total		3,636,583
Consumer Finance 0.4%
American Express Co.	2,016	294,396
Discover Financial Services	5,868	481,645
SLM Corp.(a)	16,135	209,755
Synchrony Financial(a)	2,774	77,811
Total		1,063,607
Financial Services 0.9%
A-Mark Precious Metals, Inc.(a)	15,316	414,757
Berkshire Hathaway, Inc., Class B(b)	1,273	434,513
Eurazeo SA	10,753	606,218
Fiserv, Inc.(b)	1,774	201,793
FleetCor Technologies, Inc.(b)	1,800	405,306
Global Payments, Inc.(a)	2,714	288,281
Helia Group Ltd.	11,291	25,967
Total		2,376,835
Insurance 2.1%
Ageas SA/NV	4,024	154,573
Aon PLC, Class A	1,867	577,650
Arthur J Gallagher & Co.	1,923	452,847
Chubb Ltd.	2,585	554,793
Everest Group Ltd.	1,309	517,867

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fairfax Financial Holdings Ltd.	300	249,655
Mandatum OYJ(b)	5,651	21,836
Manulife Financial Corp.	8,700	151,446
Power Corp. of Canada	2,100	50,594
Progressive Corp. (The)	3,512	555,212
RenaissanceRe Holdings Ltd.	3,379	741,995
Ryan Specialty Holdings, Inc., Class A(b)	6,223	268,834
Sampo OYJ, Class A	5,649	222,168
Travelers Companies, Inc. (The)	1,739	291,178
White Mountains Insurance Group Ltd.	181	258,966
WR Berkley Corp.	4,679	315,458
Total		5,385,072
Total Financials		24,388,260
Health Care 8.9%
Biotechnology 2.4%
AbbVie, Inc.(a)	9,083	1,282,338
Amgen, Inc.(a)	4,245	1,085,447
Catalyst Pharmaceuticals, Inc.(a),(b)	29,793	369,731
Emergent BioSolutions, Inc.(a),(b)	45,292	94,660
Gilead Sciences, Inc.(a)	27,159	2,133,068
Halozyme Therapeutics, Inc.(a),(b)	11,749	397,939
Incyte Corp.(a),(b)	1,129	60,887
United Therapeutics Corp.(a),(b)	3,790	844,639
Zymeworks, Inc.(a),(b)	5,474	38,427
Total		6,307,136
Health Care Equipment & Supplies 0.7%
Abbott Laboratories(a)	9,242	873,831
Boston Scientific Corp.(b)	5,065	259,277
Envista Holdings Corp.(a),(b)	6,890	160,330
Medtronic PLC(a)	968	68,302
Stryker Corp.	485	131,057
Zimmer Biomet Holdings, Inc.	3,982	415,761
Total		1,908,558
Health Care Providers & Services 3.3%
AdaptHealth Corp.(a),(b)	1,671	12,248
AMN Healthcare Services, Inc.(b)	3,738	283,565
Cencora, Inc.	1,929	357,154
Centene Corp.(a),(b)	19,641	1,354,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Cigna Group (The)(a)	1,970	609,124
CVS Health Corp.(a)	27,576	1,903,020
Elevance Health, Inc.(a)	1,469	661,182
HCA Healthcare, Inc.	936	211,667
Henry Schein, Inc.(b)	2,087	135,613
Humana, Inc.(a)	1,509	790,248
McKesson Corp.	595	270,939
Molina Healthcare, Inc.(b)	388	129,185
R1 RCM, Inc.(b)	13,096	154,402
UnitedHealth Group, Inc.	2,908	1,557,409
Total		8,430,592
Life Sciences Tools & Services 0.5%
Avantor, Inc.(a),(b)	21,129	368,279
Fortrea Holdings, Inc.(b)	7,233	205,417
ICON PLC(b)	1,227	299,339
IQVIA Holdings, Inc.(b)	1,047	189,329
Thermo Fisher Scientific, Inc.	240	106,745
Total		1,169,109
Pharmaceuticals 2.0%
AstraZeneca PLC	1,856	232,378
Bristol-Myers Squibb Co.(a)	36,418	1,876,619
Johnson & Johnson	3,902	578,823
Merck & Co., Inc.	585	60,079
Novo Nordisk A/S	7,839	756,277
Pfizer, Inc.	2,207	67,446
Roche Holding AG	958	261,066
Sanofi SA	4,981	452,306
UCB SA	2,544	186,068
Viatris, Inc.(a)	64,484	573,908
Total		5,044,970
Total Health Care		22,860,365
Industrials 12.6%
Aerospace & Defense 2.3%
Airbus Group SE	3,317	444,731
Boeing Co. (The)(a),(b)	2,262	422,587
BWX Technologies, Inc.	6,579	488,688
Curtiss-Wright Corp.	2,448	486,687
General Dynamics Corp.	2,114	510,129

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hexcel Corp.	3,431	212,448
Howmet Aerospace, Inc.(a)	14,721	649,196
Lockheed Martin Corp.(a)	3,239	1,472,579
RTX Corp.	6,709	546,045
Textron, Inc.	7,533	572,508
Total		5,805,598
Building Products 1.5%
Advanced Drainage Systems, Inc.	4,060	433,730
Allegion PLC	4,177	410,850
Builders FirstSource, Inc.(a),(b)	6,081	659,910
Carlisle Companies, Inc.	1,783	453,042
Janus International Group, Inc.(a),(b)	13,898	130,085
Johnson Controls International PLC(a)	5,375	263,483
Lennox International, Inc.(a)	820	303,843
Masco Corp.	6,691	348,534
Owens Corning(a)	7,739	877,370
Total		3,880,847
Commercial Services & Supplies 0.7%
Brink’s Co. (The)	5,456	364,788
Clean Harbors, Inc.(b)	3,881	596,393
Securitas AB	106,603	853,934
Veralto Corp.(a),(b)	218	15,042
Total		1,830,157
Construction & Engineering 0.3%
Aecon Group, Inc.	12,300	90,471
Eiffage SA	3,835	348,028
Valmont Industries, Inc.	1,416	278,825
Total		717,324
Electrical Equipment 0.9%
Acuity Brands, Inc.	2,495	404,115
AMETEK, Inc.	4,800	675,696
Atkore, Inc.(b)	2,644	328,596
Eaton Corp. PLC	2,005	416,860
nVent Electric PLC	9,525	458,438
Sensata Technologies Holding	4,454	141,994
Total		2,425,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.0%
CK Hutchison Holdings Ltd.	314,000	1,589,558
Jardine Matheson Holdings Ltd.	16,500	668,599
Siemens AG, Registered Shares	3,270	433,925
Total		2,692,082
Machinery 2.8%
AGCO Corp.	2,213	253,743
Allison Transmission Holdings, Inc.	8,763	441,830
Andritz AG	7,013	322,802
Caterpillar, Inc.(a)	5,121	1,157,602
Daimler Truck Holding AG	31,024	974,781
Deere & Co.	445	162,585
Dover Corp.	3,547	460,933
Fortive Corp.	8,847	577,532
Komatsu Ltd.	8,600	197,597
Otis Worldwide Corp.	6,708	517,925
PACCAR, Inc.(a)	6,299	519,857
Parker-Hannifin Corp.	702	258,975
Volvo AB	6,272	125,749
Volvo AB, B Shares	21,790	431,773
Wabash National Corp.(a)	18,441	381,544
Westinghouse Air Brake Technologies Corp.(a)	5,016	531,796
Total		7,317,024
Passenger Airlines 0.1%
Ryanair Holdings PLC, ADR(b)	3,001	263,188
Professional Services 1.3%
Adecco Group AG, Registered Shares	2,900	109,746
Concentrix Corp.	4,085	311,318
FTI Consulting, Inc.(a),(b)	2,545	540,202
Jacobs Solutions, Inc.	3,329	443,756
Leidos Holdings, Inc.	4,136	409,960
Science Applications International Corp.	6,998	764,462
SS&C Technologies Holdings, Inc.	9,582	481,495
TriNet Group, Inc.(b)	2,902	298,180
Total		3,359,119

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.7%
AerCap Holdings NV(a),(b)	7,483	464,844
Beacon Roofing Supply, Inc.(b)	3,187	226,819
Ferguson PLC	2,566	385,413
Marubeni Corp.	5,900	86,268
Mitsubishi Corp.	11,700	545,402
Mitsui & Co., Ltd.	13,100	476,109
Sumitomo Corp.	46,100	906,219
Toyota Tsusho Corp.	15,900	846,457
WESCO International, Inc.(a)	2,929	375,498
Total		4,313,029
Total Industrials		32,604,067
Information Technology 8.2%
Communications Equipment 0.4%
Cisco Systems, Inc.(a)	18,317	954,865
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.(a),(b)	11,198	1,269,965
CDW Corp.(a)	2,315	463,926
Celestica, Inc.(b)	16,489	385,018
Flex Ltd.(a),(b)	32,079	825,072
Jabil, Inc.(a)	3,343	410,521
Zebra Technologies Corp., Class A(b)	1,163	243,567
Total		3,598,069
IT Services 0.8%
Capgemini SE	3,172	560,584
Cognizant Technology Solutions Corp., Class A	7,173	462,443
VeriSign, Inc.(a),(b)	5,500	1,098,130
Total		2,121,157
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.(b)	4,691	462,063
Amkor Technology, Inc.(a)	3,233	67,440
ams-OSRAM AG(b)	4,123	14,712
Applied Materials, Inc.	3,567	472,092
Axcelis Technologies, Inc.(a),(b)	1,054	134,385
Broadcom, Inc.(a)	1,412	1,188,014
Enphase Energy, Inc.(a),(b)	674	53,637
Ferrotec Holdings Corp.	800	14,062
KLA Corp.	624	293,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Lam Research Corp.	836	491,752
Microchip Technology, Inc.(a)	12,971	924,703
Micron Technology, Inc.	5,940	397,208
NVIDIA Corp.(a)	2,797	1,140,617
NXP Semiconductors NV	1,934	333,480
QUALCOMM, Inc.(a)	5,978	651,542
Teradyne, Inc.	2,913	242,566
Total		6,881,366
Software 1.6%
Adeia, Inc.(a)	44,125	371,974
Adobe, Inc.(a),(b)	618	328,813
Check Point Software Technologies Ltd.(b)	4,911	659,302
Ebix, Inc.(a)	18,649	113,572
Fortinet, Inc.(a),(b)	8,761	500,866
Gen Digital, Inc.(a)	17,715	295,132
Microsoft Corp.(a)	2,321	784,753
NiCE Ltd., ADR(b)	1,737	268,106
Open Text Corp.	16,800	560,909
Oracle Corp.(a)	2,763	285,694
Total		4,169,121
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.(a)	10,578	1,806,405
Dell Technologies, Inc.	13,109	877,123
Hewlett Packard Enterprise Co.(a)	27,387	421,212
NetApp, Inc.	3,915	284,934
Super Micro Computer, Inc.(a),(b)	361	86,449
Total		3,476,123
Total Information Technology		21,200,701
Materials 2.4%
Chemicals 0.3%
DuPont de Nemours, Inc.(a)	3,445	251,072
FMC Corp.	8,271	440,017
Solvay SA	210	22,200
Total		713,289

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 1.2%
Cemex SAB de CV, ADR(b)	110,154	657,620
CRH PLC	12,690	679,803
Heidelberg Materials AG	17,509	1,271,037
Holcim AG, Registered Shares(b)	9,195	568,506
Total		3,176,966
Containers & Packaging 0.1%
Avery Dennison Corp.	1,093	190,258
Metals & Mining 0.8%
Glencore PLC	23,638	125,206
JFE Holdings, Inc.	68,200	950,222
Kinross Gold Corp.	28,600	149,316
Rio Tinto Ltd.	6,582	491,663
Teck Resources Ltd., Class B	12,791	452,034
Total		2,168,441
Total Materials		6,248,954
Real Estate 1.4%
Health Care REITs 0.1%
Medical Properties Trust, Inc.(a)	56,101	268,163
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.(a)	7,274	112,601
Industrial REITs 0.1%
Americold Realty Trust, Inc.(a)	9,779	256,405
Real Estate Management & Development 0.3%
New World Development Co., Ltd.	168,000	308,334
Swire Pacific Ltd., Class A	53,000	338,555
Total		646,889
Residential REITs 0.2%
Equity LifeStyle Properties, Inc.	1,686	110,939
Essex Property Trust, Inc.	1,798	384,628
Total		495,567
Retail REITs 0.1%
Regency Centers Corp.(a)	4,230	254,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.6%
Lamar Advertising Co., Class A	6,514	535,907
Public Storage(a)	2,821	673,401
VICI Properties, Inc.	10,991	306,649
Total		1,515,957
Total Real Estate		3,550,482
Utilities 2.2%
Electric Utilities 1.3%
American Electric Power Co., Inc.(a)	6,507	491,539
Chubu Electric Power Co., Inc.	118,800	1,435,598
Entergy Corp.	1,450	138,606
FirstEnergy Corp.	14,738	524,673
PPL Corp.	16,318	400,933
Southern Co. (The)	5,891	396,464
Total		3,387,813
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	16,733	249,322
Clearway Energy, Inc., Class A(a)	10,753	219,038
Total		468,360
Multi-Utilities 0.7%
Canadian Utilities Ltd., Class A	800	16,926
CenterPoint Energy, Inc.	19,826	532,923
Centrica PLC	366,598	701,778
Consolidated Edison, Inc.(a)	1,780	156,266
NiSource, Inc.	15,505	390,106
Total		1,797,999
Total Utilities		5,654,172
Total Common Stocks (Cost $163,011,511)		173,142,439

Exchange-Traded Equity Funds 14.7%
	Shares	Value ($)
U.S. Large Cap 14.7%
iShares Core S&P 500 ETF	90,055	37,817,696
Total Exchange-Traded Equity Funds (Cost $40,818,888)		37,817,696

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Automobiles 0.2%
BMW AG	1,541	131,031
Volkswagen AG	4,597	487,515
Total		618,546
Total Consumer Discretionary		618,546
Total Preferred Stocks (Cost $733,925)		618,546

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(b),(c),(d)	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Money Market Funds 18.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(e),(f)	47,577,064	47,562,791
Total Money Market Funds (Cost $47,557,696)		47,562,791
Total Investments (Cost $252,122,020)		259,141,472

Investments in Securities Sold Short

Common Stocks (21.6)%
Issuer	Shares	Value ($)
Communication Services (1.8)%
Diversified Telecommunication Services (0.4)%
Cellnex Telecom SA	(24,429)	(718,117)
Infrastrutture Wireless Italiane SpA	(1,891)	(20,706)
Liberty Global PLC(b)	(11,104)	(188,324)
Proximus SADP	(12,061)	(99,968)
Telia Co. AB	(27,517)	(58,335)
Total		(1,085,450)

Common Stocks (continued)
Issuer	Shares	Value ($)
Entertainment (0.5)%
Lions Gate Entertainment Corp.(b)	(37,074)	(291,401)
Madison Square Garden Entertainment Corp.(b)	(2,593)	(79,035)
Roblox Corp. Class A(b)	(29,791)	(947,652)
Total		(1,318,088)
Interactive Media & Services (0.3)%
Rumble, Inc.(b)	(26,335)	(118,244)
Snap, Inc.(b)	(68,980)	(690,490)
Total		(808,734)
Media (0.6)%
Clear Channel Outdoor Holdings, Inc.(b)	(228,479)	(251,327)
Dentsu, Inc.	(10,300)	(299,174)
Septeni Holdings Co., Ltd.(b)	(23,900)	(67,184)
Trade Desk, Inc. (The)(b)	(9,525)	(675,894)
ViacomCBS, Inc., Class B	(21,724)	(236,357)
Total		(1,529,936)
Total Communication Services		(4,742,208)
Consumer Discretionary (3.1)%
Auto Components (0.5)%
Luminar Technologies, Inc.(b)	(73,985)	(234,532)
Nokian Renkaat OYJ	(56,841)	(429,864)
QuantumScape Corp.(b)	(117,430)	(612,984)
Solid Power, Inc.(b)	(64,915)	(85,688)
Total		(1,363,068)
Automobiles (0.4)%
Lucid Group, Inc.(b)	(126,359)	(520,599)
Rivian Automotive, Inc.(b)	(28,157)	(456,707)
Total		(977,306)
Broadline Retail (0.1)%
B&M European Value Retail SA	(20,821)	(134,040)
Rakuten Group, Inc.	(53,200)	(196,783)
Total		(330,823)
Hotels, Restaurants & Leisure (0.9)%
Accor SA	(6,256)	(199,583)
Cheesecake Factory, Inc. (The)	(3,419)	(106,228)
Choice Hotels International, Inc.	(3,629)	(401,005)
Delivery Hero SE(b)	(8,299)	(212,090)
Golden Entertainment, Inc., ADR	(2,878)	(90,254)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hyatt Hotels Corp., Class A	(1,619)	(165,850)
Krispy Kreme, Inc.	(11,200)	(144,816)
Life Time Group Holdings, Inc.(b)	(11,130)	(131,557)
Marriott Vacations Worldwide Corp.	(1,479)	(132,903)
Playa Hotels & Resorts NV(b)	(24,269)	(175,465)
Portillo’s, Inc., Class A(b)	(4,391)	(65,645)
Sabre Corp.(b)	(47,309)	(165,582)
SJM Holdings Ltd.(b)	(564,000)	(195,755)
Soho House & Co., Inc., Class A(b)	(25,092)	(180,662)
Total		(2,367,395)
Household Durables (0.3)%
KB Home	(7,461)	(329,776)
LGI Homes, Inc.(b)	(3,365)	(318,026)
Total		(647,802)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(6,369)	(324,564)
Specialty Retail (0.5)%
Dick’s Sporting Goods, Inc.	(1,883)	(201,387)
Five Below, Inc.(b)	(1,109)	(192,944)
Floor & Decor Holdings, Inc., Class A(b)	(3,859)	(317,981)
Lowe’s Companies, Inc.	(1,477)	(281,472)
Revolve Group, Inc.(b)	(8,309)	(114,249)
RH(b)	(274)	(59,721)
Tractor Supply Co.	(864)	(166,372)
Total		(1,334,126)
Textiles, Apparel & Luxury Goods (0.3)%
Adidas AG	(2,018)	(358,816)
Figs, Inc.(b)	(25,605)	(141,084)
NIKE, Inc., Class B	(1,635)	(168,029)
Salvatore Ferragamo SpA	(5,640)	(69,005)
Total		(736,934)
Total Consumer Discretionary		(8,082,018)
Consumer Staples (1.2)%
Beverages (0.3)%
Coca-Cola Bottlers Japan Holdings, Inc.	(26,600)	(356,668)
National Beverage Corp.(b)	(7,035)	(326,283)
Treasury Wine Estates Ltd.(c),(d)	(24,557)	(178,365)
Total		(861,316)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail (0.2)%
HelloFresh SE(b)	(5,671)	(124,043)
Ocado Group PLC(b)	(36,994)	(209,945)
Sprouts Farmers Market, Inc.(b)	(3,287)	(138,120)
Total		(472,108)
Food Products (0.3)%
Beyond Meat, Inc.(b)	(8,196)	(48,930)
Freshpet, Inc.(b)	(4,728)	(271,387)
Hormel Foods Corp.	(9,488)	(308,834)
McCormick & Co., Inc.	(4,050)	(258,795)
Total		(887,946)
Household Products (0.4)%
Central Garden & Pet Co., Class A(b)	(3,112)	(123,515)
Kimberly-Clark Corp.	(3,315)	(396,607)
WD-40 Co.	(2,050)	(433,370)
Total		(953,492)
Total Consumer Staples		(3,174,862)
Energy (1.2)%
Energy Equipment & Services (0.3)%
Core Laboratories, Inc.	(6,076)	(130,148)
Petrofac Ltd.(b)	(42,977)	(24,551)
Schlumberger NV	(9,116)	(507,397)
Total		(662,096)
Oil, Gas & Consumable Fuels (0.9)%
Callon Petroleum Co.(b)	(4,161)	(155,413)
Comstock Resources, Inc.	(24,118)	(303,887)
Matador Resources Co.	(4,947)	(305,180)
NexGen Energy Ltd.(b)	(87,200)	(526,313)
NextDecade Corp.(b)	(54,958)	(241,266)
Permian Resources Corp.	(15,823)	(230,541)
Tellurian, Inc.(b)	(111,785)	(77,132)
Uranium Energy Corp.(b)	(80,909)	(481,408)
Total		(2,321,140)
Total Energy		(2,983,236)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials (3.8)%
Banks (1.7)%
Aozora Bank Ltd.	(18,900)	(385,498)
Bank of Hawaii Corp.	(8,059)	(398,034)
Commerce Bancshares, Inc.	(10,385)	(455,486)
Commonwealth Bank of Australia	(10,292)	(633,122)
Community Bank System, Inc.	(10,242)	(409,168)
Cullen/Frost Bankers, Inc.	(2,352)	(214,008)
CVB Financial Corp.	(4,409)	(68,868)
First Financial Bankshares, Inc.	(19,193)	(461,592)
Glacier Bancorp, Inc.	(14,449)	(436,215)
Hang Seng Bank Ltd.	(39,800)	(455,037)
Texas Capital Bancshares, Inc.(b)	(3,111)	(171,292)
United Bankshares, Inc.	(6,222)	(176,954)
Total		(4,265,274)
Capital Markets (0.7)%
Ashmore Group PLC	(129,834)	(267,482)
Avanza Bank Holding AB	(8,939)	(151,113)
B. Riley Financial, Inc.	(8,425)	(305,069)
Coinbase Global, Inc., Class A(b)	(672)	(51,825)
Deutsche Bank AG	(17,673)	(194,484)
EQT AB	(17,960)	(328,126)
Moody’s Corp.	(421)	(129,668)
T Rowe Price Group, Inc.	(4,128)	(373,584)
Total		(1,801,351)
Consumer Finance (0.2)%
American Express Co.	(947)	(138,290)
Credit Acceptance Corp.(b)	(597)	(240,251)
SoFi Technologies, Inc.(b)	(10,211)	(77,093)
Upstart Holdings, Inc.(b)	(6,003)	(144,252)
Total		(599,886)
Financial Services (0.5)%
Affirm Holdings, Inc.(b)	(2,305)	(40,591)
Edenred SE	(14,641)	(779,362)
Toast, Inc. Class A(b)	(27,370)	(437,646)
Wise PLC, Class A(b)	(3,768)	(30,626)
Total		(1,288,225)

Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance (0.5)%
Brown & Brown, Inc.	(1,722)	(119,541)
Cincinnati Financial Corp.	(1,981)	(197,446)
Erie Indemnity Co., Class A	(467)	(128,981)
Kinsale Capital Group, Inc.	(396)	(132,228)
Lemonade, Inc.(b)	(1,963)	(21,475)
Prudential PLC	(7,401)	(77,388)
RLI Corp.	(3,621)	(482,462)
Selective Insurance Group, Inc.	(1,007)	(104,839)
Trupanion, Inc.(b)	(2,225)	(45,835)
Total		(1,310,195)
Mortgage Real Estate Investment Trusts (REITS) (0.2)%
Dynex Capital, Inc.	(56,129)	(563,535)
Total Financials		(9,828,466)
Health Care (2.3)%
Biotechnology (0.8)%
Alnylam Pharmaceuticals, Inc.(b)	(2,664)	(404,395)
Argenx SE(b)	(1,242)	(584,214)
Ascendis Pharma A/S ADR(b)	(1,746)	(155,935)
Celldex Therapeutics, Inc.(b)	(3,196)	(75,170)
Idorsia Ltd.(b)	(8,754)	(16,649)
ImmunityBio, Inc.(b)	(86,145)	(270,495)
Karuna Therapeutics, Inc.(b)	(530)	(88,303)
Madrigal Pharmaceuticals, Inc.(b)	(694)	(91,178)
Moderna, Inc.(b)	(517)	(39,271)
MoonLake Immunotherapeutics(b)	(1,198)	(62,068)
Myriad Genetics, Inc.(b)	(7,329)	(114,186)
Recursion Pharmaceuticals, Inc., Class A(b)	(11,543)	(60,947)
Rhythm Pharmaceuticals, Inc.(b)	(7,681)	(177,508)
TG Therapeutics, Inc.(b)	(6,602)	(51,034)
Total		(2,191,353)
Health Care Equipment & Supplies (0.1)%
Ambu A/S(b)	(5,795)	(57,192)
Insulet Corp.(b)	(1,138)	(150,865)
Neogen Corp.(b)	(6,509)	(96,919)
Tandem Diabetes Care, Inc.(b)	(4,807)	(83,161)
Total		(388,137)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services (0.2)%
Amplifon SpA	(14,268)	(403,263)
Guardant Health, Inc.(b)	(3,894)	(100,777)
Total		(504,040)
Health Care Technology (0.1)%
Definitive Healthcare Corp.(b)	(13,406)	(77,219)
Doximity, Inc., Class A(b)	(3,842)	(78,492)
Total		(155,711)
Life Sciences Tools & Services (0.1)%
Oxford Nanopore Technologies PLC(b)	(31,118)	(77,006)
Sartorius AG	(373)	(93,489)
Total		(170,495)
Pharmaceuticals (1.0)%
Aclaris Therapeutics, Inc.(b)	(4,479)	(22,305)
Cassava Sciences, Inc.(b)	(3,419)	(68,893)
Corcept Therapeutics, Inc.(b)	(6,210)	(174,377)
Daiichi Sankyo Co., Ltd.	(30,100)	(776,104)
Eisai Co., Ltd.	(17,500)	(927,121)
Intra-Cellular Therapies, Inc.(b)	(3,274)	(162,914)
Nippon Shinyaku Co., Ltd.	(3,000)	(121,668)
Phathom Pharmaceuticals, Inc.(b)	(9,342)	(86,881)
Pliant Therapeutics, Inc.(b)	(10,050)	(147,434)
Revance Therapeutics, Inc.(b)	(8,609)	(67,925)
Ventyx Biosciences, Inc.(b)	(3,150)	(45,423)
Total		(2,601,045)
Total Health Care		(6,010,781)
Industrials (3.1)%
Aerospace & Defense (0.5)%
Airbus Group SE	(6,897)	(924,724)
Boeing Co. (The)(b)	(918)	(171,501)
Kratos Defense & Security Solutions, Inc.(b)	(7,273)	(124,005)
Virgin Galactic Holdings, Inc.(b)	(151,876)	(224,776)
Total		(1,445,006)
Air Freight & Logistics (0.1)%
C.H. Robinson Worldwide, Inc.	(2,018)	(165,133)

Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products (0.1)%
American Woodmark Corp.(b)	(1,806)	(121,417)
Hayward Holdings, Inc.(b)	(19,517)	(204,929)
Total		(326,346)
Commercial Services & Supplies (0.1)%
Montrose Environmental Group, Inc.(b)	(8,036)	(185,792)
Construction & Engineering (0.0)%
Ferrovial SE	(5,287)	(159,118)
Electrical Equipment (0.7)%
Ballard Power Systems, Inc.(b)	(30,401)	(101,501)
Ceres Power Holdings PLC(b)	(18,193)	(43,783)
FREYR Battery SA(b)	(56,117)	(180,136)
FuelCell Energy, Inc.(b)	(29,960)	(32,656)
Furukawa Electric Co., Ltd.	(22,700)	(340,150)
Generac Holdings, Inc.(b)	(2,564)	(215,556)
Nidec Corp.	(5,100)	(187,073)
NuScale Power Corp.(b)	(17,329)	(58,572)
PowerCell Sweden AB(b)	(15,451)	(62,426)
Regal Rexnord Corp.	(3,244)	(384,122)
Vestas Wind Systems A/S(b)	(6,696)	(145,134)
Total		(1,751,109)
Ground Transportation (0.1)%
Lyft, Inc.(b)	(20,119)	(184,491)
TuSimple Holdings, Inc.(b)	(11,134)	(11,914)
U-Haul Holding Co.	(2,715)	(128,175)
Total		(324,580)
Machinery (0.9)%
Husqvarna AB	(60,695)	(393,289)
Kornit Digital Ltd.(b)	(12,714)	(175,453)
Oshkosh Corp.	(4,783)	(419,613)
Proto Labs, Inc.(b)	(11,862)	(280,062)
Stanley Black & Decker, Inc.	(5,989)	(509,364)
VAT Group AG	(1,139)	(403,912)
Velo3D, Inc.(b)	(34,210)	(45,157)
Total		(2,226,850)
Passenger Airlines (0.1)%
Joby Aviation, Inc.(b)	(49,434)	(260,517)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services (0.4)%
Ceridian HCM Holding, Inc.(b)	(4,603)	(294,638)
Exponent, Inc.	(2,945)	(215,839)
NV5 Global, Inc.(b)	(1,830)	(172,661)
Paylocity Holding Corp.(b)	(1,941)	(348,215)
Total		(1,031,353)
Transportation Infrastructure (0.1)%
Atlas Arteria Ltd.	(56,901)	(192,361)
Total Industrials		(8,068,165)
Information Technology (2.0)%
Electronic Equipment, Instruments & Components (0.3)%
Cognex Corp.	(8,405)	(302,496)
Novanta, Inc.(b)	(2,252)	(297,399)
Total		(599,895)
IT Services (0.2)%
MongoDB, Inc.(b)	(973)	(335,286)
Snowflake, Inc., Class A(b)	(1,082)	(157,030)
Total		(492,316)
Semiconductors & Semiconductor Equipment (0.6)%
Entegris, Inc.	(5,047)	(444,338)
GCL Technology Holdings Ltd.	(1,576,000)	(232,094)
Micron Technology, Inc.	(5,995)	(400,886)
Wolfspeed, Inc.(b)	(15,273)	(516,838)
Total		(1,594,156)
Software (0.6)%
Blackline, Inc.(b)	(5,818)	(285,664)
Jamf Holding Corp.(b)	(21,295)	(341,998)
Palantir Technologies, Inc., Class A(b)	(60,942)	(901,941)
Total		(1,529,603)
Technology Hardware, Storage & Peripherals (0.3)%
Western Digital Corp.(b)	(21,086)	(846,603)
Total Information Technology		(5,062,573)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (1.4)%
Chemicals (0.7)%
DSM-Firmenich AG	(3,357)	(304,332)
Mitsui Chemicals, Inc.	(7,600)	(191,554)
Shin-Etsu Chemical Co., Ltd.	(9,200)	(275,111)
Sumitomo Chemical Co., Ltd.	(74,700)	(189,870)
Symrise AG	(6,662)	(680,785)
Umicore SA	(5,656)	(134,572)
Total		(1,776,224)
Construction Materials (0.0)%
Siam Cement PCL (The), NVDR	(13,800)	(110,546)
Metals & Mining (0.7)%
Allkem Ltd.(b)	(29,937)	(182,936)
De Grey Mining Ltd.(b)	(398,390)	(299,431)
Filo Corp.(b)	(17,000)	(221,395)
IGO Ltd.	(24,272)	(146,976)
Ivanhoe Mines Ltd., Class A(b)	(9,900)	(72,960)
Lithium Americas Argentina Corp.(b)	(19,100)	(105,640)
Lithium Americas Corp.(b)	(19,100)	(128,229)
Lynas Rare Earths Ltd.(b)	(50,373)	(226,597)
Mineral Resources Ltd.	(3,232)	(119,123)
MP Materials Corp.(b)	(12,189)	(199,900)
Pan American Silver Corp.	(1,100)	(16,071)
Total		(1,719,258)
Total Materials		(3,606,028)
Real Estate (1.3)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(155)	(171,036)
Industrial REITs (0.2)%
Segro PLC	(57,906)	(503,328)
Office REITs (0.2)%
Gecina SA	(1,858)	(182,439)
SL Green Realty Corp.	(6,266)	(183,531)
Total		(365,970)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development (0.6)%
CBRE Group, Inc.(b)	(3,788)	(262,660)
CoStar Group, Inc.(b)	(1,647)	(120,906)
Howard Hughes Holdings, Inc.(b)	(4,142)	(274,739)
Sagax AB, Class B	(34,602)	(626,397)
Zillow Group, Inc., Class C(b)	(9,424)	(341,620)
Total		(1,626,322)
Residential REITs (0.1)%
Camden Property Trust	(1,603)	(136,062)
Mid-America Apartment Communities, Inc.	(1,519)	(179,470)
Total		(315,532)
Retail REITs (0.0)%
Unibail-Rodamco-Westfield(b)	(2,139)	(105,986)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(1,011)	(125,728)
Total Real Estate		(3,213,902)

Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities (0.4)%
Electric Utilities (0.2)%
Avangrid, Inc.	(15,356)	(458,684)
Independent Power and Renewable Electricity Producers (0.2)%
Corp ACCIONA Energias Renovables SA	(9,873)	(267,224)
EDP Renovaveis SA	(12,811)	(206,090)
Total		(473,314)
Total Utilities		(931,998)
Total Common Stocks (Proceeds $66,776,536)		(55,704,237)
Total Investments in Securities Sold Short (Proceeds $66,776,536)		(55,704,237)
Total Investments in Securities, Net of Securities Sold Short		203,437,235
Other Assets & Liabilities, Net		54,478,680
Net Assets		257,915,915

At October 31, 2023, securities and/or cash totaling $123,638,719 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Equinor ASA	Morgan Stanley	USD	(423,799)	(127)	31.00	11/17/2023	(43,203)	(32,385)
Kroger Co. (The)	Morgan Stanley	USD	(163,332)	(36)	47.00	12/15/2023	(2,717)	(3,834)
Progressive Corp. (The)	Morgan Stanley	USD	(347,798)	(22)	150.00	11/17/2023	(5,388)	(20,460)
Restaurant Brands International, Inc.	Morgan Stanley	USD	(87,360)	(13)	70.00	11/17/2023	(903)	(1,138)
Restaurant Brands International, Inc.	Morgan Stanley	USD	(120,960)	(18)	67.50	11/17/2023	(2,883)	(3,375)
Shell PLC	Morgan Stanley	USD	(469,008)	(72)	62.50	11/17/2023	(38,878)	(23,040)
Walmart, Inc.	Morgan Stanley	USD	(228,774)	(14)	167.50	11/17/2023	(2,079)	(2,660)
Total							(96,051)	(86,892)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cheesecake Factory, Inc. (The)	Morgan Stanley	USD	(99,424)	(32)	27.50	11/17/2023	(1,412)	(800)
Floor & Decor Holdings, Inc.	Morgan Stanley	USD	(74,160)	(9)	80.00	11/17/2023	(2,838)	(2,407)
Floor & Decor Holdings, Inc.	Morgan Stanley	USD	(115,360)	(14)	75.00	12/15/2023	(3,622)	(2,975)
Tractor Supply Co.	Morgan Stanley	USD	(57,768)	(3)	185.00	11/17/2023	(696)	(525)
Total							(8,568)	(6,707)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Samsung Electronics Co., Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.800%	Monthly	Macquarie	09/19/2024	USD	178,730	(5,214)	421	—	—	—	(4,793)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $178,365, which represents 0.07% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	33,247,325	218,996,551	(204,682,498)	1,413	47,562,791	(4,434)	928,762	47,577,064
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	12,420,059	1,078,782	—	13,498,841
Consumer Discretionary	12,133,705	2,845,862	—	14,979,567
Consumer Staples	13,208,455	2,022,828	—	15,231,283
Energy	10,664,990	2,260,757	—	12,925,747
Financials	15,723,285	8,664,975	—	24,388,260
Health Care	20,972,270	1,888,095	—	22,860,365
Industrials	23,242,389	9,361,678	—	32,604,067
Information Technology	20,611,343	589,358	—	21,200,701
Materials	2,820,120	3,428,834	—	6,248,954
Real Estate	2,903,593	646,889	—	3,550,482
Utilities	3,516,796	2,137,376	—	5,654,172
Total Common Stocks	138,217,005	34,925,434	—	173,142,439
Exchange-Traded Equity Funds	37,817,696	—	—	37,817,696
Preferred Stocks
Consumer Discretionary	—	618,546	—	618,546
Total Preferred Stocks	—	618,546	—	618,546
Warrants
Information Technology	—	—	0*	0*
Total Warrants	—	—	0*	0*
Money Market Funds	47,562,791	—	—	47,562,791
Total Investments in Securities	223,597,492	35,543,980	0*	259,141,472
Investments in Securities Sold Short
Common Stocks
Communication Services	(3,478,724)	(1,263,484)	—	(4,742,208)
Consumer Discretionary	(6,286,082)	(1,795,936)	—	(8,082,018)
Consumer Staples	(2,305,841)	(690,656)	(178,365)	(3,174,862)
Energy	(2,958,685)	(24,551)	—	(2,983,236)
Financials	(6,526,228)	(3,302,238)	—	(9,828,466)
Health Care	(2,954,075)	(3,056,706)	—	(6,010,781)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Industrials	(5,216,195)	(2,851,970)	—	(8,068,165)
Information Technology	(4,830,479)	(232,094)	—	(5,062,573)
Materials	(744,195)	(2,861,833)	—	(3,606,028)
Real Estate	(1,624,716)	(1,589,186)	—	(3,213,902)
Utilities	(458,684)	(473,314)	—	(931,998)
Total Common Stocks	(37,383,904)	(18,141,968)	(178,365)	(55,704,237)
Total Investments in Securities Sold Short	(37,383,904)	(18,141,968)	(178,365)	(55,704,237)
Total Investments in Securities, Net of Securities Sold Short	186,213,588	17,402,012	(178,365)	203,437,235
Investments in Derivatives
Liability
Call Option Contracts Written	(86,892)	—	—	(86,892)
Put Option Contracts Written	(6,707)	—	—	(6,707)
Swap Contracts	—	(4,793)	—	(4,793)
Total	186,119,989	17,397,219	(178,365)	203,338,843

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	21

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $204,564,324)	$211,578,681
Affiliated issuers (cost $47,557,696)	47,562,791
Cash	259,248
Cash collateral held at broker for:
Swap contracts	60,000
Securities sold short	53,687,625
Receivable for:
Investments sold	701,686
Capital shares sold	331,565
Dividends	506,210
Interest	162,220
Foreign tax reclaims	229,674
Trustees’ fees	38,237
Expense reimbursement due from Investment Manager	2,630
Prepaid expenses	4,243
Other assets	567
Total assets	315,125,377
Liabilities
Securities sold short, at value (proceeds $66,776,536)	55,704,237
Option contracts written, at value (premiums received $104,619)	93,599
Foreign currency (cost $1,051)	1,071
Unrealized depreciation on swap contracts	4,793
Payable for:
Investments purchased	692,686
Capital shares redeemed	407,933
Dividends and interest on securities sold short	57,258
Management services fees	11,284
Transfer agent fees	49,246
Trustees’ fees	55,689
Compensation of chief compliance officer	25
Other expenses	131,641
Total liabilities	57,209,462
Net assets applicable to outstanding capital stock	$257,915,915
Represented by
Paid in capital	245,344,952
Total distributable earnings (loss)	12,570,963
Total - representing net assets applicable to outstanding capital stock	$257,915,915
Institutional Class
Net assets	$257,915,915
Shares outstanding	39,900,389
Net asset value per share	$6.46
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended October 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,552,810
Dividends — affiliated issuers	928,762
Interest	1,311,337
Interfund lending	280
Foreign taxes withheld	(71,739)
Total income	4,721,450
Expenses:
Management services fees	2,148,292
Transfer agent fees
Institutional Class	296,923
Trustees’ fees	9,576
Custodian fees	110,771
Printing and postage fees	26,415
Registration fees	20,393
Accounting services fees	26,003
Legal fees	7,599
Dividends and interest on securities sold short	578,492
Compensation of chief compliance officer	25
Other	5,913
Total expenses	3,230,402
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(296,348)
Total net expenses	2,934,054
Net investment income	1,787,396
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,710,927
Investments — affiliated issuers	(4,434)
Foreign currency translations	(153,967)
Option contracts purchased	(236,499)
Option contracts written	123,840
Securities sold short	(2,178,545)
Swap contracts	2,086
Net realized gain	10,263,408
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,519,773)
Investments — affiliated issuers	1,413
Foreign currency translations	(345,828)
Option contracts purchased	135,686
Option contracts written	9,768
Securities sold short	4,707,480
Swap contracts	(3,263)
Net change in unrealized appreciation (depreciation)	(10,014,517)
Net realized and unrealized gain	248,891
Net increase in net assets resulting from operations	$2,036,287
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations
Net investment income	$1,787,396	$1,616,660
Net realized gain (loss)	10,263,408	(6,005,539)
Net change in unrealized appreciation (depreciation)	(10,014,517)	(4,657,653)
Net increase (decrease) in net assets resulting from operations	2,036,287	(9,046,532)
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	—	(27,498,020)
Total distributions to shareholders	—	(27,498,020)
Increase (decrease) in net assets from capital stock activity	(3,883,371)	29,607,127
Total decrease in net assets	(1,847,084)	(6,937,425)
Net assets at beginning of period	259,762,999	266,700,424
Net assets at end of period	$257,915,915	$259,762,999

	Six Months Ended		Year Ended
	October 31, 2023 (Unaudited)		April 30, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	3,722,072	24,201,081	10,452,906	73,487,604
Distributions reinvested	—	—	4,198,171	27,498,020
Shares redeemed	(4,313,819)	(28,084,452)	(10,094,867)	(71,378,497)
Net increase (decrease)	(591,747)	(3,883,371)	4,556,210	29,607,127
Total net increase (decrease)	(591,747)	(3,883,371)	4,556,210	29,607,127
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30,
		2023	2022	2021	2020	2019
Per share data
Net asset value, beginning of period	$6.42	$7.42	$7.23	$6.00	$6.78	$10.82
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	(0.07)	(0.08)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.00(a)	(0.28)	0.80	1.31	(0.72)	(0.80)
Total from investment operations	0.04	(0.24)	0.73	1.23	(0.73)	(0.81)
Distributions to shareholders
Distributions from net investment income	—	(0.15)	(0.08)	—	—	(0.06)
Distributions from net realized gains	—	(0.61)	(0.46)	—	(0.05)	(3.17)
Total distributions to shareholders	—	(0.76)	(0.54)	—	(0.05)	(3.23)
Net asset value, end of period	$6.46	$6.42	$7.42	$7.23	$6.00	$6.78
Total return	0.62%	(3.44%)	10.42%	20.50%	(10.81%)	(5.65%)
Ratios to average net assets
Total gross expenses(b)	2.41%(c)	2.62%(c),(d)	2.61%(c),(d),(e)	2.90%(c),(d),(e)	2.31%(c),(e)	2.16%(c),(d),(e)
Total net expenses(b),(f)	2.19%(c)	2.35%(c),(d)	2.43%(c),(d),(e)	2.71%(c),(d),(e)	2.19%(c),(e)	2.12%(c),(d),(e)
Net investment income (loss)	1.33%	0.62%	(1.00%)	(1.31%)	(0.14%)	(0.11%)
Supplemental data
Net assets, end of period (in thousands)	$257,916	$259,763	$266,700	$278,350	$221,159	$251,976
Portfolio turnover	120%	399%	323%	254%	197%	146%(g)

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2023	4/30/2023	4/30/2022	4/30/2021	4/30/2020	4/30/2019
Institutional Class	0.43%	0.51%	0.59%	0.87%	0.32%	0.19%

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The rate for the year ended April 30, 2019, as disclosed in the April 30, 2020 and 2019 financial statements was calculated and presented incorrectly and has been corrected.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	25

Notes to Financial Statements
October 31, 2023 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
26	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity risk, to increase return on investments and to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
28	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2023:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	93,599
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,793*
Total		98,392

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	(236,499)	123,840	2,086	(110,573)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Equity risk	135,686	9,768	(3,263)	142,191
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2023:
Derivative instrument	Average value ($)
Option contracts purchased	11,529
Option contracts written	(58,272)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Total return swap contracts	5,010	(4,954)
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if
30	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2023:
	JPMorgan ($)	Macquarie ($)	Morgan Stanley ($)	Total ($)
Liabilities
Call option contracts written	-	-	86,892	86,892
Put option contracts written	-	-	6,707	6,707
OTC total return swap contracts (a)	-	4,793	-	4,793
Securities borrowed	4,211,363	-	51,492,874	55,704,237
Total liabilities	4,211,363	4,793	51,586,473	55,802,629
Total financial and derivative net assets	(4,211,363)	(4,793)	(51,586,473)	(55,802,629)
Total collateral received (pledged) (b)	(4,211,363)	(4,793)	(51,586,473)	(55,802,629)
Net amount (c)	-	-	-	-

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
32	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Effective September 5, 2023 (Waiver Effective Date), the Investment Manager is voluntarily waiving a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager will waive its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser and the daily value of such assets). This voluntary management fee waiver is not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and Boston Partners Global Investors, Inc., each of which subadvises a portion of the assets of the Fund. Prior to September 5, 2023, J.P. Morgan Investment Management Inc. served as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended October 31, 2023, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.22
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2024
Institutional Class	1.84%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees.The Fund’s management services fee voluntary waiver, which took effect on September 5, 2023, is also excluded from the waiver/reimbursement commitment and, therefore, provides an additional benefit to the Fund’s shareholders.This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
185,241,000	33,308,000	(15,210,000)	18,098,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
34	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The following capital loss carryforwards, determined at April 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,018,378)	—	(7,018,378)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $358,553,123 and $353,364,741, respectively, for the six months ended October 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $877 for the six months ended October 31, 2023.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	600,000	5.60	3
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2023.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2023.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant
36	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At October 31, 2023, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short positions risk
The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
38	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

 Approval of Management and SubadvisoryAgreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Directional Alternative Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC (Allspring), Boston Partners Global Investors, Inc. (Boston Partners), and J.P. Morgan Investment Management Inc. (J.P. Morgan) (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	39

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
40	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadvisers.
The Board also reviewed a description of the methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023	41

Approval of Management and Subadvisory
Agreements  (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that while the Management Agreement did not provide for breakpoints and the Subadvisory Agreement with Allspring and J.P. Morgan provided for breakpoints that reduce the fees payable to Allspring and J.P. Morgan as Fund assets grow, there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
42	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_N01_(12/23)

Semiannual  Report
October 31, 2023 (Unaudited)
Columbia Total Return Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Total Return Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Total Return Bond Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended October 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	-6.40	1.83	0.07	1.09
	Including sales charges		-9.21	-1.23	-0.54	0.78
Advisor Class		11/08/12	-6.26	2.12	0.33	1.34
Class C	Excluding sales charges	02/01/02	-6.72	1.11	-0.67	0.35
	Including sales charges		-7.63	0.13	-0.67	0.35
Institutional Class		12/05/78	-6.27	2.13	0.31	1.34
Institutional 2 Class		11/08/12	-6.22	2.20	0.40	1.41
Institutional 3 Class		11/08/12	-6.22	2.22	0.44	1.45
Class R		01/23/06	-6.48	1.62	-0.16	0.84
Bloomberg U.S. Aggregate Bond Index			-6.13	0.36	-0.06	0.88
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility.  Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Total Return Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2023)
Asset-Backed Securities — Non-Agency	13.5
Call Option Contracts Purchased	0.0(a)
Commercial Mortgage-Backed Securities - Agency	0.1
Commercial Mortgage-Backed Securities - Non-Agency	2.6
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	22.0
Foreign Government Obligations	1.5
Money Market Funds	2.2
Residential Mortgage-Backed Securities - Agency	36.1
Residential Mortgage-Backed Securities - Non-Agency	20.5
Senior Loans	0.1
U.S. Treasury Obligations	1.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including option contracts purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2023)
AA rating	47.9
A rating	14.1
BBB rating	16.1
BB rating	6.0
B rating	6.4
CCC rating	1.0
Not rated	8.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Derivative breakdown (%) (at October 31, 2023)(a)
	Asset	Liability	Net
Forward foreign currency exchange contracts	0.00(b)	—	0.00(b)
Long futures contracts	0.05	(0.55)	(0.50)
Short futures contracts	0.27	(0.02)	0.25
Swap contracts	0.15	(0.17)	(0.02)
Put option contracts written	—	(0.01)	(0.01)
(a) Forward foreign currency exchange contracts, futures contracts and swap contracts are based upon unrealized appreciation (depreciation) as a percentage of net assets. Options written contracts are based upon the value as a percentage of net assets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
(b) Rounds to zero.

4	Columbia Total Return Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2023 — October 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	936.00	1,021.65	3.64	3.80	0.74
Advisor Class	1,000.00	1,000.00	937.40	1,022.92	2.41	2.52	0.49
Class C	1,000.00	1,000.00	932.80	1,017.79	7.37	7.69	1.50
Institutional Class	1,000.00	1,000.00	937.30	1,022.92	2.41	2.52	0.49
Institutional 2 Class	1,000.00	1,000.00	937.80	1,023.28	2.07	2.16	0.42
Institutional 3 Class	1,000.00	1,000.00	937.80	1,023.53	1.82	1.90	0.37
Class R	1,000.00	1,000.00	935.20	1,020.38	4.87	5.08	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Total Return Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	8,123,785	8,134,472
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	7,000,000	6,962,000
Series 2023-A Class A
01/18/2028	6.610%	7,950,000	7,906,843
Series 2023-B Class A
09/15/2028	6.820%	8,550,000	8,555,899
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	8.594%	5,000,000	4,659,165
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month Term SOFR + 1.612% Floor 1.350% 01/15/2030	7.006%	7,780,000	7,667,353
Atrium XIII(a),(b)
Series 2013A Class B
3-month Term SOFR + 1.762% Floor 1.500% 11/21/2030	7.174%	2,250,000	2,206,903
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.924%	8,250,000	7,678,465
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.817%	13,150,000	13,027,258
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	7.077%	3,810,000	3,738,734
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month Term SOFR + 3.462% Floor 3.200% 10/20/2032	8.877%	13,400,000	13,085,140
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.252%	9,300,000	9,171,511
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	1,364,332	1,366,914
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.976%	7,000,000	6,802,096
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	18,281,937	18,226,303
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	8,850,000	8,578,762
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	15,200,000	15,118,695
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,486,973
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	3,000,000	2,979,643
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	5,500,000	5,422,142
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month Term SOFR + 1.612% 01/18/2031	7.007%	5,000,000	4,939,385
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	4,020,000	3,923,397
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	1,313,248	1,296,527
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.256%	5,000,000	4,820,320
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month Term SOFR + 4.362% Floor 4.000% 01/19/2034	9.658%	6,800,000	6,804,610
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	7.027%	14,000,000	13,657,350
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	874,825	865,790
Series 2023-2A Class A
06/15/2033	6.040%	8,416,840	8,381,975
Series 2023-3A Class A
09/15/2033	6.490%	10,796,520	10,780,456
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	4,510,000	4,426,143
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	5,788,139	5,766,434
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	7.077%	9,350,000	9,178,427
OHA Credit Partners XVI(a),(b)
Series 2021-16A Class A
3-month Term SOFR + 1.412% Floor 1.150% 10/18/2034	6.807%	13,280,000	13,215,127
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	13,838,788
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	2,815,262
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month Term SOFR + 7.512% Floor 7.250% 10/22/2030	12.924%	1,000,000	935,493
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	3,002,526	2,975,180
Series 2021-2 Class NOTE
01/25/2029	3.000%	2,673,084	2,550,086
Series 2021-5 Class A
08/15/2029	1.530%	1,627,536	1,612,665
Series 2021-HG1 Class A
01/16/2029	1.220%	1,913,866	1,846,636
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,199,662	6,091,648
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,248,910	8,805,831
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	442,808	422,827
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	2,834,349	2,806,063
Series 2023-1 Class A
07/15/2030	7.556%	8,262,477	8,284,222
Series 2023-3 Class A
12/16/2030	7.600%	15,479,839	15,548,081
Series 2023-6 Class A
06/16/2031	7.128%	14,200,000	14,217,027
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	10,598,598	9,973,685
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	6,999,321	6,981,855
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	11,000,000	11,010,113
Pagaya AI Debt Trust(a),(d)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	11,548,493	11,551,987
PAGAYA AI Debt Trust(a),(d)
Subordinated Series 2022-3 Class AB
03/15/2030	6.587%	2,439,107	2,429,865
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.406%	15,000,000	14,857,140
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,776,099	3,375,196
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	9,240,276	9,228,816
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,698,132
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	7.026%	5,828,571	5,713,130
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	8,142,493	8,165,525
Series 2023-1A Class A
04/15/2029	7.580%	10,393,544	10,423,427
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	991,834	967,078

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST10 Class A
01/20/2030	2.250%	2,606,083	2,549,834
Series 2021-ST4 Class A
07/20/2027	2.000%	2,653,548	2,546,578
Series 2021-ST5 Class A
07/20/2027	2.000%	2,392,728	2,296,941
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	3,420,252	3,405,189
Series 2023-2 Class A
06/20/2033	6.770%	7,479,195	7,461,052
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	9,900,000	9,563,731
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month Term SOFR + 3.412% Floor 3.150% 07/15/2034	8.806%	8,350,000	7,715,609
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	4,800,000	4,768,165
Total Asset-Backed Securities — Non-Agency (Cost $476,183,478)			469,264,069

Commercial Mortgage-Backed Securities - Agency 0.1%

FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	3,057,927	2,852,636
Total Commercial Mortgage-Backed Securities - Agency (Cost $3,064,010)			2,852,636

Commercial Mortgage-Backed Securities - Non-Agency 3.3%

BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.652%	3,000,000	2,608,951
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month Term SOFR + 1.997% Floor 1.950% 04/15/2036	7.332%	7,730,000	7,679,247
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.699%	4,790,000	4,613,604
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month Term SOFR + 2.654% Floor 2.540% 10/15/2034	7.989%	1,800,000	1,754,385
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.249%	3,100,000	3,013,304
BX Trust(a),(b)
Subordinated Series 2019-ATL Class C
1-month Term SOFR + 1.587% Floor 1.587% 10/15/2036	7.036%	4,361,000	4,197,479
Subordinated Series 2019-ATL Class D
1-month Term SOFR + 1.887% Floor 1.887% 10/15/2036	7.336%	3,801,000	3,572,964
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.721% Floor 2.721% 11/15/2038	8.172%	6,100,000	5,403,348
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,446,908
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,019,051
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	3,093,351
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month Term SOFR + 2.364% Floor 2.250% 07/15/2038	7.699%	12,836,591	12,555,918
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	609,010
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	4,954,258
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	8,225,364
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,182,554
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	734,821
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,690,941

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.599%	5,000,000	4,562,757
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.632%	4,800,000	4,733,246
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.382%	4,555,000	4,263,613
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $105,124,731)			88,915,074

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(e)	4,518	255,402
Total Financials		255,402
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(e)	1,493	52,270
Total Industrials		52,270
Total Common Stocks (Cost $1,511,077)		307,672

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	293,150
Total Convertible Bonds (Cost $550,881)			293,150

Corporate Bonds & Notes(f) 28.2%

Aerospace & Defense 0.9%
Boeing Co. (The)
08/01/2059	3.950%	9,596,000	5,896,148
05/01/2060	5.930%	4,074,000	3,427,182
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,280,000	1,079,175
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,026,317
Raytheon Technologies Corp.
03/15/2032	2.375%	7,665,000	5,756,866
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	782,000	803,323
TransDigm, Inc.(a)
03/15/2026	6.250%	2,883,000	2,818,853
08/15/2028	6.750%	886,000	861,074
TransDigm, Inc.
11/15/2027	5.500%	512,000	477,072
01/15/2029	4.625%	50,000	43,079
Total			23,189,089
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	435,000	395,999
American Airlines, Inc.(a)
07/15/2025	11.750%	550,000	583,033
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	2,397,202	2,331,015
04/20/2029	5.750%	814,571	734,751
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	1,293,554	955,530
United Airlines, Inc.(a)
04/15/2026	4.375%	820,000	762,676
04/15/2029	4.625%	240,000	202,907
Total			5,965,911
Automotive 0.3%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	27,354
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	960,000	933,733
Ford Motor Credit Co. LLC
09/08/2024	3.664%	934,000	909,143
11/13/2025	3.375%	679,000	633,556
06/10/2026	6.950%	578,000	579,184
01/09/2027	4.271%	630,000	582,159
08/17/2027	4.125%	363,000	329,837
02/16/2028	2.900%	221,000	187,910
02/10/2029	2.900%	929,000	759,669
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	216,000	208,677
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	985,000	963,261
05/15/2027	8.500%	1,089,000	1,072,966

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	340,000	330,239
Total			7,517,688
Banking 7.6%
Ally Financial, Inc.
05/21/2024	3.875%	185,000	181,835
Subordinated
11/20/2025	5.750%	2,336,000	2,232,481
Bank of America Corp.(g)
07/23/2031	1.898%	11,485,000	8,542,365
10/20/2032	2.572%	27,137,000	20,341,455
02/04/2033	2.972%	18,480,000	14,156,454
Subordinated
09/21/2036	2.482%	1,006,000	717,121
Citigroup, Inc.(g)
01/25/2033	3.057%	11,756,000	9,053,523
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	6,082,000	4,518,176
10/21/2032	2.650%	5,411,000	4,069,309
HSBC Holdings PLC(g)
05/24/2032	2.804%	8,837,000	6,646,080
11/22/2032	2.871%	16,017,000	11,946,486
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	11,900,000	9,771,603
04/22/2032	2.580%	13,724,000	10,594,432
11/08/2032	2.545%	18,610,000	14,102,107
Morgan Stanley(g)
07/21/2032	2.239%	3,556,000	2,623,765
10/20/2032	2.511%	18,040,000	13,493,755
07/21/2034	5.424%	2,427,000	2,215,001
Subordinated
09/16/2036	2.484%	1,460,000	1,035,100
Morgan Stanley(g),(h)
11/01/2034	6.627%	5,506,000	5,506,000
PNC Financial Services Group, Inc. (The)(g)
06/12/2029	5.582%	8,693,000	8,322,277
10/20/2034	6.875%	5,815,000	5,811,482
US Bancorp(g)
06/12/2034	5.836%	2,529,000	2,332,352
Washington Mutual Bank(c),(i),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(g)
07/25/2029	5.574%	1,113,000	1,071,889
10/23/2029	6.303%	5,511,000	5,465,227
10/30/2030	2.879%	1,254,000	1,024,879
02/11/2031	2.572%	15,658,000	12,410,104
07/25/2034	5.557%	7,268,000	6,657,151
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/23/2034	6.491%	22,266,000	21,881,648
Total			206,765,126
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	385,000	355,828
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	567,000	569,448
Hightower Holding LLC(a)
04/15/2029	6.750%	450,000	383,471
NFP Corp.(a)
08/15/2028	4.875%	471,000	414,188
08/15/2028	6.875%	1,826,000	1,560,393
10/01/2030	7.500%	640,000	607,067
10/01/2031	8.500%	360,000	354,571
Total			4,244,966
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	661,000	593,742
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	431,995
08/01/2030	6.500%	358,000	341,999
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	231,772
SRS Distribution, Inc.(a)
07/01/2028	4.625%	815,000	711,092
07/01/2029	6.125%	556,000	465,606
12/01/2029	6.000%	447,000	372,164
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,310,000	1,173,950
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,180,000	1,033,168
Total			5,355,488
Cable and Satellite 1.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	364,301
02/01/2028	5.000%	1,128,000	1,009,626
06/01/2029	5.375%	233,000	203,923
03/01/2030	4.750%	862,000	711,254
08/15/2030	4.500%	1,140,000	915,234
02/01/2031	4.250%	194,000	150,948
02/01/2032	4.750%	619,000	483,227
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,448,000	1,873,368
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,429,567
12/01/2061	4.400%	9,591,000	5,580,506
06/30/2062	3.950%	11,685,000	6,252,105

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
06/01/2024	5.250%	586,000	547,920
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	509,775
01/15/2030	5.750%	402,000	211,027
12/01/2030	4.125%	941,000	630,485
12/01/2030	4.625%	241,000	121,850
02/15/2031	3.375%	961,000	615,572
11/15/2031	5.000%	159,000	81,590
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	366,000	320,503
DISH DBS Corp.
07/01/2026	7.750%	799,000	534,941
06/01/2029	5.125%	1,341,000	689,445
DISH Network Corp.(a)
11/15/2027	11.750%	1,492,000	1,477,743
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	507,000	388,707
09/15/2028	6.500%	260,000	128,692
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	411,000	368,856
08/01/2027	5.000%	1,062,000	975,102
07/15/2028	4.000%	813,000	691,141
07/01/2030	4.125%	244,000	193,714
Videotron Ltd.(a)
06/15/2029	3.625%	4,632,000	3,908,392
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	426,151
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	279,780
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,165,000	885,268
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	271,647
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	306,674
Ziggo BV(a)
01/15/2030	4.875%	1,110,000	887,741
Total			34,426,775
Chemicals 0.4%
Avient Corp.(a)
08/01/2030	7.125%	544,000	525,654
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	182,153
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	408,000	375,751
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,153,403
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	695,000	644,653
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	525,936
HB Fuller Co.
10/15/2028	4.250%	633,000	548,341
Herens Holdco Sarl(a)
05/15/2028	4.750%	949,000	735,558
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	774,708
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	705,191
Ingevity Corp.(a)
11/01/2028	3.875%	652,000	533,963
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	287,511
Iris Holdings, Inc.(a),(k)
02/15/2026	8.750%	188,000	167,465
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	453,206
11/15/2028	9.750%	1,134,000	1,108,255
10/01/2029	6.250%	742,000	561,610
SPCM SA(a)
03/15/2027	3.125%	190,000	167,841
Tronox, Inc.(a)
03/15/2029	4.625%	39,000	30,621
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	752,024
08/15/2029	5.625%	1,743,000	1,350,865
03/01/2031	7.375%	159,000	147,393
Total			11,732,102
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	2,585,000	2,190,200
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	81,858
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,210,000	2,177,879
03/15/2031	7.750%	325,000	326,242
United Rentals North America, Inc.
05/15/2027	5.500%	179,000	172,767
02/15/2031	3.875%	194,000	159,383
01/15/2032	3.750%	203,000	161,511
Total			5,269,840

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
APX Group, Inc.(a)
07/15/2029	5.750%	98,000	81,849
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,119,000	926,594
12/01/2028	6.125%	765,000	618,051
ASGN, Inc.(a)
05/15/2028	4.625%	268,000	237,990
Match Group, Inc.(a)
12/15/2027	5.000%	348,000	321,300
06/01/2028	4.625%	1,677,000	1,505,347
Uber Technologies, Inc.(a)
05/15/2025	7.500%	463,000	464,017
09/15/2027	7.500%	327,000	327,916
01/15/2028	6.250%	1,129,000	1,088,169
08/15/2029	4.500%	2,043,000	1,802,853
Total			7,374,086
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	137,000	137,284
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,565,000	1,492,095
Newell Brands, Inc.
06/01/2025	4.875%	371,000	356,297
09/15/2027	6.375%	215,000	201,364
09/15/2029	6.625%	304,000	279,905
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	197,617
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	185,000	137,711
02/01/2032	4.375%	284,000	208,292
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	618,000	554,412
07/15/2030	5.500%	226,000	202,546
03/15/2031	3.875%	247,000	198,200
Total			3,965,723
Diversified Manufacturing 0.6%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	6,725,013
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	334,057
01/01/2031	9.500%	117,000	120,541
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,525,000	1,451,898
Gates Global LLC/Co.(a)
01/15/2026	6.250%	1,444,000	1,411,134
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	618,780
06/30/2029	5.875%	587,000	454,678
Resideo Funding, Inc.(a)
09/01/2029	4.000%	891,000	718,139
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	751,000	683,663
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,091,000	1,092,582
06/15/2028	7.250%	2,222,000	2,209,968
Total			15,820,453
Electric 1.4%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	2,356,442
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	315,000	282,122
02/15/2031	3.750%	1,016,000	795,682
01/15/2032	3.750%	956,000	724,637
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	5,542,013
Edison International
11/15/2028	5.250%	5,156,000	4,890,432
Emera US Finance LP
06/15/2046	4.750%	7,655,000	5,337,316
FirstEnergy Corp.
03/01/2050	3.400%	1,537,000	928,279
Georgia Power Co.
03/15/2042	4.300%	2,286,000	1,748,322
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	135,000	110,464
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	969,371
09/15/2027	4.500%	781,000	700,181
NRG Energy, Inc.
01/15/2028	5.750%	384,000	360,608
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	148,376
06/15/2029	5.250%	274,000	242,284
02/15/2032	3.875%	2,283,000	1,705,213
Pacific Gas and Electric Co.
07/01/2050	4.950%	9,055,000	6,326,158
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	114,831
PG&E Corp.
07/01/2028	5.000%	80,000	72,490

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	770,000	704,856
01/15/2030	4.750%	527,000	448,245
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	64,829
02/15/2027	5.625%	209,000	196,693
07/31/2027	5.000%	712,000	653,226
05/01/2029	4.375%	1,377,000	1,167,268
10/15/2031	7.750%	734,000	708,641
Total			37,298,979
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	95,000	90,425
GFL Environmental, Inc.(a)
08/01/2025	3.750%	852,000	810,030
12/15/2026	5.125%	274,000	260,745
08/01/2028	4.000%	343,000	296,118
09/01/2028	3.500%	299,000	257,178
06/15/2029	4.750%	504,000	442,702
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,155,888
Total			3,313,086
Finance Companies 0.4%
Aretec Escrow Issuer 2, Inc.(a),(h)
08/15/2030	10.000%	562,000	568,581
Navient Corp.
06/25/2025	6.750%	79,000	77,155
06/15/2026	6.750%	579,000	549,738
03/15/2027	5.000%	508,000	447,296
Navient Corp.(h)
03/15/2031	11.500%	471,000	470,105
OneMain Finance Corp.
01/15/2027	3.500%	725,000	613,752
01/15/2029	9.000%	426,000	415,500
09/15/2030	4.000%	428,000	313,488
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	524,000	466,239
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,049,000	1,665,982
03/01/2031	3.875%	975,000	753,699
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	5,070,000	3,727,950
Springleaf Finance Corp.
03/15/2024	6.125%	420,000	419,022
03/15/2025	6.875%	181,000	178,706
11/15/2029	5.375%	40,000	33,039
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	36,000	30,116
Total			10,730,368
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2048	5.300%	9,130,000	7,409,227
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,192,116
Constellation Brands, Inc.
05/01/2033	4.900%	7,848,000	7,085,232
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	720,000	670,930
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,199,000	1,150,033
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	959,041
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	422,000	358,641
Post Holdings, Inc.(a)
03/01/2027	5.750%	622,000	593,379
01/15/2028	5.625%	725,000	673,396
04/15/2030	4.625%	624,000	523,578
09/15/2031	4.500%	864,000	701,314
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,247,000	1,054,004
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	1,037,000	842,398
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	627,000	514,427
Tyson Foods, Inc.
06/02/2047	4.550%	567,000	405,090
09/28/2048	5.100%	2,296,000	1,777,335
US Foods, Inc.(a)
09/15/2028	6.875%	367,000	360,391
02/15/2029	4.750%	585,000	515,402
06/01/2030	4.625%	328,000	280,255
01/15/2032	7.250%	341,000	335,018
Total			28,401,207
Gaming 0.4%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	302,828
Boyd Gaming Corp.(a)
06/15/2031	4.750%	497,000	412,809
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,823,000	1,499,246
02/15/2030	7.000%	969,000	932,680

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Churchill Downs, Inc.(a)
01/15/2028	4.750%		656,000	589,041
05/01/2031	6.750%		310,000	289,489
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%		501,000	493,622
07/01/2025	6.250%		1,369,000	1,347,304
07/01/2027	8.125%		769,000	761,555
International Game Technology PLC(a)
02/15/2025	6.500%		200,000	198,795
04/15/2026	4.125%		352,000	331,660
Light & Wonder International, Inc.(a)
09/01/2031	7.500%		157,000	153,352
MGM Resorts International
05/01/2025	6.750%		2,000,000	1,988,727
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%		408,000	339,891
Penn National Gaming, Inc.(a)
01/15/2027	5.625%		355,000	324,756
07/01/2029	4.125%		373,000	289,837
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%		731,000	628,750
Scientific Games International, Inc.(a)
05/15/2028	7.000%		88,000	85,899
11/15/2029	7.250%		406,000	393,787
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		57,000	55,937
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%		165,000	140,887
Total				11,560,852
Health Care 1.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		195,000	180,224
04/15/2029	5.000%		669,000	599,357
AdaptHealth LLC(a)
08/01/2029	4.625%		138,000	103,180
03/01/2030	5.125%		832,000	632,936
Avantor Funding, Inc.(a)
07/15/2028	4.625%		326,000	290,748
11/01/2029	3.875%		858,000	717,790
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%		580,000	576,433
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	890,000	554,631
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		106,000	83,917
04/01/2030	3.500%		498,000	391,015
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	28,000	24,920
03/15/2029	3.750%	215,000	182,162
03/15/2031	4.000%	185,000	151,058
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	422,000	172,911
05/15/2030	5.250%	1,921,000	1,364,357
02/15/2031	4.750%	307,000	206,488
CVS Health Corp.
07/20/2045	5.125%	3,775,000	3,011,118
03/25/2048	5.050%	2,580,000	2,031,189
Encompass Health Corp.
02/01/2028	4.500%	422,000	380,438
HCA, Inc.
03/15/2027	3.125%	484,000	436,620
06/01/2028	5.200%	15,175,000	14,446,220
09/01/2030	3.500%	11,175,000	9,249,089
03/15/2052	4.625%	2,006,000	1,398,174
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	281,000	258,034
IQVIA, Inc.(a)
10/15/2026	5.000%	653,000	622,601
05/15/2030	6.500%	294,000	285,233
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,576,000	2,173,956
10/01/2029	5.250%	1,964,000	1,672,277
Select Medical Corp.(a)
08/15/2026	6.250%	1,178,000	1,146,026
Star Parent, Inc.(a)
10/01/2030	9.000%	1,003,000	996,540
Tenet Healthcare Corp.
01/01/2026	4.875%	220,000	211,061
02/01/2027	6.250%	389,000	373,689
11/01/2027	5.125%	521,000	481,371
06/15/2028	4.625%	846,000	753,213
10/01/2028	6.125%	1,164,000	1,076,858
06/01/2029	4.250%	84,000	71,973
01/15/2030	4.375%	633,000	536,016
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	229,000	217,522
Total			48,061,345
Healthcare Insurance 0.6%
Aetna, Inc.
11/15/2042	4.125%	972,000	694,336
08/15/2047	3.875%	529,000	347,946

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
02/15/2030	3.375%	615,000	508,866
10/15/2030	3.000%	14,096,000	11,144,610
08/01/2031	2.625%	4,372,000	3,296,454
Total			15,992,212
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	171,000	167,793
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,914,000	1,609,121
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	692,000	611,584
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	76,432
Total			2,464,930
Independent Energy 0.5%
Baytex Energy Corp.(a)
04/30/2030	8.500%	526,000	521,619
Callon Petroleum Co.
07/01/2026	6.375%	812,000	791,938
Callon Petroleum Co.(a)
08/01/2028	8.000%	215,000	213,120
06/15/2030	7.500%	210,000	203,417
Centennial Resource Production LLC(a)
04/01/2027	6.875%	121,000	118,588
Civitas Resources, Inc.(a)
07/01/2028	8.375%	209,000	210,500
11/01/2030	8.625%	187,000	190,333
07/01/2031	8.750%	230,000	232,238
CNX Resources Corp.(a)
03/14/2027	7.250%	29,000	28,558
01/15/2029	6.000%	305,000	280,056
01/15/2031	7.375%	880,000	844,401
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,930,000	1,801,056
Comstock Resources, Inc.(a)
03/01/2029	6.750%	191,000	173,981
01/15/2030	5.875%	286,000	244,526
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	973,000	963,809
05/01/2029	5.000%	1,697,000	1,598,874
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	213,000	204,440
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	20,570
02/01/2029	5.750%	264,000	237,754
04/15/2030	6.000%	300,000	266,468
02/01/2031	6.000%	282,000	247,117
04/15/2032	6.250%	334,000	291,547
Matador Resources Co.
09/15/2026	5.875%	422,000	407,472
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	313,830
Permian Resources Operating LLC(a)
01/15/2032	7.000%	765,000	744,971
Southwestern Energy Co.
02/01/2029	5.375%	144,000	133,228
02/01/2032	4.750%	1,327,000	1,141,172
Total			12,425,583
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	2,315,000	1,450,550
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	862,000	837,430
03/01/2027	5.750%	1,866,000	1,665,479
08/01/2028	4.000%	623,000	542,264
08/15/2029	7.000%	262,000	256,760
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	461,000	491,560
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(a)
05/01/2025	5.500%	651,000	638,442
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	342,000	316,725
10/01/2028	6.500%	334,000	310,602
Cinemark USA, Inc.(a)
05/01/2025	8.750%	55,000	55,577
03/15/2026	5.875%	530,000	505,226
07/15/2028	5.250%	262,000	228,098
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	345,000	331,393
NCL Corp., Ltd.(a)
02/15/2029	7.750%	104,000	90,751
NCL Finance Ltd.(a)
03/15/2028	6.125%	113,000	94,412
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	675,000	621,141
08/31/2026	5.500%	657,000	621,006
07/15/2027	5.375%	266,000	245,164
01/15/2029	8.250%	400,000	410,292

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/15/2030	7.250%		675,000	667,131
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%		797,000	733,443
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		31,000	30,812
Viking Cruises Ltd.(a)
02/15/2029	7.000%		290,000	262,220
07/15/2031	9.125%		344,000	337,932
Total				10,293,860
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		2,100,000	2,033,159
Voya Financial, Inc.
06/15/2046	4.800%		82,000	59,282
Total				2,092,441
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		61,000	60,029
05/01/2028	5.750%		67,000	64,265
02/15/2032	3.625%		253,000	199,979
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%		188,000	154,106
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		312,000	275,438
Total				753,817
Media and Entertainment 0.9%
Clear Channel International BV(a)
08/01/2025	6.625%		289,000	284,111
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		716,000	548,629
09/15/2028	9.000%		560,000	545,485
06/01/2029	7.500%		1,217,000	886,906
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		847,000	752,474
iHeartCommunications, Inc.
05/01/2026	6.375%		772,634	629,648
05/01/2027	8.375%		1,211,507	742,281
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		846,000	598,720
Netflix, Inc.
05/15/2029	4.625%	EUR	1,696,000	1,827,290
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		972,000	865,922
01/15/2029	4.250%		139,000	113,275
03/15/2030	4.625%		764,000	616,412
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playtika Holding Corp.(a)
03/15/2029	4.250%	600,000	483,672
Roblox Corp.(a)
05/01/2030	3.875%	469,000	380,496
Univision Communications, Inc.(a)
08/15/2028	8.000%	214,000	202,450
05/01/2029	4.500%	243,000	193,215
06/30/2030	7.375%	540,000	476,185
Warnermedia Holdings, Inc.
03/15/2062	5.391%	21,129,000	14,798,542
Total			24,945,713
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	92,238
10/01/2031	5.125%	777,000	639,469
Constellium NV(a)
02/15/2026	5.875%	614,000	592,447
Constellium SE(a)
06/15/2028	5.625%	988,000	903,698
04/15/2029	3.750%	1,309,000	1,076,770
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	906,000	841,863
04/01/2029	6.125%	441,000	396,207
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	83,000	69,200
06/01/2031	4.500%	507,000	374,616
Novelis Corp.(a)
11/15/2026	3.250%	256,000	228,181
01/30/2030	4.750%	554,000	471,595
08/15/2031	3.875%	309,000	241,567
Total			5,927,851
Midstream 1.5%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	451,000	371,692
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	96,000	94,770
DT Midstream, Inc.(a)
06/15/2029	4.125%	891,000	766,624
06/15/2031	4.375%	626,000	520,464
EQM Midstream Partners LP(a)
07/01/2025	6.000%	106,000	103,976
07/01/2027	6.500%	281,000	274,451
01/15/2029	4.500%	315,000	276,013
01/15/2031	4.750%	1,099,000	920,456
EQM Midstream Partners LP
07/15/2048	6.500%	2,965,000	2,502,000

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	2,776,598
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	173,622
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	246,000	239,576
02/01/2028	5.000%	486,000	450,130
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	271,810
Kinder Morgan, Inc.
02/15/2046	5.050%	2,270,000	1,732,594
08/01/2052	5.450%	5,818,000	4,698,935
MPLX LP
03/14/2052	4.950%	1,972,000	1,463,107
NuStar Logistics LP
10/01/2025	5.750%	832,000	807,406
06/01/2026	6.000%	1,385,000	1,340,831
04/28/2027	5.625%	111,000	105,355
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,015,000	7,728,135
Sunoco LP/Finance Corp.
04/15/2027	6.000%	779,000	751,114
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	868,000	744,031
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	1,179,000	983,606
08/15/2031	4.125%	3,380,000	2,722,838
11/01/2033	3.875%	6,510,000	4,932,425
Western Midstream Operating LP(g)
02/01/2050	5.250%	5,215,000	3,834,503
Total			41,587,062
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,198,877
05/15/2047	4.375%	4,329,000	3,146,679
Total			6,345,556
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	67,000	62,332
Nabors Industries Ltd.(a)
01/15/2026	7.250%	650,000	609,020
Nabors Industries, Inc.(a)
05/15/2027	7.375%	285,000	266,549
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	649,000	638,656
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		734,000	735,633
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		103,000	100,405
Venture Global LNG, Inc.(a)
06/01/2028	8.125%		249,000	241,749
02/01/2029	9.500%		172,000	174,461
06/01/2031	8.375%		921,000	878,984
02/01/2032	9.875%		171,000	173,434
Total				3,881,223
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%		224,000	176,225
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		555,000	461,923
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	1,680,000	1,423,765
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		531,000	505,335
02/01/2027	4.250%		893,000	784,131
06/15/2029	4.750%		2,141,000	1,725,563
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		256,000	230,562
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		311,000	260,833
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%		181,000	176,499
02/15/2029	4.500%		156,000	132,831
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		219,000	197,627
09/15/2029	4.000%		241,000	196,543
Service Properties Trust
03/15/2024	4.650%		147,000	145,178
Total				6,240,790
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		1,259,000	1,191,161
09/01/2029	4.000%		1,603,000	1,202,105
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		1,004,000	886,150
Ball Corp.
06/15/2029	6.000%		652,000	624,465
Berry Global, Inc.(a)
04/15/2028	5.500%		1,470,000	1,408,194

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	147,000	134,624
Canpack SA/US LLC(a)
11/15/2029	3.875%	755,000	588,434
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	799,000	725,166
08/15/2027	8.500%	373,000	311,446
Total			7,071,745
Pharmaceuticals 1.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	123,000	119,328
Amgen, Inc.
03/02/2063	5.750%	19,918,000	17,240,338
Bausch Health Companies, Inc.(a)
10/15/2030	14.000%	43,000	23,425
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	337,000	282,427
Organon Finance 1 LLC(a)
04/30/2028	4.125%	726,000	627,189
04/30/2031	5.125%	1,057,000	825,934
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	19,505,000	17,902,061
05/19/2063	5.340%	4,967,000	4,255,078
Total			41,275,780
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	414,831
10/15/2027	6.750%	786,000	717,130
04/15/2028	6.750%	1,147,000	1,090,722
11/01/2029	5.875%	1,796,000	1,501,015
AssuredPartners, Inc.(a)
08/15/2025	7.000%	1,065,000	1,043,576
01/15/2029	5.625%	670,000	569,594
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	3,100,000	2,161,922
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	683,000	595,196
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	180,880
HUB International Ltd.(a)
05/01/2026	7.000%	331,000	322,519
12/01/2029	5.625%	1,716,000	1,479,538
HUB International, Ltd.(a)
06/15/2030	7.250%	1,613,000	1,577,720
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(a)
05/01/2025	6.875%	1,115,000	1,105,379
Total			12,760,022
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	748,519
10/15/2030	4.000%	547,000	448,347
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	636,000	505,416
IRB Holding Corp.(a)
06/15/2025	7.000%	1,015,000	1,013,764
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	181,145
04/01/2032	5.375%	507,000	455,599
Total			3,352,790
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	131,000	110,732
02/15/2032	5.000%	905,000	735,263
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	131,954
Hanesbrands, Inc.(a)
05/15/2026	4.875%	285,000	261,989
02/15/2031	9.000%	273,000	253,834
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	28,849
10/01/2030	6.625%	789,000	727,003
L Brands, Inc.
06/15/2029	7.500%	63,000	61,595
11/01/2035	6.875%	135,000	119,119
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	254,000	213,321
08/01/2031	8.250%	414,000	395,719
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	263,175
Lowe’s Companies, Inc.
04/01/2062	4.450%	2,360,000	1,611,302
09/15/2062	5.800%	11,795,000	9,983,402
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	359,226
02/15/2029	7.750%	628,000	578,510
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	947,000	705,183
Total			16,540,176

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	77,220
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	841,000	777,612
01/15/2027	4.625%	688,000	645,854
Total			1,500,686
Technology 1.3%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	181,000	161,430
Block, Inc.
06/01/2026	2.750%	1,472,000	1,325,481
06/01/2031	3.500%	214,000	165,575
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	63,000	62,172
Broadcom, Inc.(a)
11/15/2036	3.187%	9,347,000	6,470,046
Camelot Finance SA(a)
11/01/2026	4.500%	657,000	609,441
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	128,000	126,968
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	347,000	333,066
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	217,244
07/01/2029	4.875%	1,249,000	1,053,081
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,155,000	984,514
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,286,000	1,028,345
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	156,653
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,232,000	2,903,810
06/15/2030	5.950%	1,139,000	1,041,909
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	1,380,000	1,360,826
HealthEquity, Inc.(a)
10/01/2029	4.500%	669,000	573,878
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	749,000	629,820
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	730,000	605,847
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
09/15/2027	4.875%	2,384,000	2,187,209
07/15/2028	5.000%	140,000	125,404
09/15/2029	4.875%	42,000	36,602
07/15/2030	5.250%	517,000	448,916
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,160,000	609,349
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	991,000	807,755
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,078,000	1,056,471
NCR Corp.(a)
10/01/2028	5.000%	516,000	445,756
04/15/2029	5.125%	679,000	584,076
10/01/2030	5.250%	235,000	194,583
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	957,000	845,329
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	912,251
01/15/2033	5.000%	3,969,000	3,538,076
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,485,000	1,303,263
PTC, Inc.(a)
02/15/2025	3.625%	149,000	143,907
Sabre GLBL, Inc.(a)
06/01/2027	8.625%	9,000	7,485
Seagate HDD Cayman(a)
12/15/2029	8.250%	336,000	342,058
07/15/2031	8.500%	374,000	380,883
Sensata Technologies BV(a)
09/01/2030	5.875%	496,000	453,033
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	606,000	559,658
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	192,000	187,579
Verscend Escrow Corp.(a)
08/15/2026	9.750%	497,000	493,577
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	1,281,000	1,057,424
Total			36,530,750
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	7,614,000	7,247,945
Wireless 1.0%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	244,909

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	85,000	71,826
01/15/2028	5.500%	830,000	616,725
07/15/2029	5.125%	881,000	603,514
10/15/2029	5.500%	975,000	672,818
American Tower Corp.
08/15/2029	3.800%	3,505,000	3,067,335
SBA Communications Corp.
02/15/2027	3.875%	2,432,000	2,217,922
02/01/2029	3.125%	576,000	477,503
Sprint Corp.
06/15/2024	7.125%	669,000	672,599
02/15/2025	7.625%	741,000	751,183
T-Mobile US, Inc.
02/15/2031	2.875%	18,247,000	14,554,535
04/15/2031	3.500%	2,030,000	1,685,163
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,220,000	961,927
07/15/2031	4.750%	1,477,000	1,188,871
Total			27,786,830
Wirelines 0.2%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	570,851
03/15/2031	8.625%	576,000	541,816
Iliad Holding SAS(a)
10/15/2026	6.500%	1,160,000	1,082,732
10/15/2028	7.000%	1,654,000	1,495,632
Verizon Communications, Inc.
03/21/2031	2.550%	1,050,000	819,809
Total			4,510,840
Total Corporate Bonds & Notes (Cost $904,556,645)			764,148,461

Foreign Government Obligations(l) 2.0%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	487,000	460,299
06/01/2027	5.250%	445,000	377,710
05/15/2029	4.250%	441,000	327,441
Total			1,165,450
Colombia 0.3%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	2,797,763
04/22/2032	3.250%	2,860,000	2,048,268
05/15/2049	5.200%	4,442,000	2,840,493
Total			7,686,524
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	757,384
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	2,324,277
01/31/2047	8.500%	1,015,000	526,117
Total			2,850,394
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	1,898,360
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	2,092,000	1,843,815
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,292,448
Mexico 0.6%
Petroleos Mexicanos
03/13/2027	6.500%	3,251,000	2,866,452
09/21/2047	6.750%	9,179,000	5,217,026
01/23/2050	7.690%	2,000,000	1,239,323
01/28/2060	6.950%	11,185,000	6,332,951
Total			15,655,752
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,059,275
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	1,961,615
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,494,647
Total			6,456,262
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	958,245
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,019,522
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	1,994,000	1,287,224

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	2,966,643
DP World PLC(a)
07/02/2037	6.850%	3,540,000	3,497,425
Total			6,464,068
Total Foreign Government Obligations (Cost $74,099,951)			53,394,723

Residential Mortgage-Backed Securities - Agency 46.2%

Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	36,608	35,655
12/01/2046- 08/01/2052	3.500%	48,811,067	40,822,657
12/01/2051	2.500%	20,611,218	16,004,360
02/01/2052- 05/01/2052	3.000%	69,175,640	55,590,605
03/01/2052	2.000%	27,744,757	20,394,843
02/01/2053	4.500%	25,785,296	23,170,572
Federal Home Loan Mortgage Corp.(m)
09/01/2049	3.000%	4,468,620	3,614,827
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.465%	181,220	10,979
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.615%	594,775	43,797
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	581,098	31,132
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.615%	10,104,331	776,388
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.615%	4,847,544	434,212
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.615%	757,652	56,978
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.535%	370,677	26,241
Federal Home Loan Mortgage Corp.(n)
CMO Series 4176 Class BI
03/15/2043	3.500%	708,864	95,324
Federal Home Loan Mortgage Corp. REMICS(b),(n)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.715%	19,409,932	1,729,720
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	0.615%	35,921,453	2,858,751
Federal Home Loan Mortgage Corp. REMICS(n)
CMO Series 5034 Class GI
11/25/2050	2.500%	18,529,201	2,647,347
CMO Series 5078 Class TI
02/25/2051	2.500%	23,881,994	3,733,119
CMO Series 5187 Class IK
01/25/2052	3.000%	22,460,656	4,179,629
Federal National Mortgage Association(b)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	4.665%	2,298	2,255
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.055%	46,312	45,961
Federal National Mortgage Association(m)
08/01/2043- 02/01/2048	4.000%	8,828,471	7,872,426
04/01/2049- 11/01/2051	3.000%	33,523,657	27,222,926
Federal National Mortgage Association
06/01/2045- 05/01/2052	3.500%	82,248,318	69,053,409
09/01/2048- 07/01/2052	4.000%	20,914,680	18,434,614
11/01/2049- 04/01/2052	3.000%	41,794,475	33,715,199
01/01/2052- 04/01/2052	2.500%	48,823,389	37,574,045
09/01/2052	5.000%	23,138,791	21,571,218
CMO Series 2017-72 Class B
09/25/2047	3.000%	4,749,501	4,102,441

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	21

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.465%	1,880,660	136,632
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.715%	1,118,706	98,068
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.565%	835,843	60,696
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.565%	3,668,068	291,217
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.565%	8,210,540	661,525
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.715%	4,085,222	385,874
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.665%	3,556,152	303,340
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	3,136,533	297,404
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	6,515,330	647,159
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.765%	4,360,216	379,501
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.765%	3,290,341	314,042
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.715%	6,090,828	520,886
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.615%	14,694,974	1,198,607
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.615%	26,395,372	2,106,393
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.615%	9,327,255	779,992
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.615%	8,006,875	823,304
Federal National Mortgage Association REMICS(b),(n)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	0.715%	17,281,791	1,440,740
CMO Series 2023-11 Class SB
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 04/25/2053	0.229%	24,795,949	734,501
Freddie Mac REMICS(n)
CMO Series 5152 Class XI
11/25/2050	2.500%	39,511,149	4,964,750
CMO Series 5287 Class NI
05/25/2051	3.500%	20,538,343	3,981,534
Freddie Mac REMICS(b),(n)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.635%	21,691,919	1,556,987

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.771%	5,000,000	4,805,355
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	2.625%	1,807	1,783
Government National Mortgage Association
12/15/2038- 01/15/2039	6.000%	28,258	28,480
02/15/2039	5.500%	15,598	15,419
10/15/2040- 04/15/2041	4.000%	405,827	369,900
Government National Mortgage Association(m)
04/20/2048	4.500%	3,389,348	3,110,217
Government National Mortgage Association(n)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,311,599	394,455
CMO Series 2020-175 Class KI
11/20/2050	2.500%	23,396,599	3,182,595
CMO Series 2020-189 Class HI
12/20/2050	3.000%	29,286,899	4,343,458
CMO Series 2020-191 Class UG
12/20/2050	3.500%	15,551,371	2,533,318
CMO Series 2021-119 Class QI
07/20/2051	3.000%	20,863,579	3,020,932
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	35,872,105	5,377,803
CMO Series 2021-16 Class KI
01/20/2051	2.500%	21,012,177	2,857,633
CMO Series 2021-89 Class IO
05/20/2051	3.000%	22,564,443	3,276,219
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	13,659,550	1,699,411
Government National Mortgage Association(b),(n)
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	0.646%	22,467,259	2,009,762
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.746%	9,259,023	1,055,109
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.746%	4,318,676	293,309
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.746%	16,555,486	1,488,972
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.746%	5,497,961	452,948
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.746%	21,214,256	1,651,591
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.746%	2,202,093	166,227
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.696%	3,267,698	256,896
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.746%	3,130,378	255,770
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.746%	3,941,457	316,094
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.796%	5,065,573	304,029
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.746%	4,022,962	320,727

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	23

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.696%	2,820,254	214,653
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	0.746%	23,540,744	2,016,799
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.746%	7,823,885	659,276
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.696%	6,619,953	515,707
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.746%	4,072,793	287,340
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.746%	5,206,191	327,988
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.746%	3,917,515	302,723
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.546%	6,293,324	474,581
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.696%	4,554,990	358,092
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.696%	4,991,647	390,988
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.596%	4,827,972	379,094
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.696%	4,451,115	327,899
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.696%	7,103,532	600,533
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.596%	3,437,433	306,221
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.696%	5,998,112	466,409
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	0.746%	25,360,668	2,366,957
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.979%	23,000,024	2,446,547
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.179%	30,060,681	2,103,562
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.746%	21,789,208	1,908,159
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.679%	34,819,222	1,429,124

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	0.646%	34,093,435	2,694,861
Government National Mortgage Association TBA(h)
11/20/2053	4.000%	96,000,000	84,378,750
11/20/2053	4.500%	50,000,000	45,174,993
11/20/2053	5.000%	75,000,000	69,782,227
Uniform Mortgage-Backed Security TBA(h)
11/15/2038- 11/13/2053	3.000%	168,000,000	137,408,849
11/13/2053	4.000%	62,000,000	53,552,500
11/13/2053	4.500%	26,000,000	23,214,746
11/13/2053	5.000%	128,000,000	118,000,000
11/13/2053	5.500%	154,000,000	146,059,375
11/13/2053	6.000%	96,000,000	93,411,331
Total Residential Mortgage-Backed Securities - Agency (Cost $1,346,864,109)			1,252,683,478

Residential Mortgage-Backed Securities - Non-Agency 26.1%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	5,875,157	5,479,733
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	2,567,894	2,519,747
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1C
1-month Term SOFR + 2.114% Floor 2.000% 04/25/2029	7.439%	2,457,037	2,459,847
CMO Series 2019-2A Class M2
1-month Term SOFR + 3.214% Floor 3.100% 04/25/2029	8.539%	10,964,000	11,195,528
CMO Series 2019-4A Class M1C
1-month Term SOFR + 2.614% Floor 2.500% 10/25/2029	7.939%	1,636,730	1,640,372
CMO Series 2020-4A Class M2B
1-month Term SOFR + 3.714% Floor 3.600% 06/25/2030	9.039%	1,869,423	1,869,412
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	6.815%	8,000,000	7,979,647
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	6,539,237	6,145,288
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	14,257,825	14,257,825
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CAFL Issuer LLC(a),(d)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	5,590,000	5,185,898
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-3 Class A1
05/25/2067	5.000%	13,897,504	13,138,499
CMO Series 2022-5 Class A1
01/25/2058	6.000%	7,317,206	7,093,173
CMO Series 2023-3 Class A1
07/25/2058	7.100%	15,628,549	15,442,685
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	2,907,023	2,800,026
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,074,595	5,213,557
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	3,840,366
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	5,305,690
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.585%	2,899,743	2,921,815
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.221%	15,000,000	14,819,230
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.321%	19,800,000	19,667,756
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,624,724	1,344,521
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.518%	12,966,195	13,261,279
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	11,698,518	11,381,590

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	25

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,606,730
CMO Series 2021-4 Class A1
11/25/2066	1.931%	6,150,191	4,841,813
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,380,823	5,018,360
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month Term SOFR + 4.114% Floor 4.000% 11/25/2028	9.439%	3,000,000	3,025,871
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.889%	3,311,784	3,309,824
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,033,608
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	9,007,628
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month Term SOFR + 0.000% 06/25/2033	4.617%	4,484,454	4,209,725
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.971%	3,011,433	3,015,255
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.571%	11,153,212	11,062,574
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.171%	7,900,000	7,763,340
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.571%	16,582,000	17,455,538
CMO Series 2023-HQA1 Class M1B
30-day Average SOFR + 3.500% 05/25/2043	8.821%	6,000,000	6,156,772
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.185%	6,590,695	7,195,515
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.821%	16,000,000	15,470,080
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	10.321%	9,400,000	8,862,133
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.435%	3,887,689	3,852,102
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.921%	7,873,127	7,962,368
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.321%	8,500,000	9,037,921
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	13.821%	8,750,000	9,048,520
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	6,708,281	6,041,357
GCAT Trust(a),(d)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	2,743,044
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	4,686,270
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	6,485,468
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.215%	18,000,000	18,060,091
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	312,714	311,995
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,461,484	2,767,715
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,188,196	4,830,206
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,235,492	3,909,524
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	7,070,061	6,513,545
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,304,949
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	10,127,652
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	8,002,349	7,805,416

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mortgage Acquisition Trust I LLC(a),(c)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	4,212,764	3,812,551
New Residential Mortgage Loan Trust(a),(d)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.881%	10,000,000	5,463,976
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	5,595,968	5,481,644
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,320,240	2,167,256
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.371%	2,554,773	2,553,984
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.750% Floor 3.750% 05/30/2025	9.191%	2,166,102	2,153,204
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.289%	26,000,000	25,999,828
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.089%	38,450,000	38,427,184
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	8,991,688	7,957,090
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	10,194,413	9,727,551
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,928,745	3,743,609
CMO Series 2021-3 Class A1
04/25/2026	1.867%	10,559,188	9,977,229
CMO Series 2021-7 Class A1
08/25/2026	1.867%	5,475,097	5,128,399
CMO Series 2021-8 Class A1
09/25/2026	1.743%	4,472,450	4,149,574
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	15,695,882	14,668,097
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	7,043,385	6,492,210
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	4,118,944	3,808,839
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,910,445	3,390,242
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	109,014	104,738
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	3,084,865	2,941,390
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,436,312
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	6,811,140	6,137,410
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	4,915,784
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,085,554	1,609,416
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	7,947,431
CMO Series 2022-2 Class A1
02/25/2067	3.136%	2,751,797	2,419,295
Stonnington Mortgage Trust(a),(c),(d),(i)
CMO Series 2020-1 Class A
07/28/2024	5.500%	393,784	387,877
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	10,193,354	9,861,581
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month Term SOFR + 2.714% Floor 2.600% 10/25/2033	8.039%	2,870,776	2,874,624
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,800,000	7,171,147
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,131,196
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	8,125,414	7,494,606
VCAT LLC(a),(d)
CMO Series 2021-NPL4 Class A2
08/25/2051	3.844%	7,000,000	5,733,408

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	27

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	8,923,930	8,339,336
CMO Series 2021-NPL5 Class A2
08/25/2051	3.844%	7,500,000	5,795,035
Vericrest Opportunity Loan Transferee CVI LLC(a),(d)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	17,967,405	16,174,941
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	4,550,518	4,293,896
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	5,435,109	5,148,599
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	10,396,255
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,297,334
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,937,026	1,475,712
CMO Series 2021-5 Class A3
09/25/2066	1.373%	3,667,581	2,787,412
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,370,009
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,407,429	5,093,563
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,625,233	1,457,477
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	7,614,481
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	803,226	740,282
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	6,455,002	5,839,719
CMO Series 2021-1R Class A2
05/25/2056	1.484%	2,046,842	1,845,345
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $762,481,230)			709,424,471

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(o)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.402%	515,812	505,068
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.189%	377,839	355,935
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.189%	32,969	24,782
Total			380,717
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.405%	705,556	697,139
Technology 0.1%
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.924%	747,098	693,636
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.174%	338,000	284,200
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.324%	404,000	360,235
UKG, Inc.(b),(o)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.764%	334,860	332,803
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.764%	657,000	655,522
Total			2,326,396
Total Senior Loans (Cost $4,074,494)			3,909,320

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
U.S. Treasury Obligations 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	2.750%	20,000,000	19,234,375
08/15/2025	2.000%	15,000,000	14,201,367
08/15/2045	2.875%	14,000,000	9,638,125
02/15/2046	2.500%	9,000,000	5,722,031
Total U.S. Treasury Obligations (Cost $54,385,039)			48,795,898

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $9,086,790)	5,217
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(p),(q)	75,457,531	75,434,893
Total Money Market Funds (Cost $75,419,159)		75,434,893
Total Investments in Securities (Cost: $3,817,401,594)		3,469,429,062
Other Assets & Liabilities, Net		(756,685,729)
Net Assets		2,712,743,333

At October 31, 2023, securities and/or cash totaling $46,094,602 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,494,900 EUR	3,710,336 USD	Citi	12/07/2023	6,575	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SONIA	994	03/2026	GBP	237,826,925	296,299	—
Long Gilt	465	12/2023	GBP	43,319,400	989,068	—
U.S. Treasury 5-Year Note	8,572	12/2023	USD	895,573,098	—	(14,321,114)
U.S. Treasury Ultra Bond	117	12/2023	USD	13,169,813	—	(634,570)
Total					1,285,367	(14,955,684)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(1,850)	03/2025	USD	(441,016,875)	1,721,717	—
3-Month SOFR	(1,225)	03/2026	USD	(293,571,250)	—	(152,666)
U.S. Long Bond	(510)	12/2023	USD	(55,813,125)	5,035,383	—
U.S. Treasury 10-Year Note	(2,109)	12/2023	USD	(223,916,484)	267,065	—
U.S. Treasury 10-Year Note	(872)	12/2023	USD	(92,581,875)	—	(434,226)
U.S. Treasury 2-Year Note	(376)	12/2023	USD	(76,110,625)	382,606	—
Total					7,406,771	(586,892)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	113,470,000	113,470,000	3.30	11/14/2023	3,631,040	23
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	135,000,000	135,000,000	3.30	11/30/2023	3,577,500	1,201
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	55,000,000	55,000,000	3.00	01/10/2024	1,878,250	3,993
Total							9,086,790	5,217

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	29

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(99,230,000)	(99,230,000)	5.10	12/27/2023	(275,363)	(348,396)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	1,725,381	(4,083)	1,746,980	—	—	(25,682)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	1,876,237	(3,383)	1,568,004	—	304,850	—
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	419,021	(992)	254,451	—	163,578	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	2,637,685	(4,667)	318,328	—	2,314,690	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	419,022	(992)	56,256	—	361,774	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	329,711	(583)	56,921	—	272,207	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	1,603,850	(3,372)	1,336,590	—	263,888	—
Total							9,010,907	(18,072)	5,337,530	—	3,680,987	(25,682)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	89,362,000	499,907	—	—	499,907	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	18.519	USD	4,000,000	(1,318,842)	2,333	—	(852,964)	—	(463,545)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	18.519	USD	7,000,000	(2,307,974)	4,083	—	(818,986)	—	(1,484,905)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.519	USD	5,000,000	(1,648,553)	2,917	—	(1,055,869)	—	(589,767)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.519	USD	5,000,000	(1,648,554)	2,917	—	(817,912)	—	(827,725)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	18.519	USD	5,000,000	(1,648,553)	2,917	—	(787,599)	—	(858,037)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	18.519	USD	3,000,000	(989,132)	1,750	—	(556,404)	—	(430,978)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	30.340	USD	7,000,000	(1,465,363)	4,083	—	(1,405,531)	—	(55,749)
Total								(11,026,971)	21,000	—	(6,295,265)	—	(4,710,706)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $1,558,449,894, which represents 57.45% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2023.
(e)	Non-income producing investment.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $428,946, which represents 0.02% of total net assets.
(j)	Represents a security in default.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at October 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	214,376,314	764,134,202	(903,073,505)	(2,118)	75,434,893	7,474	3,814,672	75,457,531
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	31

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	463,497,635	5,766,434	469,264,069
Commercial Mortgage-Backed Securities - Agency	—	2,852,636	—	2,852,636
Commercial Mortgage-Backed Securities - Non-Agency	—	88,915,074	—	88,915,074
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Total Return Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks
Financials	255,402	—	—	255,402
Industrials	52,270	—	—	52,270
Total Common Stocks	307,672	—	—	307,672
Convertible Bonds	—	293,150	—	293,150
Corporate Bonds & Notes	—	764,107,392	41,069	764,148,461
Foreign Government Obligations	—	53,394,723	—	53,394,723
Residential Mortgage-Backed Securities - Agency	—	1,252,683,478	—	1,252,683,478
Residential Mortgage-Backed Securities - Non-Agency	—	680,966,218	28,458,253	709,424,471
Senior Loans	—	3,909,320	—	3,909,320
U.S. Treasury Obligations	—	48,795,898	—	48,795,898
Call Option Contracts Purchased	—	5,217	—	5,217
Money Market Funds	75,434,893	—	—	75,434,893
Total Investments in Securities	75,742,565	3,359,420,741	34,265,756	3,469,429,062
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	6,575	—	6,575
Futures Contracts	8,692,138	—	—	8,692,138
Swap Contracts	—	4,180,894	—	4,180,894
Liability
Futures Contracts	(15,542,576)	—	—	(15,542,576)
Put Option Contracts Written	—	(348,396)	—	(348,396)
Swap Contracts	—	(4,736,388)	—	(4,736,388)
Total	68,892,127	3,358,523,426	34,265,756	3,461,681,309
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2023 ($)
Asset-Backed Securities — Non-Agency	16,858,904	45,422	—	31,814	—	(4,187,206)	—	(6,982,500)	5,766,434
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	51,697,995	—	19,720	1,075,649	—	(24,335,111)	—	—	28,458,253
Total	68,597,968	45,422	19,720	1,107,463	—	(28,522,317)	—	(6,982,500)	34,265,756
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2023 was $102,552, which is comprised of Asset-Backed Securities — Non-Agency of $31,814 and Residential Mortgage-Backed Securities — Non-Agency of $70,738.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	33

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,732,895,645)	$3,393,988,952
Affiliated issuers (cost $75,419,159)	75,434,893
Option contracts purchased (cost $9,086,790)	5,217
Cash collateral held at broker for:
Swap contracts	1,630,000
TBA	6,830,289
Other(a)	628,000
Margin deposits on:
Swap contracts	5,534,850
Unrealized appreciation on forward foreign currency exchange contracts	6,575
Unrealized appreciation on swap contracts	3,680,987
Upfront payments on swap contracts	5,337,530
Receivable for:
Investments sold	2,114,290
Capital shares sold	15,569,070
Dividends	304,676
Interest	19,631,431
Foreign tax reclaims	7,870
Variation margin for futures contracts	937,709
Trustees’ fees	342,851
Expense reimbursement due from Investment Manager	10,915
Prepaid expenses	20,995
Other assets	16,569
Total assets	3,532,033,669
Liabilities
Option contracts written, at value (premiums received $275,363)	348,396
Due to custodian	689
Unrealized depreciation on swap contracts	4,736,388
Upfront receipts on swap contracts	6,295,265
Payable for:
Investments purchased	30,243
Investments purchased on a delayed delivery basis	785,908,697
Capital shares redeemed	5,556,254
Distributions to shareholders	14,270,286
Variation margin for futures contracts	926,052
Variation margin for swap contracts	390,710
Management services fees	35,690
Distribution and/or service fees	4,368
Transfer agent fees	318,063
Trustees’ fees	393,028
Compensation of chief compliance officer	276
Other expenses	75,931
Total liabilities	819,290,336
Net assets applicable to outstanding capital stock	$2,712,743,333
Represented by
Paid in capital	3,615,107,354
Total distributable earnings (loss)	(902,364,021)
Total - representing net assets applicable to outstanding capital stock	$2,712,743,333
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Total Return Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
October 31, 2023 (Unaudited)
Class A
Net assets	$550,848,104
Shares outstanding	19,634,620
Net asset value per share	$28.05
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$28.92
Advisor Class
Net assets	$242,285,178
Shares outstanding	8,646,755
Net asset value per share	$28.02
Class C
Net assets	$18,456,595
Shares outstanding	657,822
Net asset value per share	$28.06
Institutional Class
Net assets	$1,260,448,845
Shares outstanding	44,901,663
Net asset value per share	$28.07
Institutional 2 Class
Net assets	$242,836,983
Shares outstanding	8,667,595
Net asset value per share	$28.02
Institutional 3 Class
Net assets	$391,275,926
Shares outstanding	13,938,254
Net asset value per share	$28.07
Class R
Net assets	$6,591,702
Shares outstanding	234,853
Net asset value per share	$28.07

(a)	Includes collateral related to option contracts purchased, option contracts written, forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	35

Statement of Operations
Six Months Ended October 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$3,814,672
Interest	79,980,737
Interfund lending	140
Foreign taxes withheld	(80,607)
Total income	83,714,942
Expenses:
Management services fees	7,127,103
Distribution and/or service fees
Class A	758,283
Class C	93,208
Class R	15,267
Transfer agent fees
Class A	375,620
Advisor Class	163,093
Class C	11,546
Institutional Class	830,330
Institutional 2 Class	74,952
Institutional 3 Class	13,642
Class R	3,775
Trustees’ fees	30,311
Custodian fees	36,517
Printing and postage fees	73,275
Registration fees	114,408
Accounting services fees	26,028
Legal fees	24,814
Interest on collateral	138,639
Compensation of chief compliance officer	276
Other	26,457
Total expenses	9,937,544
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,127,397)
Fees waived by transfer agent
Institutional 2 Class	(4,520)
Institutional 3 Class	(9,242)
Expense reduction	(1,477)
Total net expenses	7,794,908
Net investment income	75,920,034
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Total Return Bond Fund | Semiannual Report 2023

Statement of Operations  (continued)
Six Months Ended October 31, 2023 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(79,733,271)
Investments — affiliated issuers	7,474
Foreign currency translations	(6,942)
Forward foreign currency exchange contracts	171,055
Futures contracts	(41,911,827)
Option contracts purchased	(18,540,408)
Option contracts written	5,102,293
Swap contracts	(2,853,333)
Net realized loss	(137,764,959)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(107,361,326)
Investments — affiliated issuers	(2,118)
Foreign currency translations	(2,945)
Forward foreign currency exchange contracts	16,934
Futures contracts	(21,300,014)
Option contracts purchased	8,926,822
Option contracts written	(4,449,540)
Swap contracts	(92,223)
Net change in unrealized appreciation (depreciation)	(124,264,410)
Net realized and unrealized loss	(262,029,369)
Net decrease in net assets resulting from operations	$(186,109,335)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	37

Statement of Changes in Net Assets
	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations
Net investment income	$75,920,034	$113,204,638
Net realized loss	(137,764,959)	(286,596,696)
Net change in unrealized appreciation (depreciation)	(124,264,410)	62,495,596
Net decrease in net assets resulting from operations	(186,109,335)	(110,896,462)
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,284,790)	(20,978,581)
Advisor Class	(6,538,202)	(10,698,456)
Class C	(374,055)	(389,030)
Institutional Class	(33,340,120)	(47,006,366)
Institutional 2 Class	(6,900,694)	(5,384,392)
Institutional 3 Class	(11,815,106)	(12,457,516)
Class R	(138,924)	(181,261)
Total distributions to shareholders	(73,391,891)	(97,095,602)
Increase (decrease) in net assets from capital stock activity	169,447,365	(182,861,501)
Total decrease in net assets	(90,053,861)	(390,853,565)
Net assets at beginning of period	2,802,797,194	3,193,650,759
Net assets at end of period	$2,712,743,333	$2,802,797,194
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Total Return Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2023 (Unaudited)		April 30, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,226,362	36,472,058	2,905,622	89,205,065
Distributions reinvested	466,011	13,659,923	658,285	20,098,093
Shares redeemed	(2,304,792)	(67,776,767)	(4,609,085)	(142,309,477)
Net decrease	(612,419)	(17,644,786)	(1,045,178)	(33,006,319)
Advisor Class
Shares sold	1,202,288	35,704,535	2,384,891	73,731,809
Distributions reinvested	220,375	6,450,966	340,701	10,402,385
Shares redeemed	(1,401,048)	(41,105,958)	(5,034,516)	(154,910,307)
Net increase (decrease)	21,615	1,049,543	(2,308,924)	(70,776,113)
Class C
Shares sold	219,648	6,525,904	211,304	6,480,416
Distributions reinvested	12,008	351,378	12,072	368,005
Shares redeemed	(108,891)	(3,194,246)	(186,563)	(5,739,939)
Net increase	122,765	3,683,036	36,813	1,108,482
Institutional Class
Shares sold	9,340,202	277,311,031	18,265,651	562,848,690
Distributions reinvested	1,079,036	31,633,562	1,436,661	43,885,983
Shares redeemed	(8,099,533)	(238,097,471)	(22,689,272)	(693,946,716)
Net increase (decrease)	2,319,705	70,847,122	(2,986,960)	(87,212,043)
Institutional 2 Class
Shares sold	1,392,850	41,165,961	7,214,082	220,022,628
Distributions reinvested	235,672	6,899,660	175,765	5,378,164
Shares redeemed	(1,901,679)	(55,422,567)	(4,822,569)	(151,546,763)
Net increase (decrease)	(273,157)	(7,356,946)	2,567,278	73,854,029
Institutional 3 Class
Shares sold	9,752,987	294,403,374	5,350,071	164,475,815
Distributions reinvested	277,438	8,136,416	222,256	6,795,490
Shares redeemed	(6,287,963)	(185,767,671)	(7,719,233)	(237,241,565)
Net increase (decrease)	3,742,462	116,772,119	(2,146,906)	(65,970,260)
Class R
Shares sold	89,952	2,659,467	28,342	869,254
Distributions reinvested	4,720	137,945	5,849	178,470
Shares redeemed	(24,324)	(700,135)	(62,951)	(1,907,001)
Net increase (decrease)	70,348	2,097,277	(28,760)	(859,277)
Total net increase (decrease)	5,391,319	169,447,365	(5,912,637)	(182,861,501)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	39

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2023 (Unaudited)	$30.70	0.74	(2.68)	(1.94)	(0.71)	—	(0.71)
Year Ended 4/30/2023	$32.85	1.24	(2.34)	(1.10)	(1.05)	—	(1.05)
Year Ended 4/30/2022	$37.76	0.91	(4.87)	(3.96)	(0.87)	(0.08)	(0.95)
Year Ended 4/30/2021(e)	$36.96	1.16	2.64	3.80	(1.13)	(1.87)	(3.00)
Year Ended 4/30/2020(e)	$36.19	1.12	1.17	2.29	(1.04)	(0.48)	(1.52)
Year Ended 4/30/2019(e)	$35.33	1.12	0.74	1.86	(1.00)	—	(1.00)
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$30.66	0.77	(2.66)	(1.89)	(0.75)	—	(0.75)
Year Ended 4/30/2023	$32.81	1.30	(2.32)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.71	0.98	(4.84)	(3.86)	(0.96)	(0.08)	(1.04)
Year Ended 4/30/2021(e)	$36.91	1.26	2.64	3.90	(1.23)	(1.87)	(3.10)
Year Ended 4/30/2020(e)	$36.16	1.20	1.15	2.35	(1.12)	(0.48)	(1.60)
Year Ended 4/30/2019(e)	$35.29	1.24	0.75	1.99	(1.12)	—	(1.12)
Class C
Six Months Ended 10/31/2023 (Unaudited)	$30.70	0.62	(2.66)	(2.04)	(0.60)	—	(0.60)
Year Ended 4/30/2023	$32.85	1.01	(2.34)	(1.33)	(0.82)	—	(0.82)
Year Ended 4/30/2022	$37.77	0.64	(4.89)	(4.25)	(0.59)	(0.08)	(0.67)
Year Ended 4/30/2021(e)	$36.96	0.87	2.65	3.52	(0.84)	(1.87)	(2.71)
Year Ended 4/30/2020(e)	$36.19	0.84	1.17	2.01	(0.76)	(0.48)	(1.24)
Year Ended 4/30/2019(e)	$35.33	0.84	0.78	1.62	(0.76)	—	(0.76)
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$30.72	0.77	(2.67)	(1.90)	(0.75)	—	(0.75)
Year Ended 4/30/2023	$32.87	1.31	(2.33)	(1.02)	(1.13)	—	(1.13)
Year Ended 4/30/2022	$37.78	1.01	(4.87)	(3.86)	(0.97)	(0.08)	(1.05)
Year Ended 4/30/2021(e)	$36.98	1.26	2.64	3.90	(1.23)	(1.87)	(3.10)
Year Ended 4/30/2020(e)	$36.21	1.24	1.13	2.37	(1.12)	(0.48)	(1.60)
Year Ended 4/30/2019(e)	$35.34	1.20	0.79	1.99	(1.12)	—	(1.12)
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$30.66	0.78	(2.66)	(1.88)	(0.76)	—	(0.76)
Year Ended 4/30/2023	$32.81	1.35	(2.35)	(1.00)	(1.15)	—	(1.15)
Year Ended 4/30/2022	$37.71	1.03	(4.86)	(3.83)	(0.99)	(0.08)	(1.07)
Year Ended 4/30/2021(e)	$36.91	1.28	2.64	3.92	(1.25)	(1.87)	(3.12)
Year Ended 4/30/2020(e)	$36.15	1.24	1.16	2.40	(1.16)	(0.48)	(1.64)
Year Ended 4/30/2019(e)	$35.29	1.28	0.70	1.98	(1.12)	—	(1.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Total Return Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2023 (Unaudited)	$28.05	(6.40%)	0.89%(c)	0.74%(c),(d)	4.90%	125%	$550,848
Year Ended 4/30/2023	$30.70	(3.27%)	0.90%(c)	0.75%(c),(d)	4.02%	247%	$621,570
Year Ended 4/30/2022	$32.85	(10.72%)	0.87%(c)	0.74%(c),(d)	2.48%	173%	$699,471
Year Ended 4/30/2021(e)	$37.76	10.36%	0.88%(c)	0.74%(c),(d)	3.00%	295%	$786,976
Year Ended 4/30/2020(e)	$36.96	6.34%	0.90%(c)	0.74%(c),(d)	3.05%	272%	$694,852
Year Ended 4/30/2019(e)	$36.19	5.45%	0.91%(c)	0.86%(c),(d)	3.19%	262%	$681,416
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$28.02	(6.26%)	0.64%(c)	0.49%(c),(d)	5.16%	125%	$242,285
Year Ended 4/30/2023	$30.66	(3.04%)	0.64%(c)	0.50%(c),(d)	4.24%	247%	$264,456
Year Ended 4/30/2022	$32.81	(10.49%)	0.62%(c)	0.49%(c),(d)	2.69%	173%	$358,749
Year Ended 4/30/2021(e)	$37.71	10.62%	0.63%(c)	0.49%(c),(d)	3.27%	295%	$159,565
Year Ended 4/30/2020(e)	$36.91	6.61%	0.65%(c)	0.49%(c),(d)	3.32%	272%	$93,369
Year Ended 4/30/2019(e)	$36.16	5.72%	0.66%(c)	0.61%(c),(d)	3.53%	262%	$15,272
Class C
Six Months Ended 10/31/2023 (Unaudited)	$28.06	(6.72%)	1.64%(c)	1.50%(c),(d)	4.16%	125%	$18,457
Year Ended 4/30/2023	$30.70	(3.99%)	1.65%(c)	1.50%(c),(d)	3.28%	247%	$16,428
Year Ended 4/30/2022	$32.85	(11.42%)	1.62%(c)	1.49%(c),(d)	1.73%	173%	$16,370
Year Ended 4/30/2021(e)	$37.77	9.57%	1.63%(c)	1.49%(c),(d)	2.25%	295%	$20,492
Year Ended 4/30/2020(e)	$36.96	5.55%	1.65%(c)	1.50%(c),(d)	2.30%	272%	$20,696
Year Ended 4/30/2019(e)	$36.19	4.66%	1.66%(c)	1.61%(c),(d)	2.37%	262%	$18,905
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$28.07	(6.27%)	0.64%(c)	0.49%(c),(d)	5.16%	125%	$1,260,449
Year Ended 4/30/2023	$30.72	(3.02%)	0.65%(c)	0.50%(c),(d)	4.26%	247%	$1,307,981
Year Ended 4/30/2022	$32.87	(10.49%)	0.62%(c)	0.49%(c),(d)	2.75%	173%	$1,497,858
Year Ended 4/30/2021(e)	$37.78	10.70%	0.63%(c)	0.49%(c),(d)	3.26%	295%	$1,062,540
Year Ended 4/30/2020(e)	$36.98	6.61%	0.65%(c)	0.49%(c),(d)	3.30%	272%	$710,558
Year Ended 4/30/2019(e)	$36.21	5.60%	0.66%(c)	0.61%(c),(d)	3.42%	262%	$949,377
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$28.02	(6.22%)	0.57%(c)	0.42%(c)	5.23%	125%	$242,837
Year Ended 4/30/2023	$30.66	(2.96%)	0.57%(c)	0.42%(c)	4.40%	247%	$274,094
Year Ended 4/30/2022	$32.81	(10.43%)	0.55%(c)	0.42%(c)	2.80%	173%	$209,091
Year Ended 4/30/2021(e)	$37.71	10.69%	0.57%(c)	0.43%(c)	3.33%	295%	$155,945
Year Ended 4/30/2020(e)	$36.91	6.69%	0.57%(c)	0.42%(c)	3.38%	272%	$84,295
Year Ended 4/30/2019(e)	$36.15	5.81%	0.58%(c)	0.53%(c)	3.64%	262%	$80,083
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	41

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$30.72	0.79	(2.67)	(1.88)	(0.77)	—	(0.77)
Year Ended 4/30/2023	$32.87	1.35	(2.33)	(0.98)	(1.17)	—	(1.17)
Year Ended 4/30/2022	$37.79	1.05	(4.88)	(3.83)	(1.01)	(0.08)	(1.09)
Year Ended 4/30/2021(e)	$36.98	1.29	2.66	3.95	(1.27)	(1.87)	(3.14)
Year Ended 4/30/2020(e)	$36.21	1.24	1.17	2.41	(1.16)	(0.48)	(1.64)
Year Ended 4/30/2019(e)	$35.35	1.28	0.74	2.02	(1.16)	—	(1.16)
Class R
Six Months Ended 10/31/2023 (Unaudited)	$30.71	0.70	(2.67)	(1.97)	(0.67)	—	(0.67)
Year Ended 4/30/2023	$32.87	1.15	(2.33)	(1.18)	(0.98)	—	(0.98)
Year Ended 4/30/2022	$37.78	0.82	(4.87)	(4.05)	(0.78)	(0.08)	(0.86)
Year Ended 4/30/2021(e)	$36.97	1.06	2.66	3.72	(1.04)	(1.87)	(2.91)
Year Ended 4/30/2020(e)	$36.20	1.04	1.17	2.21	(0.96)	(0.48)	(1.44)
Year Ended 4/30/2019(e)	$35.33	1.04	0.75	1.79	(0.92)	—	(0.92)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	10/31/2023	4/30/2023	4/30/2022	4/30/2021	4/30/2020	4/30/2019
Class A	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class C	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Total Return Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$28.07	(6.22%)	0.52%(c)	0.37%(c)	5.29%	125%	$391,276
Year Ended 4/30/2023	$30.72	(2.90%)	0.52%(c)	0.37%(c)	4.38%	247%	$313,215
Year Ended 4/30/2022	$32.87	(10.41%)	0.50%(c)	0.37%(c)	2.85%	173%	$405,759
Year Ended 4/30/2021(e)	$37.79	10.73%	0.52%(c)	0.38%(c)	3.32%	295%	$354,336
Year Ended 4/30/2020(e)	$36.98	6.86%	0.53%(c)	0.37%(c)	3.42%	272%	$525,287
Year Ended 4/30/2019(e)	$36.21	5.73%	0.53%(c)	0.49%(c)	3.56%	262%	$258,172
Class R
Six Months Ended 10/31/2023 (Unaudited)	$28.07	(6.48%)	1.14%(c)	0.99%(c),(d)	4.69%	125%	$6,592
Year Ended 4/30/2023	$30.71	(3.54%)	1.15%(c)	1.00%(c),(d)	3.75%	247%	$5,052
Year Ended 4/30/2022	$32.87	(10.94%)	1.12%(c)	0.99%(c),(d)	2.24%	173%	$6,352
Year Ended 4/30/2021(e)	$37.78	10.15%	1.13%(c)	0.99%(c),(d)	2.76%	295%	$4,752
Year Ended 4/30/2020(e)	$36.97	6.08%	1.15%(c)	1.00%(c),(d)	2.79%	272%	$2,501
Year Ended 4/30/2019(e)	$36.20	5.19%	1.16%(c)	1.11%(c),(d)	2.97%	262%	$2,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2023	43

Notes to Financial Statements
October 31, 2023 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
44	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
Columbia Total Return Bond Fund | Semiannual Report 2023	45

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
46	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
Columbia Total Return Bond Fund | Semiannual Report 2023	47

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
48	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Total Return Bond Fund | Semiannual Report 2023	49

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2023:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,180,894*
Credit risk	Upfront payments on swap contracts	5,337,530
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	6,575
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	8,692,138*
Interest rate risk	Investments, at value — Option contracts purchased	5,217
Total		18,222,354

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,736,388*
Credit risk	Upfront receipts on swap contracts	6,295,265
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	15,542,576*
Interest rate risk	Option contracts written, at value	348,396
Total		26,922,625

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(2,853,333)	(2,853,333)
Foreign exchange risk	171,055	—	—	—	—	171,055
Interest rate risk	—	(41,911,827)	(18,540,408)	5,102,293	—	(55,349,942)
Total	171,055	(41,911,827)	(18,540,408)	5,102,293	(2,853,333)	(58,032,220)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(92,223)	(92,223)
Foreign exchange risk	16,934	—	—	—	—	16,934
Interest rate risk	—	(21,300,014)	8,926,822	(4,449,540)	—	(16,822,732)
Total	16,934	(21,300,014)	8,926,822	(4,449,540)	(92,223)	(16,898,021)
50	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,160,390,729
Futures contracts — short	604,157,126
Credit default swap contracts — buy protection	220,788,827
Credit default swap contracts — sell protection	39,709,677

Derivative instrument	Average value ($)
Option contracts purchased	3,966,555
Option contracts written	(387,844)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	34,711	(20,898)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Total Return Bond Fund | Semiannual Report 2023	51

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
52	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2023:
	Citi ($)(a)	Citi ($)(a)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Forward foreign currency exchange contracts	6,575	-	-	-	-	-	6,575
Call option contracts purchased	1,224	-	-	-	3,993	-	5,217
OTC credit default swap contracts (b)	-	3,619,834	418,029	3,051,048	1,929,606	-	9,018,517
Total assets	7,799	3,619,834	418,029	3,051,048	1,933,599	-	9,030,309
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	390,710	390,710
Put option contracts written	348,396	-	-	-	-	-	348,396
OTC credit default swap contracts (b)	-	3,646,082	-	4,936,909	2,448,662	-	11,031,653
Total liabilities	348,396	3,646,082	-	4,936,909	2,448,662	390,710	11,770,759
Total financial and derivative net assets	(340,597)	(26,248)	418,029	(1,885,861)	(515,063)	(390,710)	(2,740,450)
Total collateral received (pledged) (d)	(340,597)	-	418,029	(1,630,000)	(247,000)	(390,710)	(2,190,278)
Net amount (e)	-	(26,248)	-	(255,861)	(268,063)	-	(550,172)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Total Return Bond Fund | Semiannual Report 2023	53

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
54	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2023 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Total Return Bond Fund | Semiannual Report 2023	55

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to September 1, 2023, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $1,477.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
56	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	191,254
Class C	—	1.00(b)	1,025

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2023 through August 31, 2024	Prior to September 1, 2023
Class A	0.74%	0.74%
Advisor Class	0.49	0.49
Class C	1.49	1.49
Institutional Class	0.49	0.49
Institutional 2 Class	0.41	0.42
Institutional 3 Class	0.37	0.37
Class R	0.99	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to September 1, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Total Return Bond Fund | Semiannual Report 2023	57

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
At October 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,816,168,000	27,102,000	(382,547,000)	(355,445,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(188,894,279)	(199,328,142)	(388,222,421)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,503,476,612 and $4,103,970,351, respectively, for the six months ended October 31, 2023, of which $3,752,109,310 and $3,444,079,405, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
58	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended October 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	450,000	5.60	2
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Columbia Total Return Bond Fund | Semiannual Report 2023	59

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
60	Columbia Total Return Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2023, affiliated shareholders of record owned 44.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Total Return Bond Fund | Semiannual Report 2023	61

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Total Return Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
62	Columbia Total Return Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Total Return Bond Fund | Semiannual Report 2023	63

Approval of Management Agreement  (continued)
(Unaudited)
Investment Manager’s profitability.  The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
64	Columbia Total Return Bond Fund | Semiannual Report 2023

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Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_N01_(12/23)

Semiannual  Report
October 31, 2023 (Unaudited)
Columbia Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Bond Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended October 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	-6.56	0.92	-0.25	0.69
	Including sales charges		-11.01	-3.87	-1.21	0.21
Advisor Class		11/08/12	-6.45	1.16	-0.01	0.94
Class C	Excluding sales charges	03/31/08	-6.92	0.16	-1.00	-0.05
	Including sales charges		-7.84	-0.81	-1.00	-0.05
Institutional Class		01/09/86	-6.44	1.21	0.00	0.94
Institutional 2 Class		11/08/12	-6.40	1.27	0.07	1.03
Institutional 3 Class		07/15/09	-6.37	1.29	0.12	1.10
Class R		11/16/11	-6.67	0.70	-0.50	0.44
Class V	Excluding sales charges	03/07/11	-6.49	1.05	-0.17	0.79
	Including sales charges		-10.93	-3.76	-1.12	0.30
Bloomberg U.S. Aggregate Bond Index			-6.13	0.36	-0.06	0.88
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Bond Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2023)
Asset-Backed Securities — Non-Agency	18.3
Commercial Mortgage-Backed Securities - Agency	0.1
Commercial Mortgage-Backed Securities - Non-Agency	7.1
Common Stocks	0.0(a)
Corporate Bonds & Notes	15.6
Money Market Funds	3.4
Residential Mortgage-Backed Securities - Agency	33.5
Residential Mortgage-Backed Securities - Non-Agency	22.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2023)
AA rating	62.9
A rating	17.1
BBB rating	14.5
BB rating	0.1
Not rated	5.4
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Bond Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2023 — October 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	934.40	1,021.55	3.74	3.90	0.76
Advisor Class	1,000.00	1,000.00	935.50	1,022.82	2.51	2.62	0.51
Class C	1,000.00	1,000.00	930.80	1,017.74	7.41	7.74	1.51
Institutional Class	1,000.00	1,000.00	935.60	1,022.82	2.51	2.62	0.51
Institutional 2 Class	1,000.00	1,000.00	936.00	1,023.12	2.21	2.31	0.45
Institutional 3 Class	1,000.00	1,000.00	936.30	1,023.38	1.97	2.06	0.40
Class R	1,000.00	1,000.00	933.30	1,020.28	4.96	5.18	1.01
Class V	1,000.00	1,000.00	935.10	1,022.06	3.25	3.39	0.66
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Bond Fund | Semiannual Report 2023	5

Portfolio of Investments
October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 22.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class B
03/18/2030	6.800%	2,000,000	1,997,767
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	2,607,168	2,610,598
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	766,323	765,315
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	2,000,000	1,989,143
Series 2023-A Class A
01/18/2028	6.610%	2,900,000	2,884,257
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,703,243
American Credit Acceptance Receivables Trust(a)
Series 2023-2 Class A
10/13/2026	5.890%	2,186,814	2,179,584
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	5,000,000	4,935,203
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,832,021
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month Term SOFR + 1.662% 04/23/2031	7.074%	2,000,000	1,943,794
Series 2020-5A Class A1
3-month Term SOFR + 1.482% Floor 1.220% 01/20/2032	6.897%	10,000,000	9,979,240
Series 2020-5A Class C
3-month Term SOFR + 2.612% Floor 2.350% 01/20/2032	8.027%	4,480,000	4,441,633
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.817%	4,300,000	4,259,864
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	7.077%	2,000,000	1,962,590
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.252%	1,800,000	1,775,131
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month Term SOFR + 2.412% Floor 2.150% 01/18/2032	7.807%	5,000,000	4,840,610
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.976%	1,250,000	1,214,660
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	6,297,112	6,277,949
Subordinated Series 2021-3A Class C
05/17/2027	0.870%	2,515,000	2,436,678
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	2,850,000	2,762,652
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,824,057
Exeter Automobile Receivables Trust
Series 2023-2A Class A2
11/17/2025	5.870%	2,218,798	2,218,031
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	800,000	794,571
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	1,900,000	1,873,104
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	1,430,000	1,395,636
LendingPoint Pass-Through Trust(a)
Series 2022-ST1 Class A
03/15/2028	2.500%	1,269,477	1,229,779
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	243,924	239,706
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month Term SOFR + 2.462% Floor 2.200% 01/15/2033	7.856%	6,500,000	6,425,510
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.256%	1,500,000	1,446,096
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month Term SOFR + 2.012% 10/20/2029	7.427%	5,000,000	4,956,750
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	7.027%	3,700,000	3,609,442
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	2,945,894	2,933,691
Series 2023-3A Class A
09/15/2033	6.490%	3,428,092	3,422,991
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	7.077%	1,820,000	1,786,603
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	7.124%	4,000,000	3,941,800
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,232,037
Series 2022-3 Class A
01/08/2030	7.451%	1,196,303	1,196,250
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month Term SOFR + 1.412% 01/20/2031	6.827%	6,017,143	5,997,202
Pagaya AI Debt Selection Trust(a)
Series 2021-3 Class A
05/15/2029	1.150%	162,432	162,084
Series 2021-5 Class A
08/15/2029	1.530%	581,263	575,952
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	2,183,887	2,142,956
Series 2023-3 Class A
12/16/2030	7.600%	5,745,095	5,770,422
Series 2023-5 Class A
04/15/2031	7.179%	3,810,155	3,813,582
Series 2023-6 Class A
06/16/2031	7.128%	5,200,000	5,206,235
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,199,445	3,951,837
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,228,808	3,047,005
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	1,800,000	1,798,028
Reach ABS Trust(a)
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	4,550,000	4,557,222
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,382,797	1,235,987
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.256%	10,000,000	9,797,730
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.746%	3,616,488	3,605,766
Santander Drive Auto Receivables Trust
Series 2023-2 Class A2
03/16/2026	5.870%	3,004,968	3,001,241
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	3,496,000	3,349,066
Theorem Funding Trust(a)
Series 2022-1A Class A
02/15/2028	1.850%	151,616	150,645
Series 2022-3A Class A
04/15/2029	7.600%	3,419,847	3,429,521
Series 2023-1A Class A
04/15/2029	7.580%	1,698,292	1,703,174
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	418,468	408,284
Series 2021-ST10 Class A
01/20/2030	2.250%	3,141,078	3,073,283
Series 2021-ST6 Class A
08/20/2027	1.850%	1,533,468	1,467,781
Series 2021-ST9 Class A
11/20/2029	1.700%	788,014	764,693
Upstart Securitization Trust(a)
Series 2021-4 Class A
09/20/2031	0.840%	413,913	411,592

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-1 Class A
02/20/2033	6.590%	1,254,092	1,248,569
Series 2023-2 Class A
06/20/2033	6.770%	2,016,862	2,011,969
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,815,148
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,800,000	1,788,062
Total Asset-Backed Securities — Non-Agency (Cost $197,948,438)			195,603,022

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	925,865
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,013,324)			925,865

Commercial Mortgage-Backed Securities - Non-Agency 8.8%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,290,511	2,241,429
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.652%	1,350,000	1,174,028
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month Term SOFR + 1.997% Floor 1.950% 04/15/2036	7.332%	1,300,000	1,291,465
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month Term SOFR + 1.114% Floor 1.000% 10/15/2037	6.449%	129,186	127,235
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month Term SOFR + 0.867% Floor 0.820% 06/15/2035	6.269%	79,212	78,684
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	1,750,000	1,609,858
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	7,206,953	6,577,620
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,168,240
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	691,951
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month Term SOFR + 1.514% Floor 1.400% 01/17/2038	6.849%	1,999,908	1,974,424
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,291,080
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	1,000,594
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,405,427
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	6.949%	5,000,000	4,475,197
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.649%	5,000,000	4,359,106
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,692,075
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,636,468
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	5,672,403
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,987,754	2,490,753
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,490,759
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.599%	8,000,000	7,300,411
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,211,367
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.632%	900,000	887,484

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.382%	4,720,000	4,418,058
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.707%	800,000	720,627
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $85,387,498)			75,986,743

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(d)	3	16
Total Consumer Staples		16
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	95
Total Energy		95
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,255
Total Financials		1,255
Total Common Stocks (Cost $—)		1,366

Corporate Bonds & Notes 19.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Boeing Co. (The)
08/01/2059	3.950%	5,058,000	3,107,828
05/01/2060	5.930%	361,000	303,685
L3Harris Technologies, Inc.
07/31/2033	5.400%	686,000	640,873
Raytheon Technologies Corp.
03/15/2032	2.375%	2,441,000	1,833,334
Total			5,885,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.7%
Bank of America Corp.(e)
07/23/2031	1.898%	4,505,000	3,350,749
10/24/2031	1.922%	2,300,000	1,696,366
10/20/2032	2.572%	5,507,000	4,127,958
02/04/2033	2.972%	5,600,000	4,289,834
Subordinated
09/21/2036	2.482%	357,000	254,485
Citigroup, Inc.(e)
06/03/2031	2.572%	864,000	676,396
01/25/2033	3.057%	3,676,000	2,830,959
Goldman Sachs Group, Inc. (The)(e)
10/21/2032	2.650%	3,570,000	2,684,796
HSBC Holdings PLC(e)
05/24/2032	2.804%	3,358,000	2,525,465
11/22/2032	2.871%	5,039,000	3,758,403
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	1,812,000	1,487,911
04/22/2032	2.580%	10,847,000	8,373,492
11/08/2032	2.545%	1,694,000	1,283,663
Morgan Stanley(e)
07/21/2032	2.239%	1,219,000	899,429
10/20/2032	2.511%	5,410,000	4,046,631
07/21/2034	5.424%	761,000	694,527
Subordinated
09/16/2036	2.484%	500,000	354,486
Morgan Stanley(e),(f)
11/01/2034	6.627%	1,810,000	1,810,000
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	2,848,000	2,726,544
10/20/2034	6.875%	1,815,000	1,813,902
US Bancorp(e)
06/12/2034	5.836%	830,000	765,462
Wells Fargo & Co.(e)
07/25/2029	5.574%	234,000	225,357
10/23/2029	6.303%	1,154,000	1,144,415
10/30/2030	2.879%	2,323,000	1,898,560
02/11/2031	2.572%	7,294,000	5,781,025
07/25/2034	5.557%	1,971,000	1,805,345
10/23/2034	6.491%	5,004,000	4,917,622
04/25/2053	4.611%	320,000	235,776
Total			66,459,558
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	440,422
12/01/2061	4.400%	2,927,000	1,703,070
06/30/2062	3.950%	3,670,000	1,963,648
04/01/2063	5.500%	960,000	677,235
Total			4,784,375

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,689,833
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	848,077
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	1,975,339
08/15/2052	5.000%	471,000	366,771
Edison International
11/15/2028	5.250%	1,658,000	1,572,602
Emera US Finance LP
06/15/2046	4.750%	2,910,000	2,028,947
FirstEnergy Corp.
03/01/2050	3.400%	532,000	321,304
Georgia Power Co.
03/15/2042	4.300%	1,671,000	1,277,973
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,680,000	2,570,984
Total			10,961,997
Food and Beverage 1.1%
Bacardi Ltd.(a)
05/15/2048	5.300%	3,330,000	2,702,379
Constellation Brands, Inc.
05/01/2033	4.900%	4,744,000	4,282,918
Diageo Capital PLC
10/05/2033	5.625%	2,185,000	2,144,944
Tyson Foods, Inc.
06/02/2047	4.550%	176,000	125,742
09/28/2048	5.100%	711,000	550,386
Total			9,806,369
Health Care 1.0%
CVS Health Corp.
07/20/2045	5.125%	2,031,000	1,620,021
03/25/2048	5.050%	2,460,000	1,936,715
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	586,000	580,077
HCA, Inc.
09/01/2030	3.500%	4,437,000	3,672,323
03/15/2052	4.625%	797,000	555,506
Total			8,364,642
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.7%
Aetna, Inc.
11/15/2042	4.125%	357,000	255,019
08/15/2047	3.875%	285,000	187,456
Centene Corp.
10/15/2030	3.000%	6,940,000	5,486,918
UnitedHealth Group, Inc.
02/15/2030	5.300%	520,000	510,308
Total			6,439,701
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	840,000	526,333
Life Insurance 0.0%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	324,337
Voya Financial, Inc.
06/15/2046	4.800%	30,000	21,689
Total			346,026
Media and Entertainment 0.7%
Meta Platforms, Inc.
05/15/2063	5.750%	1,929,000	1,731,215
Warnermedia Holdings, Inc.
03/15/2062	5.391%	6,782,000	4,750,045
Total			6,481,260
Midstream 1.0%
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	512,146
08/01/2052	5.450%	2,051,000	1,656,500
MPLX LP
03/14/2052	4.950%	706,000	523,810
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,210,526
Western Gas Partners LP
08/15/2048	5.500%	550,000	414,231
Western Midstream Operating LP
01/15/2029	6.350%	696,000	691,797
Western Midstream Operating LP(e)
02/01/2050	5.250%	1,335,000	981,603
Williams Companies, Inc. (The)
09/15/2045	5.100%	821,000	660,080
Total			8,650,693

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	839,737
Pharmaceuticals 1.9%
AbbVie, Inc.
06/15/2044	4.850%	2,780,000	2,322,438
Amgen, Inc.
03/02/2063	5.750%	7,091,000	6,137,726
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	4,002,000	3,673,112
05/19/2063	5.340%	4,547,000	3,895,277
Total			16,028,553
Property & Casualty 0.1%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	777,000	541,876
Restaurants 0.2%
McDonald’s Corp.
08/14/2053	5.450%	2,057,000	1,811,006
Retailers 0.5%
Lowe’s Companies, Inc.
04/01/2062	4.450%	1,914,000	1,306,793
09/15/2062	5.800%	3,483,000	2,948,045
Total			4,254,838
Technology 0.4%
Broadcom, Inc.(a)
11/15/2036	3.187%	3,417,000	2,365,267
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	167,385
01/15/2033	5.000%	1,254,000	1,117,850
Total			3,650,502
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	3,769,000	3,587,800
Wireless 0.7%
American Tower Corp.
08/15/2029	3.800%	1,231,000	1,077,286
T-Mobile US, Inc.
02/15/2031	2.875%	6,066,000	4,838,484
Total			5,915,770
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
03/01/2029	4.350%	497,000	457,469
Total Corporate Bonds & Notes (Cost $198,479,916)			167,484,058

Residential Mortgage-Backed Securities - Agency 41.6%

Federal Home Loan Mortgage Corp.(g)
06/01/2043	4.000%	1,153,687	1,045,066
05/01/2052	3.000%	8,863,108	7,164,762
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	15,909,650	12,237,157
02/01/2052	3.000%	6,134,064	4,926,284
08/01/2052	4.000%	13,812,915	12,055,164
02/01/2053	4.500%	6,741,745	6,058,107
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.615%	1,869,135	143,619
Federal Home Loan Mortgage Corp.(h)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,183,658	1,154,247
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,474,052	1,355,514
05/01/2043- 05/01/2052	3.500%	32,464,698	27,205,737
02/01/2048- 08/01/2052	4.000%	35,600,482	31,105,934
01/01/2052	2.500%	9,890,022	7,617,571
Federal National Mortgage Association(g)
07/01/2038	6.000%	514,277	515,624
01/01/2040	5.500%	608,948	597,403
08/01/2040	4.500%	995,587	908,036
10/01/2042	3.000%	1,433,626	1,208,919
07/01/2045- 02/01/2046	3.500%	1,746,372	1,505,628
11/01/2045	4.000%	524,509	460,016
Federal National Mortgage Association(b),(h)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.565%	666,921	52,949
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.565%	1,651,361	133,051

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.215%	2,194,038	128,447
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.715%	782,882	73,948
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.665%	688,791	58,754
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.715%	1,408,627	139,917
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.765%	947,873	82,500
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.715%	1,160,416	99,239
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.615%	2,799,043	228,306
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.615%	1,073,734	89,791
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.615%	1,685,658	173,327
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	11,207,120	1,813,898
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(h)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.715%	11,743,877	1,031,078
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	0.615%	18,621,735	1,517,325
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.645%	11,793,656	1,034,670
Freddie Mac REMICS(h)
CMO Series 5152 Class XI
11/25/2050	2.500%	14,726,883	1,850,498
CMO Series 5287 Class NI
05/25/2051	3.500%	7,295,962	1,414,385
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	3.875%	925	901
Government National Mortgage Association(g)
04/20/2048	4.500%	677,870	622,043
Government National Mortgage Association(b),(h)
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	0.206%	2,394,173	130,093
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.746%	824,475	55,995
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.746%	1,030,868	84,928
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.746%	430,844	32,523

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.696%	614,376	48,300
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.746%	599,989	49,023
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.746%	758,628	60,840
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.796%	974,149	58,467
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.746%	786,306	62,687
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.746%	1,462,619	123,247
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.696%	1,260,760	98,216
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.746%	790,378	55,762
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.746%	839,467	64,869
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.546%	1,199,249	90,436
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.696%	870,412	68,428
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.696%	904,107	70,817
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.596%	908,199	71,312
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	0.596%	12,580,730	1,052,745
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.696%	886,838	65,330
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.696%	2,079,083	175,766
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.646%	5,068,090	421,236
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	0.596%	19,255,089	1,603,554
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.846%	11,091,836	1,105,656
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.596%	703,680	62,687

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.696%	1,214,636	94,449
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	0.546%	30,230,648	2,501,810
Government National Mortgage Association(h)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	6,957,898	1,051,599
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,497,166	2,652,162
CMO Series 2020-191 Class UG
12/20/2050	3.500%	7,068,805	1,151,508
CMO Series 2021-119 Class QI
07/20/2051	3.000%	7,928,160	1,147,954
CMO Series 2021-139 Class IC
08/20/2051	3.000%	18,473,402	2,788,082
CMO Series 2021-16 Class KI
01/20/2051	2.500%	9,293,848	1,263,953
Government National Mortgage Association TBA(f)
11/20/2053	4.000%	18,000,000	15,821,016
11/20/2053	4.500%	10,000,000	9,034,999
Uniform Mortgage-Backed Security TBA(f)
11/15/2038- 11/13/2053	3.000%	88,078,000	70,687,779
11/15/2038- 11/13/2053	3.500%	19,000,000	16,141,016
11/15/2038- 11/13/2053	4.000%	28,000,000	24,595,741
11/13/2053	4.500%	13,000,000	11,607,373
11/13/2053	5.000%	42,000,000	38,718,750
11/13/2053	6.000%	27,000,000	26,271,937
Total Residential Mortgage-Backed Securities - Agency (Cost $386,451,001)			359,052,860

Residential Mortgage-Backed Securities - Non-Agency 27.4%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,447,982	2,283,222
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,479,980
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,920,976	1,735,749
CMO Series 2021-5 Class A2
07/25/2066	1.208%	4,103,156	3,242,623
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	514,114	504,475
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	152,421	137,196
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,361,370
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-1A Class M2
1-month Term SOFR + 3.014% 04/25/2028	8.339%	1,035,661	1,037,310
CMO Series 2019-2A Class M1C
1-month Term SOFR + 2.114% Floor 2.000% 04/25/2029	7.439%	1,989,030	1,991,304
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.389%	1,927,920	1,932,909
CMO Series 2021-2A Class M1A
30-day Average SOFR + 1.200% Floor 1.200% 06/25/2031	6.515%	1,067,962	1,066,224
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	6.815%	2,000,000	1,994,912
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	7.071%	3,764,133	3,754,577
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,227,555
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,713,598	1,503,701
CMO Series 2021-A Class A1
10/25/2059	1.991%	2,546,861	2,393,428
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	639,517	605,153
CMO Series 2019-3 Class A3
11/25/2059	3.135%	931,868	882,289
CMO Series 2020-1 Class A1
02/25/2055	1.724%	2,311,016	2,186,983

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(i)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	5,591,304	5,591,304
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,282,160	3,822,509
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,793,667	3,319,931
CMO Series 2022-3 Class A1
05/25/2067	5.000%	4,211,365	3,981,363
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,021,786	4,962,064
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	331,428
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,720,998	2,005,214
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	2,777,113
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.221%	2,650,000	2,618,064
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.421%	4,000,000	4,069,739
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2020-SPT1 Class A1
04/25/2065	1.616%	51,491	50,824
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	3,127,554	2,553,036
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	3,093,028	2,414,495
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.518%	810,387	828,830
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	8,398,658	8,079,321
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,548,613	2,851,108
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	3,134,965	2,416,759
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	3,784,853	3,682,317
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,360,703	2,280,726
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	555,908	493,753
Eagle Re Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.889%	671,015	670,618
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	489,804
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	6.071%	1,577,491	1,575,003
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.171%	3,000,000	2,948,104
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.471%	2,028,501	2,045,984
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.721%	3,800,000	3,799,965
FWD Securitization Trust(a),(c)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	2,564,529
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,280,815	2,054,061
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,721,720	2,417,141
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	4,515,074	3,923,085
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,293,102	1,880,749
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.171%	2,225,078	2,240,090
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,683,601	1,346,165
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,941,267	1,791,865

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	2,412,138	2,222,268
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	2,757,646
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	4,193,024	3,674,985
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,677,213	1,476,014
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,257,910	1,106,710
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,316,326	1,878,579
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	285,442	256,042
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	445,004	398,755
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	5,790,042	5,337,318
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,706,947	2,528,465
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.385%	546,070	547,095
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.750% Floor 3.750% 05/30/2025	9.191%	386,804	384,501
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.289%	9,400,000	9,399,938
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.089%	3,950,000	3,947,656
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	7,062,191	6,790,495
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,797,371	4,577,671
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,813,267	1,727,820
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,583,878	1,496,584
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,304,465	1,210,292
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,139,176	2,933,619
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	5,196,754	3,921,619
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	2,381,975
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,609,642	3,129,454
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	17,034	16,365
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,095,735	1,888,434
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,305,327	3,125,017
CMO Series 2020-2 Class A3
04/25/2060	3.000%	5,565,245	5,360,324
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	3,812,885
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,117,569
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	3,517,678	3,151,403
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,331,470	1,194,222
CMO Series 2021-3 Class A1
06/25/2056	1.127%	834,222	643,766
Stonnington Mortgage Trust(a),(c),(i),(j)
CMO Series 2020-1 Class A
07/28/2024	5.500%	249,950	246,200
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	7,339,735
TRK Trust(a),(c)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	5,443,594	4,319,769
Vendee Mortgage Trust(c),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	385,868	0

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1998-3 Class IO
03/15/2029	0.000%	482,415	1
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	249,541	237,648
CMO Series 2020-1 Class A3
01/25/2060	2.724%	757,198	709,797
CMO Series 2020-4 Class A3
05/25/2065	2.321%	1,270,002	1,174,267
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,943,252	2,940,913
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	4,000,000	3,821,207
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,620,978
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,219,762	1,104,638
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,151,667	1,946,573
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $261,632,917)			236,055,233

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(k),(l)	36,867,734	36,856,674
Total Money Market Funds (Cost $36,852,040)		36,856,674
Total Investments in Securities (Cost: $1,167,765,134)		1,071,965,821
Other Assets & Liabilities, Net		(209,624,068)
Net Assets		862,341,753

At October 31, 2023, securities and/or cash totaling $10,653,915 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	328	12/2023	USD	66,394,375	—	(331,882)
U.S. Treasury 5-Year Note	1,555	12/2023	USD	162,461,055	—	(2,433,302)
U.S. Treasury Ultra Bond	122	12/2023	USD	13,732,625	—	(690,759)
Total					—	(3,455,943)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(165)	12/2023	USD	(18,057,188)	1,629,094	—
U.S. Treasury 10-Year Note	(93)	12/2023	USD	(9,873,984)	1,385	—
Total					1,630,479	—

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(30,800,000)	(30,800,000)	5.10	12/27/2023	(85,470)	(108,139)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $510,610,937, which represents 59.21% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2023.
(d)	Non-income producing investment.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(f)	Represents a security purchased on a when-issued basis.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Valuation based on significant unobservable inputs.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $246,200, which represents 0.03% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	92,910,208	184,385,688	(240,443,695)	4,473	36,856,674	(1,103)	1,366,760	36,867,734
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Bond Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	195,603,022	—	195,603,022
Commercial Mortgage-Backed Securities - Agency	—	925,865	—	925,865
Commercial Mortgage-Backed Securities - Non-Agency	—	75,986,743	—	75,986,743
Common Stocks
Consumer Staples	—	16	—	16
Energy	95	—	—	95
Financials	1,255	—	—	1,255
Total Common Stocks	1,350	16	—	1,366
Corporate Bonds & Notes	—	167,484,058	—	167,484,058
Residential Mortgage-Backed Securities - Agency	—	359,052,860	—	359,052,860
Residential Mortgage-Backed Securities - Non-Agency	—	230,217,729	5,837,504	236,055,233
Money Market Funds	36,856,674	—	—	36,856,674
Total Investments in Securities	36,858,024	1,029,270,293	5,837,504	1,071,965,821
Investments in Derivatives
Asset
Futures Contracts	1,630,479	—	—	1,630,479
Liability
Futures Contracts	(3,455,943)	—	—	(3,455,943)
Put Option Contracts Written	—	(108,139)	—	(108,139)
Total	35,032,560	1,029,162,154	5,837,504	1,070,032,218
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2023 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2023 ($)
Asset-Backed Securities — Non-Agency	1,995,000	-	-	-	-	-	-	(1,995,000)	-
Residential Mortgage-Backed Securities — Non-Agency	9,051,066	-	-	10,137	-	(3,223,699)	-	-	5,837,504
Total	11,046,066	-	-	10,137	-	(3,223,699)	-	(1,995,000)	5,837,504
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2023 was $10,137, which is comprised of Residential Mortgage-Backed Securities — Non-Agency.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Bond Fund | Semiannual Report 2023

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,130,913,094)	$1,035,109,147
Affiliated issuers (cost $36,852,040)	36,856,674
Cash collateral held at broker for:
TBA	3,120,527
Receivable for:
Investments sold	2,698,592
Capital shares sold	3,505,520
Dividends	105,461
Interest	4,368,163
Variation margin for futures contracts	35,855
Trustees’ fees	205,226
Expense reimbursement due from Investment Manager	3,694
Prepaid expenses	10,085
Other assets	2,624
Total assets	1,086,021,568
Liabilities
Option contracts written, at value (premiums received $85,470)	108,139
Payable for:
Investments purchased on a delayed delivery basis	218,370,351
Capital shares redeemed	870,316
Distributions to shareholders	3,740,993
Variation margin for futures contracts	246,582
Management services fees	11,748
Distribution and/or service fees	618
Transfer agent fees	17,458
Trustees’ fees	271,152
Compensation of chief compliance officer	91
Other expenses	42,367
Total liabilities	223,679,815
Net assets applicable to outstanding capital stock	$862,341,753
Represented by
Paid in capital	1,122,076,882
Total distributable earnings (loss)	(259,735,129)
Total - representing net assets applicable to outstanding capital stock	$862,341,753
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	21

Statement of Assets and Liabilities  (continued)
October 31, 2023 (Unaudited)
Class A
Net assets	$73,428,580
Shares outstanding	2,695,613
Net asset value per share	$27.24
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$28.60
Advisor Class
Net assets	$1,064,389
Shares outstanding	39,125
Net asset value per share	$27.20
Class C
Net assets	$3,383,699
Shares outstanding	124,398
Net asset value per share	$27.20
Institutional Class
Net assets	$65,143,529
Shares outstanding	2,391,711
Net asset value per share	$27.24
Institutional 2 Class
Net assets	$16,257,067
Shares outstanding	598,415
Net asset value per share	$27.17
Institutional 3 Class
Net assets	$697,929,066
Shares outstanding	25,568,404
Net asset value per share	$27.30
Class R
Net assets	$243,552
Shares outstanding	8,942
Net asset value per share	$27.24
Class V
Net assets	$4,891,871
Shares outstanding	179,937
Net asset value per share	$27.19
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$28.55
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Bond Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended October 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$27
Dividends — affiliated issuers	1,366,760
Interest	21,775,763
Interfund lending	1,245
Foreign taxes withheld	(29,284)
Total income	23,114,511
Expenses:
Management services fees	2,364,484
Distribution and/or service fees
Class A	99,092
Class C	18,826
Class R	619
Class V	4,007
Transfer agent fees
Class A	47,745
Advisor Class	677
Class C	2,268
Institutional Class	53,360
Institutional 2 Class	7,121
Institutional 3 Class	20,593
Class R	149
Class V	3,216
Trustees’ fees	15,409
Custodian fees	15,536
Printing and postage fees	15,119
Registration fees	65,038
Accounting services fees	20,770
Legal fees	12,124
Interest on collateral	1,988
Compensation of chief compliance officer	91
Other	13,733
Total expenses	2,781,965
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(660,332)
Fees waived by transfer agent
Institutional 2 Class	(534)
Institutional 3 Class	(13,856)
Expense reduction	(731)
Total net expenses	2,106,512
Net investment income	21,007,999
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,231,885)
Investments — affiliated issuers	(1,103)
Futures contracts	(10,544,432)
Option contracts purchased	(686,660)
Net realized loss	(36,464,080)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(36,109,742)
Investments — affiliated issuers	4,473
Futures contracts	(9,995,508)
Option contracts purchased	738,534
Option contracts written	(22,669)
Net change in unrealized appreciation (depreciation)	(45,384,912)
Net realized and unrealized loss	(81,848,992)
Net decrease in net assets resulting from operations	$(60,840,993)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations
Net investment income	$21,007,999	$31,854,281
Net realized loss	(36,464,080)	(83,187,911)
Net change in unrealized appreciation (depreciation)	(45,384,912)	32,270,579
Net decrease in net assets resulting from operations	(60,840,993)	(19,063,051)
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,652,155)	(2,382,407)
Advisor Class	(24,792)	(67,054)
Class C	(64,489)	(91,492)
Institutional Class	(1,946,338)	(2,168,440)
Institutional 2 Class	(563,969)	(435,234)
Institutional 3 Class	(16,881,090)	(26,451,528)
Class R	(4,863)	(8,241)
Class V	(113,757)	(181,843)
Total distributions to shareholders	(21,251,453)	(31,786,239)
Decrease in net assets from capital stock activity	(18,829,285)	(7,025,916)
Total decrease in net assets	(100,921,731)	(57,875,206)
Net assets at beginning of period	963,263,484	1,021,138,690
Net assets at end of period	$862,341,753	$963,263,484
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Bond Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2023 (Unaudited)		April 30, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	337,681	9,761,698	507,815	15,160,104
Distributions reinvested	50,397	1,436,344	69,426	2,051,769
Shares redeemed	(325,083)	(9,291,353)	(534,726)	(15,947,139)
Net increase	62,995	1,906,689	42,515	1,264,734
Advisor Class
Shares sold	6,314	183,029	6,582	193,361
Distributions reinvested	864	24,607	2,248	66,756
Shares redeemed	(7,242)	(209,694)	(80,530)	(2,318,622)
Net decrease	(64)	(2,058)	(71,700)	(2,058,505)
Class C
Shares sold	28,711	828,060	27,540	810,763
Distributions reinvested	2,191	62,350	2,893	85,203
Shares redeemed	(26,862)	(762,738)	(67,225)	(2,016,973)
Net increase (decrease)	4,040	127,672	(36,792)	(1,121,007)
Institutional Class
Shares sold	637,677	18,498,951	1,502,427	44,900,228
Distributions reinvested	63,528	1,815,167	66,293	1,961,422
Shares redeemed	(1,327,539)	(37,749,105)	(982,374)	(29,580,684)
Net increase (decrease)	(626,334)	(17,434,987)	586,346	17,280,966
Institutional 2 Class
Shares sold	248,503	7,169,843	871,494	25,807,130
Distributions reinvested	19,745	563,919	14,730	435,234
Shares redeemed	(731,345)	(20,957,288)	(210,527)	(6,176,709)
Net increase (decrease)	(463,097)	(13,223,526)	675,697	20,065,655
Institutional 3 Class
Shares sold	737,479	21,237,884	982,696	29,129,632
Distributions reinvested	362,596	10,356,471	552,905	16,392,158
Shares redeemed	(761,231)	(21,651,419)	(2,902,845)	(87,494,983)
Net increase (decrease)	338,844	9,942,936	(1,367,244)	(41,973,193)
Class R
Shares sold	985	28,301	2,294	68,770
Distributions reinvested	171	4,862	277	8,168
Shares redeemed	(534)	(15,683)	(5,160)	(152,998)
Net increase (decrease)	622	17,480	(2,589)	(76,060)
Class V
Shares sold	715	20,270	1,455	43,393
Distributions reinvested	2,896	82,390	4,356	128,524
Shares redeemed	(9,335)	(266,151)	(19,519)	(580,423)
Net decrease	(5,724)	(163,491)	(13,708)	(408,506)
Total net decrease	(688,718)	(18,829,285)	(187,475)	(7,025,916)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2023 (Unaudited)	$29.78	0.60	(2.53)	(1.93)	(0.61)	—	(0.61)
Year Ended 4/30/2023	$31.39	0.93	(1.62)	(0.69)	(0.92)	—	(0.92)
Year Ended 4/30/2022	$35.38	0.50	(4.00)	(3.50)	(0.49)	—	(0.49)
Year Ended 4/30/2021(e)	$34.88	0.69	1.39	2.08	(0.72)	(0.86)	(1.58)
Year Ended 4/30/2020(e)	$33.84	0.88	1.48	2.36	(0.88)	(0.44)	(1.32)
Year Ended 4/30/2019(e)	$33.13	0.92	0.67	1.59	(0.88)	—	(0.88)
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$29.74	0.64	(2.54)	(1.90)	(0.64)	—	(0.64)
Year Ended 4/30/2023	$31.34	0.94	(1.54)	(0.60)	(1.00)	—	(1.00)
Year Ended 4/30/2022	$35.33	0.58	(4.00)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021(e)	$34.83	0.79	1.38	2.17	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020(e)	$33.80	0.96	1.47	2.43	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019(e)	$33.09	1.00	0.71	1.71	(1.00)	—	(1.00)
Class C
Six Months Ended 10/31/2023 (Unaudited)	$29.74	0.49	(2.53)	(2.04)	(0.50)	—	(0.50)
Year Ended 4/30/2023	$31.34	0.69	(1.59)	(0.90)	(0.70)	—	(0.70)
Year Ended 4/30/2022	$35.33	0.24	(4.01)	(3.77)	(0.22)	—	(0.22)
Year Ended 4/30/2021(e)	$34.83	0.43	1.38	1.81	(0.45)	(0.86)	(1.31)
Year Ended 4/30/2020(e)	$33.79	0.60	1.52	2.12	(0.64)	(0.44)	(1.08)
Year Ended 4/30/2019(e)	$33.08	0.64	0.71	1.35	(0.64)	—	(0.64)
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$29.78	0.64	(2.54)	(1.90)	(0.64)	—	(0.64)
Year Ended 4/30/2023	$31.38	1.01	(1.61)	(0.60)	(1.00)	—	(1.00)
Year Ended 4/30/2022	$35.37	0.59	(4.01)	(3.42)	(0.57)	—	(0.57)
Year Ended 4/30/2021(e)	$34.88	0.78	1.38	2.16	(0.81)	(0.86)	(1.67)
Year Ended 4/30/2020(e)	$33.83	0.96	1.49	2.45	(0.96)	(0.44)	(1.40)
Year Ended 4/30/2019(e)	$33.13	1.00	0.70	1.70	(1.00)	—	(1.00)
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$29.70	0.64	(2.52)	(1.88)	(0.65)	—	(0.65)
Year Ended 4/30/2023	$31.30	1.06	(1.64)	(0.58)	(1.02)	—	(1.02)
Year Ended 4/30/2022	$35.28	0.61	(3.99)	(3.38)	(0.60)	—	(0.60)
Year Ended 4/30/2021(e)	$34.78	0.80	1.39	2.19	(0.83)	(0.86)	(1.69)
Year Ended 4/30/2020(e)	$33.74	1.00	1.48	2.48	(1.00)	(0.44)	(1.44)
Year Ended 4/30/2019(e)	$33.02	1.04	0.68	1.72	(1.00)	—	(1.00)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2023 (Unaudited)	$27.24	(6.56%)	0.90%(c)	0.76%(c),(d)	4.12%	131%	$73,429
Year Ended 4/30/2023	$29.78	(2.12%)	0.91%(c)	0.77%(c),(d)	3.10%	260%	$78,406
Year Ended 4/30/2022	$31.39	(10.02%)	0.90%(c)	0.77%(c),(d)	1.44%	224%	$81,291
Year Ended 4/30/2021(e)	$35.38	5.96%	0.91%(c)	0.77%(c),(d)	1.92%	227%	$99,681
Year Ended 4/30/2020(e)	$34.88	7.05%	0.97%	0.80%(d)	2.50%	229%	$75,375
Year Ended 4/30/2019(e)	$33.84	4.98%	1.01%	0.83%(d)	2.73%	236%	$49,696
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$27.20	(6.45%)	0.65%(c)	0.51%(c),(d)	4.37%	131%	$1,064
Year Ended 4/30/2023	$29.74	(1.85%)	0.66%(c)	0.52%(c),(d)	3.11%	260%	$1,166
Year Ended 4/30/2022	$31.34	(9.81%)	0.65%(c)	0.52%(c),(d)	1.70%	224%	$3,475
Year Ended 4/30/2021(e)	$35.33	6.20%	0.66%(c)	0.52%(c),(d)	2.19%	227%	$2,123
Year Ended 4/30/2020(e)	$34.83	7.32%	0.71%	0.55%(d)	2.74%	229%	$1,676
Year Ended 4/30/2019(e)	$33.80	5.24%	0.76%	0.58%(d)	3.03%	236%	$738
Class C
Six Months Ended 10/31/2023 (Unaudited)	$27.20	(6.92%)	1.66%(c)	1.51%(c),(d)	3.37%	131%	$3,384
Year Ended 4/30/2023	$29.74	(2.82%)	1.66%(c)	1.52%(c),(d)	2.31%	260%	$3,579
Year Ended 4/30/2022	$31.34	(10.71%)	1.65%(c)	1.52%(c),(d)	0.69%	224%	$4,925
Year Ended 4/30/2021(e)	$35.33	5.15%	1.66%(c)	1.52%(c),(d)	1.19%	227%	$7,680
Year Ended 4/30/2020(e)	$34.83	6.26%	1.72%	1.55%(d)	1.74%	229%	$8,519
Year Ended 4/30/2019(e)	$33.79	4.20%	1.76%	1.59%(d)	1.96%	236%	$4,058
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$27.24	(6.44%)	0.65%(c)	0.51%(c),(d)	4.36%	131%	$65,144
Year Ended 4/30/2023	$29.78	(1.84%)	0.66%(c)	0.52%(c),(d)	3.37%	260%	$89,875
Year Ended 4/30/2022	$31.38	(9.80%)	0.65%(c)	0.52%(c),(d)	1.69%	224%	$76,311
Year Ended 4/30/2021(e)	$35.37	6.19%	0.66%(c)	0.52%(c),(d)	2.18%	227%	$80,542
Year Ended 4/30/2020(e)	$34.88	7.32%	0.72%	0.55%(d)	2.76%	229%	$68,640
Year Ended 4/30/2019(e)	$33.83	5.24%	0.76%	0.58%(d)	2.97%	236%	$51,185
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$27.17	(6.40%)	0.59%(c)	0.45%(c)	4.40%	131%	$16,257
Year Ended 4/30/2023	$29.70	(1.78%)	0.59%(c)	0.45%(c)	3.58%	260%	$31,528
Year Ended 4/30/2022	$31.30	(9.74%)	0.58%(c)	0.45%(c)	1.76%	224%	$12,075
Year Ended 4/30/2021(e)	$35.28	6.24%	0.60%(c)	0.45%(c)	2.23%	227%	$10,058
Year Ended 4/30/2020(e)	$34.78	7.55%	0.62%	0.46%	2.83%	229%	$6,038
Year Ended 4/30/2019(e)	$33.74	5.24%	0.64%	0.47%	3.20%	236%	$3,687
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$29.84	0.66	(2.54)	(1.88)	(0.66)	—	(0.66)
Year Ended 4/30/2023	$31.45	1.04	(1.61)	(0.57)	(1.04)	—	(1.04)
Year Ended 4/30/2022	$35.45	0.63	(4.01)	(3.38)	(0.62)	—	(0.62)
Year Ended 4/30/2021(e)	$34.95	0.79	1.42	2.21	(0.85)	(0.86)	(1.71)
Year Ended 4/30/2020(e)	$33.90	1.00	1.53	2.53	(1.04)	(0.44)	(1.48)
Year Ended 4/30/2019(e)	$33.19	1.04	0.71	1.75	(1.04)	—	(1.04)
Class R
Six Months Ended 10/31/2023 (Unaudited)	$29.78	0.56	(2.53)	(1.97)	(0.57)	—	(0.57)
Year Ended 4/30/2023	$31.38	0.84	(1.59)	(0.75)	(0.85)	—	(0.85)
Year Ended 4/30/2022	$35.38	0.41	(4.01)	(3.60)	(0.40)	—	(0.40)
Year Ended 4/30/2021(e)	$34.88	0.61	1.38	1.99	(0.63)	(0.86)	(1.49)
Year Ended 4/30/2020(e)	$33.83	0.80	1.49	2.29	(0.80)	(0.44)	(1.24)
Year Ended 4/30/2019(e)	$33.12	0.84	0.67	1.51	(0.80)	—	(0.80)
Class V
Six Months Ended 10/31/2023 (Unaudited)	$29.72	0.61	(2.52)	(1.91)	(0.62)	—	(0.62)
Year Ended 4/30/2023	$31.33	0.95	(1.61)	(0.66)	(0.95)	—	(0.95)
Year Ended 4/30/2022	$35.31	0.53	(3.99)	(3.46)	(0.52)	—	(0.52)
Year Ended 4/30/2021(e)	$34.82	0.73	1.37	2.10	(0.75)	(0.86)	(1.61)
Year Ended 4/30/2020(e)	$33.78	0.92	1.48	2.40	(0.92)	(0.44)	(1.36)
Year Ended 4/30/2019(e)	$33.07	0.92	0.71	1.63	(0.92)	—	(0.92)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Bond Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$27.30	(6.37%)	0.54%(c)	0.40%(c)	4.48%	131%	$697,929
Year Ended 4/30/2023	$29.84	(1.74%)	0.54%(c)	0.40%(c)	3.47%	260%	$752,943
Year Ended 4/30/2022	$31.45	(9.70%)	0.53%(c)	0.40%(c)	1.81%	224%	$836,474
Year Ended 4/30/2021(e)	$35.45	6.31%	0.55%(c)	0.40%(c)	2.22%	227%	$925,195
Year Ended 4/30/2020(e)	$34.95	7.47%	0.57%	0.40%	2.91%	229%	$265,665
Year Ended 4/30/2019(e)	$33.90	5.41%	0.58%	0.42%	3.14%	236%	$257,417
Class R
Six Months Ended 10/31/2023 (Unaudited)	$27.24	(6.67%)	1.16%(c)	1.01%(c),(d)	3.87%	131%	$244
Year Ended 4/30/2023	$29.78	(2.33%)	1.16%(c)	1.02%(c),(d)	2.83%	260%	$248
Year Ended 4/30/2022	$31.38	(10.28%)	1.14%(c)	1.02%(c),(d)	1.18%	224%	$342
Year Ended 4/30/2021(e)	$35.38	5.70%	1.16%(c)	1.02%(c),(d)	1.69%	227%	$1,127
Year Ended 4/30/2020(e)	$34.88	6.79%	1.22%	1.05%(d)	2.26%	229%	$1,225
Year Ended 4/30/2019(e)	$33.83	4.71%	1.26%	1.08%(d)	2.51%	236%	$680
Class V
Six Months Ended 10/31/2023 (Unaudited)	$27.19	(6.49%)	0.80%(c)	0.66%(c),(d)	4.22%	131%	$4,892
Year Ended 4/30/2023	$29.72	(2.03%)	0.81%(c)	0.67%(c),(d)	3.19%	260%	$5,519
Year Ended 4/30/2022	$31.33	(9.93%)	0.80%(c)	0.67%(c),(d)	1.54%	224%	$6,246
Year Ended 4/30/2021(e)	$35.31	6.10%	0.81%(c)	0.67%(c),(d)	2.04%	227%	$7,640
Year Ended 4/30/2020(e)	$34.82	7.17%	0.87%	0.70%(d)	2.62%	229%	$8,145
Year Ended 4/30/2019(e)	$33.78	4.96%	0.91%	0.73%(d)	2.83%	236%	$8,242
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2023	29

Notes to Financial Statements
October 31, 2023 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
In September 2023, the Fund’s Board of Trustees approved the liquidation of Class V shares of the Fund on December 8, 2023. Effective at the open of business on October 25, 2023, any applicable contingent deferred sales charges were waived on redemptions and exchanges out of Class V shares, and effective at the open of business on November 27, 2023, Class V shares of the Fund were closed to all investors. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
30	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to
Columbia Bond Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments.
32	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Columbia Bond Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,630,479*

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,455,943*
Interest rate risk	Option contracts written, at value	108,139
Total		3,564,082

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Total ($)
Interest rate risk	(10,544,432)	(686,660)	(11,231,092)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Interest rate risk	(9,995,508)	738,534	(22,669)	(9,279,643)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	277,609,217
Futures contracts — short	48,285,157

Derivative instrument	Average value ($)
Option contracts purchased	42,311
Option contracts written	(23,828)
34	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive
Columbia Bond Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2023:
Citi ($)
Liabilities
Put option contracts written	108,139
Total financial and derivative net assets	(108,139)
Total collateral received (pledged) (a)	-
Net amount (b)	(108,139)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
36	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2023 was 0.50% of the Fund’s average daily net assets.
Columbia Bond Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to September 1, 2023, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class V	0.12
38	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $731.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	38,611
Class C	—	1.00(b)	—
Class V	4.75	0.50 - 1.00(a)	23

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Bond Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2023 through August 31, 2024	Prior to September 1, 2023
Class A	0.74%	0.77%
Advisor Class	0.49	0.52
Class C	1.49	1.52
Institutional Class	0.49	0.52
Institutional 2 Class	0.44	0.45
Institutional 3 Class	0.39	0.40
Class R	0.99	1.02
Class V	0.64	0.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to September 1, 2023, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,167,680,000	4,374,000	(102,022,000)	(97,648,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(57,211,023)	(58,164,276)	(115,375,299)
40	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,406,852,507 and $1,398,761,605, respectively, for the six months ended October 31, 2023, of which $1,217,538,841 and $1,193,120,575, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,000,000	5.60	4
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
Columbia Bond Fund | Semiannual Report 2023	41

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
42	Columbia Bond Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2023, one unaffiliated shareholder of record owned 33.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 53.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not
Columbia Bond Fund | Semiannual Report 2023	43

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
44	Columbia Bond Fund | Semiannual Report 2023

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Bond Fund | Semiannual Report 2023	45

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that such Fund’s performance was generally consistent with expectations in light of the interrelationship of the Fund’s specific investment strategy with prevailing market conditions.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
46	Columbia Bond Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Bond Fund | Semiannual Report 2023	47

Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_N01_(12/23)

Semiannual  Report
October 31, 2023 (Unaudited)
Columbia Small Cap Value Fund I
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Small Cap Value Fund I (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund I  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Lead Portfolio Manager
Managed Fund since 2005
C. Bryan Lassiter, CFA
Portfolio Manager
Managed Fund since November 2023
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2023 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/25/86	-0.22	-0.32	6.09	6.63
	Including sales charges		-5.95	-6.04	4.84	6.00
Advisor Class		11/08/12	-0.10	-0.05	6.36	6.90
Class C	Excluding sales charges	01/15/96	-0.62	-1.04	5.30	5.83
	Including sales charges		-1.58	-2.00	5.30	5.83
Institutional Class		07/31/95	-0.11	-0.06	6.36	6.89
Institutional 2 Class		11/08/12	-0.05	0.03	6.47	7.03
Institutional 3 Class		07/15/09	-0.01	0.08	6.53	7.08
Class R		09/27/10	-0.37	-0.55	5.82	6.36
Russell 2000 Value Index			-3.44	-9.93	3.26	5.20
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Value Fund I | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2023)
Common Stocks	99.5
Exchange-Traded Equity Funds	0.2
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2023)
Communication Services	2.7
Consumer Discretionary	14.4
Consumer Staples	1.6
Energy	8.6
Financials	22.3
Health Care	8.5
Industrials	16.4
Information Technology	8.2
Materials	8.7
Real Estate	5.0
Utilities	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund I | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2023 — October 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.80	1,019.01	6.40	6.46	1.26
Advisor Class	1,000.00	1,000.00	999.00	1,020.28	5.13	5.18	1.01
Class C	1,000.00	1,000.00	993.80	1,015.20	10.18	10.29	2.01
Institutional Class	1,000.00	1,000.00	998.90	1,020.33	5.08	5.13	1.00
Institutional 2 Class	1,000.00	1,000.00	999.50	1,020.79	4.62	4.67	0.91
Institutional 3 Class	1,000.00	1,000.00	999.90	1,021.04	4.37	4.42	0.86
Class R	1,000.00	1,000.00	996.30	1,017.74	7.66	7.74	1.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Small Cap Value Fund I | Semiannual Report 2023	5

Portfolio of Investments
October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	240,030	2,546,718
Entertainment 0.4%
Gaia, Inc.(a),(b)	754,004	2,035,811
Playstudios, Inc.(a)	627,334	1,775,355
Total		3,811,166
Media 0.9%
AdTheorent Holding Co., Inc.(a)	1,762,426	2,062,038
Criteo SA, ADR(a)	189,550	5,358,579
Innovid Corp.(a)	2,946,011	2,946,011
Total		10,366,628
Wireless Telecommunication Services 1.2%
Telephone and Data Systems, Inc.	401,911	7,310,761
United States Cellular Corp.(a)	133,815	5,624,245
Total		12,935,006
Total Communication Services		29,659,518
Consumer Discretionary 14.2%
Auto Components 1.0%
Gentherm, Inc.(a)	101,248	4,072,195
Modine Manufacturing Co.(a)	189,063	7,467,988
Total		11,540,183
Broadline Retail 0.9%
Redbubble Ltd.(a)	4,798,204	1,711,365
Savers Value Village, Inc.(a)	529,985	7,933,875
Total		9,645,240
Distributors 0.0%
Educational Development Corp.(a)	350,171	332,557
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	573,670	2,392,204
Stride, Inc.(a)	152,060	8,360,258
Total		10,752,462
Hotels, Restaurants & Leisure 1.0%
Everi Holdings, Inc.(a)	457,560	4,937,072
PlayAGS, Inc.(a)	856,733	6,117,074
Total		11,054,146
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.9%
Cavco Industries, Inc.(a)	22,707	5,665,624
Century Communities, Inc.	85,980	5,287,770
Hamilton Beach Brands Holding Co.	452,923	5,580,011
iRobot Corp.(a)	108,900	3,586,077
Landsea Homes Corp.(a)	268,604	1,998,414
Legacy Housing Corp.(a)	217,135	4,019,169
Lifetime Brands, Inc.	435,547	2,325,821
Lovesac Co. (The)(a)	99,713	1,641,276
Universal Electronics, Inc.(a)	330,045	2,590,853
Total		32,695,015
Leisure Products 1.2%
Latham Group, Inc.(a)	688,658	1,577,027
Malibu Boats, Inc., Class A(a)	86,095	3,755,464
Topgolf Callaway Brands Corp.(a)	636,101	7,773,154
Total		13,105,645
Specialty Retail 4.5%
1-800-Flowers.com, Inc., Class A(a)	244,004	1,832,470
Advance Auto Parts, Inc.	125,560	6,532,887
Brilliant Earth Group, Inc., Class A(a)	447,385	1,301,890
Citi Trends, Inc.(a)	133,860	3,226,026
Gap, Inc. (The)	742,980	9,510,144
Leslie’s, Inc.(a)	804,930	3,976,354
Lulu’s Fashion Lounge Holdings, Inc.(a)	836,210	1,756,041
National Vision Holdings, Inc.(a)	366,466	5,694,882
Overstock.com, Inc.(a)	224,130	3,496,428
ThredUp, Inc., Class A(a)	1,579,574	5,086,228
Victoria’s Secret & Co.(a)	278,220	4,974,574
Zumiez, Inc.(a)	175,260	2,879,522
Total		50,267,446
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund I | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.7%
Canada Goose Holdings, Inc.(a)	464,500	5,155,950
Culp, Inc.(a)	283,370	1,550,034
Fossil Group, Inc.(a)	997,503	1,556,105
Movado Group, Inc.	151,136	4,210,649
Steven Madden Ltd.	214,270	7,025,913
Total		19,498,651
Total Consumer Discretionary		158,891,345
Consumer Staples 1.6%
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	133,465	6,690,601
Food Products 0.8%
Fresh Del Monte Produce, Inc.	214,754	5,368,850
Mission Produce, Inc.(a)	412,275	3,879,508
Total		9,248,358
Personal Care Products 0.2%
Honest Co., Inc. (The)(a)	1,449,890	1,681,872
Total Consumer Staples		17,620,831
Energy 8.5%
Energy Equipment & Services 2.4%
Natural Gas Services Group, Inc.(a)	343,479	5,042,272
Newpark Resources, Inc.(a)	560,544	3,878,964
Pason Systems, Inc.	661,110	6,335,787
Patterson-UTI Energy, Inc.	795,790	10,106,533
Profire Energy, Inc.(a)	917,453	1,697,288
Total		27,060,844
Oil, Gas & Consumable Fuels 6.1%
Callon Petroleum Co.(a)	176,920	6,607,962
CVR Energy, Inc.	243,580	7,977,245
Delek U.S. Holdings, Inc.	272,280	7,174,578
Kinetik Holdings, Inc.	183,185	6,492,076
Magnolia Oil & Gas Corp., Class A	244,400	5,486,780
Murphy Oil Corp.	407,976	18,305,883
Ring Energy, Inc.(a)	2,377,720	4,137,233
Talos Energy, Inc.(a)	499,570	7,743,335
W&T Offshore, Inc.(a)	1,102,941	4,577,205
Total		68,502,297
Total Energy		95,563,141
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.1%
Banks 13.0%
Ameris Bancorp	227,674	8,492,240
Bank of Marin Bancorp	136,214	2,288,395
BankUnited, Inc.	299,216	6,525,901
Banner Corp.	162,186	6,845,871
Capital Bancorp, Inc.	190,430	3,892,389
Central Pacific Financial Corp.	223,451	3,526,057
Central Valley Community Bancorp	202,560	3,194,371
Columbia Banking System, Inc.	455,920	8,967,946
Community Trust Bancorp, Inc.	88,153	3,311,027
Eastern Bankshares, Inc.	503,260	5,540,893
First Community Corp.	197,330	3,492,741
First Financial Corp.	94,120	3,238,669
Heritage Financial Corp.	244,160	3,972,483
HomeStreet, Inc.	234,637	1,133,297
Northrim BanCorp, Inc.	138,226	5,765,407
OFG Bancorp	232,631	6,890,530
Popular, Inc.	163,794	10,653,162
Provident Financial Holdings, Inc.	192,036	2,294,830
Riverview Bancorp, Inc.	449,565	2,405,173
Sierra Bancorp	191,997	3,379,147
Southern First Bancshares, Inc.(a)	155,014	4,185,378
Synovus Financial Corp.	279,020	7,274,051
Territorial Bancorp, Inc.	248,777	1,920,559
Towne Bank	262,244	6,278,121
UMB Financial Corp.	155,952	9,781,310
WaFd, Inc.	300,680	7,420,782
Western New England Bancorp, Inc.	554,380	3,974,905
Zions Bancorp	258,740	7,982,129
Total		144,627,764
Capital Markets 0.7%
StoneX Group, Inc.(a)	85,619	8,161,203
Consumer Finance 0.4%
PROG Holdings, Inc.(a)	166,683	4,565,447
Financial Services 5.3%
Alerus Financial Corp.	212,391	3,676,488
Cass Information Systems, Inc.	87,522	3,309,207

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	7

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Essent Group Ltd.	322,470	15,233,483
EVERTEC, Inc.	145,740	4,631,617
International Money Express, Inc.(a)	182,290	2,909,348
MGIC Investment Corp.	689,925	11,618,337
NMI Holdings, Inc., Class A(a)	344,717	9,428,010
Payoneer Global, Inc.(a)	1,424,288	8,246,628
Total		59,053,118
Insurance 2.7%
Global Indemnity Group LLC	202,223	7,065,671
Greenlight Capital Re Ltd., Class A(a)	320,826	3,577,210
Horace Mann Educators Corp.	219,960	6,979,331
Mercury General Corp.	224,953	6,946,549
ProAssurance Corp.	338,580	5,755,860
Total		30,324,621
Total Financials		246,732,153
Health Care 8.5%
Biotechnology 3.7%
Apellis Pharmaceuticals, Inc.(a)	151,525	7,373,207
Arcutis Biotherapeutics, Inc.(a)	693,660	1,560,735
Arrowhead Pharmaceuticals, Inc.(a)	158,709	3,902,654
Atara Biotherapeutics, Inc.(a)	1,314,215	1,695,337
BioCryst Pharmaceuticals, Inc.(a)	345,960	1,899,320
Bioxcel Therapeutics, Inc.(a)	346,826	1,392,506
Celcuity, Inc.(a)	181,250	1,930,313
Insmed, Inc.(a)	219,120	5,491,147
Lexicon Pharmaceuticals, Inc.(a)	788,670	977,951
Natera, Inc.(a)	102,790	4,057,121
Olema Pharmaceuticals, Inc.(a)	223,720	2,973,239
Replimune Group, Inc.(a)	217,449	3,168,232
SpringWorks Therapeutics, Inc.(a)	143,468	3,285,417
Travere Therapeutics, Inc.(a)	108,904	705,698
uniQure NV(a)	236,010	1,345,257
Total		41,758,134
Health Care Equipment & Supplies 0.9%
Inogen, Inc.(a)	566,227	2,531,035
LivaNova PLC(a)	114,573	5,619,805
Zimvie, Inc.(a)	311,295	2,197,743
Total		10,348,583
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.5%
Castle Biosciences, Inc.(a)	142,487	2,225,647
Enhabit, Inc.(a)	264,563	1,949,829
Fulgent Genetics, Inc.(a)	122,280	2,927,383
Guardant Health, Inc.(a)	149,935	3,880,318
National HealthCare Corp.	76,405	5,146,641
Total		16,129,818
Health Care Technology 0.2%
Computer Programs & Systems, Inc.(a)	155,483	2,190,755
Life Sciences Tools & Services 0.1%
Codexis, Inc.(a)	733,695	1,217,934
Pharmaceuticals 2.1%
ANI Pharmaceuticals, Inc.(a)	90,744	5,602,535
Perrigo Co. PLC	244,749	6,764,862
Supernus Pharmaceuticals, Inc.(a)	158,525	3,780,821
Taro Pharmaceutical Industries Ltd.(a)	197,412	6,704,112
Total		22,852,330
Total Health Care		94,497,554
Industrials 16.3%
Aerospace & Defense 1.0%
Moog, Inc., Class A	95,131	11,039,953
Air Freight & Logistics 0.7%
Forward Air Corp.	67,080	4,320,623
Radiant Logistics, Inc.(a)	658,102	3,856,478
Total		8,177,101
Building Products 1.9%
AZEK Co., Inc. (The)(a)	158,726	4,158,621
AZZ, Inc.	148,940	7,040,394
UFP Industries, Inc.	101,745	9,683,072
Total		20,882,087
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	548,321	2,774,504
HNI Corp.	169,160	5,868,160
VSE Corp.	65,792	3,539,610
Total		12,182,274

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund I | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.4%
Encore Wire Corp.	60,063	10,741,066
Thermon(a)	163,580	4,365,950
Total		15,107,016
Ground Transportation 1.9%
Hertz Global Holdings, Inc.(a)	775,900	6,540,837
Marten Transport Ltd.	353,225	6,209,695
Schneider National, Inc., Class B	342,918	8,686,113
Total		21,436,645
Machinery 3.7%
Energy Recovery, Inc.(a)	119,846	1,821,659
Gorman-Rupp Co.	123,978	3,663,550
Greenbrier Companies, Inc. (The)	151,020	5,223,782
Helios Technologies, Inc.	94,089	4,866,283
Hurco Companies, Inc.	179,935	3,598,700
John Bean Technologies Corp.	91,300	9,497,026
Manitex International, Inc.(a)	489,145	1,961,472
Markforged Holding Corp.(a)	2,036,987	1,316,301
Miller Industries, Inc.	74,200	2,698,654
Mueller Industries, Inc.	175,640	6,623,384
Total		41,270,811
Marine Transportation 1.1%
Costamare, Inc.	592,665	5,351,765
Kirby Corp.(a)	90,031	6,725,316
Total		12,077,081
Passenger Airlines 0.5%
Hawaiian Holdings, Inc.(a)	295,543	1,244,236
Spirit Airlines, Inc.	166,670	1,913,372
Sun Country Airlines Holdings, Inc.(a)	182,318	2,373,780
Total		5,531,388
Professional Services 1.9%
IBEX Holdings Ltd.(a)	224,901	3,670,384
Korn/Ferry International	178,765	8,137,383
MAXIMUS, Inc.	73,440	5,487,437
TaskUS, Inc., Class A(a)	480,312	4,457,295
Total		21,752,499
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.1%
BlueLinx Holdings, Inc.(a)	39,077	2,778,765
H&E Equipment Services, Inc.	120,036	4,887,866
Karat Packaging, Inc.	220,758	4,554,238
Total		12,220,869
Total Industrials		181,677,724
Information Technology 8.2%
Communications Equipment 1.6%
Applied Optoelectronics, Inc.(a)	432,866	3,216,195
Casa Systems, Inc.(a)	1,515,040	845,089
Lumentum Holdings, Inc.(a)	233,448	9,153,496
Netscout Systems, Inc.(a)	206,417	4,506,083
Total		17,720,863
Electronic Equipment, Instruments & Components 2.5%
Airgain, Inc.(a)	395,337	1,308,565
FARO Technologies, Inc.(a)	241,071	3,102,584
IPG Photonics Corp.(a)	48,770	4,189,343
OSI Systems, Inc.(a)	51,910	5,412,656
Powerfleet, Inc.(a)	1,533,660	2,837,271
TTM Technologies, Inc.(a)	369,000	4,239,810
Vishay Precision Group, Inc.(a)	81,779	2,446,828
Vontier Corp.	153,850	4,547,806
Total		28,084,863
IT Services 0.7%
Kyndryl Holdings, Inc.(a)	508,719	7,442,559
Semiconductors & Semiconductor Equipment 1.9%
Cohu, Inc.(a)	205,932	6,206,790
MagnaChip Semiconductor Corp.(a)	235,740	1,742,119
SMART Global Holdings, Inc.(a)	200,590	2,748,083
Synaptics, Inc.(a)	107,190	8,967,515
Valens Semiconductor Ltd.(a)	630,021	1,341,945
Total		21,006,452
Software 1.3%
Cerence, Inc.(a)	159,944	2,448,743
Cognyte Software Ltd.(a)	428,614	1,791,606
Expensify, Inc., Class A(a)	443,676	1,184,615
Mitek Systems, Inc.(a)	263,601	2,815,259

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	9

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Red Violet, Inc.(a)	185,680	3,674,607
Upland Software, Inc.(a)	737,565	2,463,467
Total		14,378,297
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	998,140	2,655,052
Total Information Technology		91,288,086
Materials 8.6%
Chemicals 2.2%
Aspen Aerogels, Inc.(a)	483,326	3,731,277
Chemours Co. LLC (The)	338,436	8,159,692
Livent Corp.(a)	492,777	7,189,616
Tronox Holdings PLC, Class A	563,478	6,023,580
Total		25,104,165
Construction Materials 1.0%
Summit Materials, Inc., Class A(a)	350,625	11,535,562
Containers & Packaging 0.6%
Greif, Inc., Class A	102,739	6,523,927
Metals & Mining 4.4%
Ampco-Pittsburgh Corp.(a)	629,962	1,669,399
Capstone Copper Corp.(a)	1,359,241	4,626,369
Centerra Gold, Inc.	834,230	4,241,083
ERO Copper Corp.(a)	364,434	4,945,843
Ferroglobe PLC(a)	917,285	4,173,647
Hudbay Minerals, Inc.	1,091,585	4,762,278
MP Materials Corp.(a)	421,389	6,910,779
Olympic Steel, Inc.	60,649	3,079,150
Pan American Silver Corp.	538,301	7,864,578
Torex Gold Resources, Inc.(a)	303,502	2,926,138
Universal Stainless & Alloy Products, Inc.(a)	240,121	3,467,347
Total		48,666,611
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	86,853	2,936,500
Glatfelter Corp.(a)	1,045,457	1,808,641
Total		4,745,141
Total Materials		96,575,406
Real Estate 5.0%
Health Care REITs 0.2%
Universal Health Realty Income Trust	63,040	2,423,258
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.7%
Park Hotels & Resorts, Inc.	582,200	6,712,766
RLJ Lodging Trust	658,251	6,187,559
Sunstone Hotel Investors, Inc.	607,422	5,649,025
Total		18,549,350
Office REITs 0.8%
Brandywine Realty Trust	862,700	3,226,498
Highwoods Properties, Inc.	305,690	5,468,794
Total		8,695,292
Retail REITs 0.6%
Macerich Co. (The)	754,630	7,335,004
Specialized REITs 1.7%
Outfront Media, Inc.	970,390	9,471,006
PotlatchDeltic Corp.	219,253	9,394,991
Total		18,865,997
Total Real Estate		55,868,901
Utilities 3.5%
Gas Utilities 2.0%
National Fuel Gas Co.	194,440	9,906,718
RGC Resources, Inc.	226,389	3,540,724
UGI Corp.	441,980	9,193,184
Total		22,640,626
Multi-Utilities 1.5%
Black Hills Corp.	180,463	8,725,386
Northwestern Energy Group, Inc.	165,091	7,926,019
Total		16,651,405
Total Utilities		39,292,031
Total Common Stocks (Cost $995,149,494)		1,107,666,690

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Small Cap 0.2%
iShares S&P Small-Cap 600 Value ETF	26,610	2,223,265
Total Exchange-Traded Equity Funds (Cost $2,274,309)		2,223,265

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund I | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(b),(c)	2,796,289	2,795,450
Total Money Market Funds (Cost $2,795,450)		2,795,450
Total Investments in Securities (Cost: $1,000,219,253)		1,112,685,405
Other Assets & Liabilities, Net		4,460,811
Net Assets		1,117,146,216
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	4,421,052	153,466,776	(155,092,263)	(115)	2,795,450	(1,086)	146,221	2,796,289
Gaia, Inc.†
	2,410,562	56,889	(214,332)	2,149,736	—	(57,193)	—	—
Total	6,831,614			2,149,621	2,795,450	(58,279)	146,221

†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at October 31, 2023.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	11

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	29,659,518	—	—	29,659,518
Consumer Discretionary	157,179,980	1,711,365	—	158,891,345
Consumer Staples	17,620,831	—	—	17,620,831
Energy	95,563,141	—	—	95,563,141
Financials	246,732,153	—	—	246,732,153
Health Care	94,497,554	—	—	94,497,554
Industrials	181,677,724	—	—	181,677,724
Information Technology	91,288,086	—	—	91,288,086
Materials	96,575,406	—	—	96,575,406
Real Estate	55,868,901	—	—	55,868,901
Utilities	39,292,031	—	—	39,292,031
Total Common Stocks	1,105,955,325	1,711,365	—	1,107,666,690
Exchange-Traded Equity Funds	2,223,265	—	—	2,223,265
Money Market Funds	2,795,450	—	—	2,795,450
Total Investments in Securities	1,110,974,040	1,711,365	—	1,112,685,405
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund I | Semiannual Report 2023

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $997,423,803)	$1,109,889,955
Affiliated issuers (cost $2,795,450)	2,795,450
Receivable for:
Investments sold	7,742,037
Capital shares sold	1,787,780
Dividends	354,935
Trustees’ fees	347,514
Prepaid expenses	9,757
Other assets	18,826
Total assets	1,122,946,254
Liabilities
Due to custodian	3,079
Payable for:
Investments purchased	4,559,811
Capital shares redeemed	632,605
Management services fees	24,858
Distribution and/or service fees	1,717
Transfer agent fees	154,014
Trustees’ fees	376,109
Compensation of chief compliance officer	117
Other expenses	47,728
Total liabilities	5,800,038
Net assets applicable to outstanding capital stock	$1,117,146,216
Represented by
Paid in capital	946,770,084
Total distributable earnings (loss)	170,376,132
Total - representing net assets applicable to outstanding capital stock	$1,117,146,216
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	13

Statement of Assets and Liabilities  (continued)
October 31, 2023 (Unaudited)
Class A
Net assets	$226,221,605
Shares outstanding	6,062,146
Net asset value per share	$37.32
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$39.60
Advisor Class
Net assets	$71,920,269
Shares outstanding	1,598,752
Net asset value per share	$44.99
Class C
Net assets	$5,602,138
Shares outstanding	277,240
Net asset value per share	$20.21
Institutional Class
Net assets	$481,234,039
Shares outstanding	11,122,393
Net asset value per share	$43.27
Institutional 2 Class
Net assets	$136,683,797
Shares outstanding	3,031,819
Net asset value per share	$45.08
Institutional 3 Class
Net assets	$193,679,648
Shares outstanding	4,436,338
Net asset value per share	$43.66
Class R
Net assets	$1,804,720
Shares outstanding	48,765
Net asset value per share	$37.01
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund I | Semiannual Report 2023

Statement of Operations
Six Months Ended October 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,598,128
Dividends — affiliated issuers	146,221
Foreign taxes withheld	(69,651)
Total income	10,674,698
Expenses:
Management services fees	4,920,362
Distribution and/or service fees
Class A	310,850
Class C	31,245
Class R	4,661
Transfer agent fees
Class A	187,786
Advisor Class	56,954
Class C	4,718
Institutional Class	398,737
Institutional 2 Class	40,203
Institutional 3 Class	6,761
Class R	1,409
Trustees’ fees	17,304
Custodian fees	18,335
Printing and postage fees	63,600
Registration fees	73,414
Accounting services fees	15,512
Legal fees	13,816
Interest on interfund lending	10,260
Compensation of chief compliance officer	117
Other	14,393
Total expenses	6,190,437
Expense reduction	(2,363)
Total net expenses	6,188,074
Net investment income	4,486,624
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	80,627,877
Investments — affiliated issuers	(58,279)
Foreign currency translations	(274)
Net realized gain	80,569,324
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(88,611,848)
Investments — affiliated issuers	2,149,621
Foreign currency translations	655
Net change in unrealized appreciation (depreciation)	(86,461,572)
Net realized and unrealized loss	(5,892,248)
Net decrease in net assets resulting from operations	$(1,405,624)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	15

Statement of Changes in Net Assets
	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations
Net investment income	$4,486,624	$7,272,987
Net realized gain	80,569,324	11,652,483
Net change in unrealized appreciation (depreciation)	(86,461,572)	(18,479,763)
Net increase (decrease) in net assets resulting from operations	(1,405,624)	445,707
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,197,497)	(13,945,771)
Advisor Class	(1,052,813)	(2,764,530)
Class C	(188,534)	(633,272)
Institutional Class	(7,721,627)	(28,176,888)
Institutional 2 Class	(2,104,798)	(5,246,792)
Institutional 3 Class	(3,247,529)	(8,710,054)
Class R	(30,663)	(113,858)
Total distributions to shareholders	(18,543,461)	(59,591,165)
Increase (decrease) in net assets from capital stock activity	(97,505,592)	147,585,905
Total increase (decrease) in net assets	(117,454,677)	88,440,447
Net assets at beginning of period	1,234,600,893	1,146,160,446
Net assets at end of period	$1,117,146,216	$1,234,600,893
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund I | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2023 (Unaudited)		April 30, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	236,536	9,481,898	583,191	22,595,872
Distributions reinvested	98,179	3,862,376	362,208	12,817,394
Shares redeemed	(409,812)	(16,290,399)	(934,811)	(35,949,994)
Net increase (decrease)	(75,097)	(2,946,125)	10,588	(536,728)
Advisor Class
Shares sold	417,048	19,827,590	674,898	32,214,091
Distributions reinvested	19,887	942,238	57,135	2,432,012
Shares redeemed	(268,392)	(12,668,852)	(509,459)	(23,528,750)
Net increase	168,543	8,100,976	222,574	11,117,353
Class C
Shares sold	28,389	618,472	67,987	1,473,734
Distributions reinvested	7,762	165,804	30,691	597,238
Shares redeemed	(45,810)	(999,333)	(118,478)	(2,541,729)
Net decrease	(9,659)	(215,057)	(19,800)	(470,757)
Institutional Class
Shares sold	1,954,472	89,244,812	8,205,125	353,422,764
Distributions reinvested	136,563	6,223,152	568,409	23,351,820
Shares redeemed	(4,891,287)	(219,928,081)	(6,316,981)	(281,131,997)
Net increase (decrease)	(2,800,252)	(124,460,117)	2,456,553	95,642,587
Institutional 2 Class
Shares sold	530,082	25,805,057	1,267,764	58,607,741
Distributions reinvested	44,336	2,104,636	122,865	5,246,792
Shares redeemed	(574,488)	(27,638,706)	(520,518)	(24,090,097)
Net increase (decrease)	(70)	270,987	870,111	39,764,436
Institutional 3 Class
Shares sold	840,311	39,036,746	863,431	39,079,011
Distributions reinvested	52,447	2,410,464	147,320	6,094,970
Shares redeemed	(428,005)	(19,823,760)	(953,022)	(42,957,800)
Net increase	464,753	21,623,450	57,729	2,216,181
Class R
Shares sold	9,121	366,892	4,862	184,687
Distributions reinvested	784	30,603	3,243	113,671
Shares redeemed	(6,958)	(277,201)	(11,560)	(445,525)
Net increase (decrease)	2,947	120,294	(3,455)	(147,167)
Total net increase (decrease)	(2,248,835)	(97,505,592)	3,594,300	147,585,905
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2023 (Unaudited)	$38.06	0.10	(0.15)	(0.05)	(0.01)	(0.68)	(0.69)
Year Ended 4/30/2023	$40.91	0.14	(0.69)	(0.55)	(0.13)	(2.17)	(2.30)
Year Ended 4/30/2022	$49.30	0.02	(2.46)	(2.44)	(0.07)	(5.88)	(5.95)
Year Ended 4/30/2021	$26.90	0.19	22.41	22.60	(0.17)	(0.03)	(0.20)
Year Ended 4/30/2020	$36.62	0.18	(8.59)	(8.41)	(0.17)	(1.14)	(1.31)
Year Ended 4/30/2019	$40.70	0.08	(1.08)	(1.00)	(0.13)	(2.95)	(3.08)
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$45.73	0.18	(0.19)	(0.01)	(0.05)	(0.68)	(0.73)
Year Ended 4/30/2023	$48.60	0.28	(0.78)	(0.50)	(0.20)	(2.17)	(2.37)
Year Ended 4/30/2022	$57.47	0.15	(2.94)	(2.79)	(0.20)	(5.88)	(6.08)
Year Ended 4/30/2021	$31.32	0.37	26.06	26.43	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$42.37	0.30	(9.98)	(9.68)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$46.56	0.21	(1.25)	(1.04)	(0.20)	(2.95)	(3.15)
Class C
Six Months Ended 10/31/2023 (Unaudited)	$20.98	(0.03)	(0.06)	(0.09)	—	(0.68)	(0.68)
Year Ended 4/30/2023	$23.70	(0.08)	(0.47)	(0.55)	—	(2.17)	(2.17)
Year Ended 4/30/2022	$31.15	(0.20)	(1.37)	(1.57)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$17.06	(0.04)	14.16	14.12	—	(0.03)	(0.03)
Year Ended 4/30/2020	$23.72	(0.04)	(5.48)	(5.52)	—	(1.14)	(1.14)
Year Ended 4/30/2019	$27.55	(0.16)	(0.72)	(0.88)	—	(2.95)	(2.95)
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$44.01	0.18	(0.19)	(0.01)	(0.05)	(0.68)	(0.73)
Year Ended 4/30/2023	$46.87	0.27	(0.76)	(0.49)	(0.20)	(2.17)	(2.37)
Year Ended 4/30/2022	$55.63	0.15	(2.82)	(2.67)	(0.21)	(5.88)	(6.09)
Year Ended 4/30/2021	$30.33	0.33	25.25	25.58	(0.25)	(0.03)	(0.28)
Year Ended 4/30/2020	$41.07	0.30	(9.67)	(9.37)	(0.23)	(1.14)	(1.37)
Year Ended 4/30/2019	$45.24	0.20	(1.22)	(1.02)	(0.20)	(2.95)	(3.15)
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$45.81	0.21	(0.20)	0.01	(0.06)	(0.68)	(0.74)
Year Ended 4/30/2023	$48.68	0.32	(0.79)	(0.47)	(0.23)	(2.17)	(2.40)
Year Ended 4/30/2022	$57.55	0.21	(2.94)	(2.73)	(0.26)	(5.88)	(6.14)
Year Ended 4/30/2021	$31.36	0.40	26.11	26.51	(0.29)	(0.03)	(0.32)
Year Ended 4/30/2020	$42.40	0.36	(10.00)	(9.64)	(0.26)	(1.14)	(1.40)
Year Ended 4/30/2019	$46.57	0.27	(1.25)	(0.98)	(0.24)	(2.95)	(3.19)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund I | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2023 (Unaudited)	$37.32	(0.22%)	1.26%(c)	1.26%(c),(d)	0.51%	50%	$226,222
Year Ended 4/30/2023	$38.06	(0.90%)	1.24%(c)	1.24%(c),(d)	0.36%	72%	$233,599
Year Ended 4/30/2022	$40.91	(5.94%)	1.26%(c)	1.26%(c),(d)	0.04%	58%	$250,665
Year Ended 4/30/2021	$49.30	84.29%	1.33%(c)	1.31%(c),(d)	0.53%	43%	$286,411
Year Ended 4/30/2020	$26.90	(23.69%)	1.37%(c),(e)	1.32%(c),(d),(e)	0.55%	60%	$152,006
Year Ended 4/30/2019	$36.62	(2.38%)	1.36%(c),(e)	1.32%(c),(d),(e)	0.21%	62%	$234,765
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$44.99	(0.10%)	1.01%(c)	1.01%(c),(d)	0.75%	50%	$71,920
Year Ended 4/30/2023	$45.73	(0.64%)	0.99%(c)	0.99%(c),(d)	0.61%	72%	$65,398
Year Ended 4/30/2022	$48.60	(5.71%)	1.01%(c)	1.01%(c),(d)	0.28%	58%	$58,696
Year Ended 4/30/2021	$57.47	84.74%	1.08%(c)	1.06%(c),(d)	0.87%	43%	$54,621
Year Ended 4/30/2020	$31.32	(23.49%)	1.12%(c),(e)	1.07%(c),(d),(e)	0.79%	60%	$19,077
Year Ended 4/30/2019	$42.37	(2.14%)	1.12%(c),(e)	1.07%(c),(d),(e)	0.48%	62%	$29,064
Class C
Six Months Ended 10/31/2023 (Unaudited)	$20.21	(0.62%)	2.01%(c)	2.01%(c),(d)	(0.24%)	50%	$5,602
Year Ended 4/30/2023	$20.98	(1.62%)	1.99%(c)	1.99%(c),(d)	(0.39%)	72%	$6,018
Year Ended 4/30/2022	$23.70	(6.66%)	2.01%(c)	2.01%(c),(d)	(0.71%)	58%	$7,269
Year Ended 4/30/2021	$31.15	82.90%	2.08%(c)	2.05%(c),(d)	(0.19%)	43%	$8,516
Year Ended 4/30/2020	$17.06	(24.24%)	2.12%(c),(e)	2.07%(c),(d),(e)	(0.20%)	60%	$3,178
Year Ended 4/30/2019	$23.72	(3.15%)	2.10%(c),(e)	2.07%(c),(d),(e)	(0.59%)	62%	$7,969
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$43.27	(0.11%)	1.00%(c)	1.00%(c),(d)	0.78%	50%	$481,234
Year Ended 4/30/2023	$44.01	(0.64%)	0.99%(c)	0.99%(c),(d)	0.60%	72%	$612,677
Year Ended 4/30/2022	$46.87	(5.70%)	1.01%(c)	1.01%(c),(d)	0.30%	58%	$537,447
Year Ended 4/30/2021	$55.63	84.72%	1.07%(c)	1.05%(c),(d)	0.77%	43%	$440,126
Year Ended 4/30/2020	$30.33	(23.48%)	1.12%(c),(e)	1.07%(c),(d),(e)	0.79%	60%	$106,186
Year Ended 4/30/2019	$41.07	(2.16%)	1.11%(c),(e)	1.07%(c),(d),(e)	0.47%	62%	$192,878
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$45.08	(0.05%)	0.91%(c)	0.91%(c)	0.86%	50%	$136,684
Year Ended 4/30/2023	$45.81	(0.59%)	0.90%(c)	0.90%(c)	0.68%	72%	$138,905
Year Ended 4/30/2022	$48.68	(5.60%)	0.91%(c)	0.91%(c)	0.39%	58%	$105,229
Year Ended 4/30/2021	$57.55	84.97%	0.95%(c)	0.93%(c)	0.93%	43%	$116,249
Year Ended 4/30/2020	$31.36	(23.39%)	0.98%(c),(e)	0.94%(c),(e)	0.96%	60%	$52,825
Year Ended 4/30/2019	$42.40	(2.01%)	0.97%(c),(e)	0.94%(c),(e)	0.61%	62%	$39,831
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$44.38	0.21	(0.18)	0.03	(0.07)	(0.68)	(0.75)
Year Ended 4/30/2023	$47.23	0.33	(0.77)	(0.44)	(0.24)	(2.17)	(2.41)
Year Ended 4/30/2022	$56.01	0.23	(2.84)	(2.61)	(0.29)	(5.88)	(6.17)
Year Ended 4/30/2021	$30.53	0.39	25.43	25.82	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2020	$41.30	0.37	(9.72)	(9.35)	(0.28)	(1.14)	(1.42)
Year Ended 4/30/2019	$45.45	0.28	(1.22)	(0.94)	(0.26)	(2.95)	(3.21)
Class R
Six Months Ended 10/31/2023 (Unaudited)	$37.79	0.05	(0.15)	(0.10)	—	(0.68)	(0.68)
Year Ended 4/30/2023	$40.66	0.04	(0.68)	(0.64)	(0.06)	(2.17)	(2.23)
Year Ended 4/30/2022	$49.08	(0.09)	(2.45)	(2.54)	—	(5.88)	(5.88)
Year Ended 4/30/2021	$26.79	0.11	22.30	22.41	(0.09)	(0.03)	(0.12)
Year Ended 4/30/2020	$36.50	0.10	(8.56)	(8.46)	(0.11)	(1.14)	(1.25)
Year Ended 4/30/2019	$40.61	(0.01)	(1.09)	(1.10)	(0.06)	(2.95)	(3.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Value Fund I | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$43.66	(0.01%)	0.86%(c)	0.86%(c)	0.89%	50%	$193,680
Year Ended 4/30/2023	$44.38	(0.53%)	0.85%(c)	0.85%(c)	0.74%	72%	$176,273
Year Ended 4/30/2022	$47.23	(5.55%)	0.86%(c)	0.86%(c)	0.44%	58%	$184,850
Year Ended 4/30/2021	$56.01	85.03%	0.90%(c)	0.88%(c)	0.96%	43%	$178,586
Year Ended 4/30/2020	$30.53	(23.34%)	0.93%(c),(e)	0.89%(c),(e)	1.01%	60%	$96,875
Year Ended 4/30/2019	$41.30	(1.97%)	0.92%(c),(e)	0.89%(c),(e)	0.64%	62%	$108,132
Class R
Six Months Ended 10/31/2023 (Unaudited)	$37.01	(0.37%)	1.51%(c)	1.51%(c),(d)	0.24%	50%	$1,805
Year Ended 4/30/2023	$37.79	(1.14%)	1.49%(c)	1.49%(c),(d)	0.11%	72%	$1,731
Year Ended 4/30/2022	$40.66	(6.17%)	1.51%(c)	1.51%(c),(d)	(0.20%)	58%	$2,003
Year Ended 4/30/2021	$49.08	83.85%	1.58%(c)	1.56%(c),(d)	0.30%	43%	$2,521
Year Ended 4/30/2020	$26.79	(23.87%)	1.62%(c),(e)	1.57%(c),(d),(e)	0.31%	60%	$1,487
Year Ended 4/30/2019	$36.50	(2.67%)	1.60%(c),(e)	1.57%(c),(d),(e)	(0.03%)	62%	$2,048
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	21

Notes to Financial Statements
October 31, 2023 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Small Cap Value Fund I | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Value Fund I | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
24	Columbia Small Cap Value Fund I | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2023 was 0.82% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended October 31, 2023, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
418,069	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value Fund I | Semiannual Report 2023	25

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
For the six months ended October 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $2,363.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	33,564
Class C	—	1.00(b)	50

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Small Cap Value Fund I | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2024
Class A	1.27%
Advisor Class	1.02
Class C	2.02
Institutional Class	1.02
Institutional 2 Class	0.93
Institutional 3 Class	0.88
Class R	1.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,000,219,000	209,272,000	(96,806,000)	112,466,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(6,421,266)	—	(6,421,266)
Columbia Small Cap Value Fund I | Semiannual Report 2023	27

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2023 as arising on May 1, 2023.
Late year ordinary losses ($)	Post-October capital losses ($)
—	12,341,043
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $591,939,389 and $701,935,615, respectively, for the six months ended October 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	5,358,333	5.69	12
Interest expense incurred by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2023.
28	Columbia Small Cap Value Fund I | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2023.
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs,
Columbia Small Cap Value Fund I | Semiannual Report 2023	29

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At October 31, 2023, one unaffiliated shareholders of record owned 23.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30	Columbia Small Cap Value Fund I | Semiannual Report 2023

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund I (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Small Cap Value Fund I | Semiannual Report 2023	31

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
32	Columbia Small Cap Value Fund I | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2023	33

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Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR287_04_N01_(12/23)

Semiannual  Report
October 31, 2023 (Unaudited)
Columbia U.S. Treasury Index Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia U.S. Treasury Index Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Treasury Index Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return that corresponds to the total return of the FTSE USBIG Treasury Index, before fees and expenses.
Portfolio management
Alan Erickson, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		11/25/02	-6.13	-0.94	-0.52	0.12
Class C	Excluding sales charges	11/25/02	-6.44	-1.58	-1.18	-0.56
	Including sales charges		-7.36	-2.55	-1.18	-0.56
Institutional Class		06/04/91	-6.15	-0.79	-0.37	0.28
Institutional 2 Class		11/08/12	-6.16	-0.80	-0.38	0.27
Institutional 3 Class*		03/01/17	-6.11	-0.77	-0.38	0.27
FTSE USBIG Treasury Index			-6.02	-0.60	-0.21	0.46
Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE USBIG Treasury Index tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. The index includes fixed-rate U.S. Treasury bonds with USD 5 billion public amount outstanding and greater than one year to maturity. The index excludes U.S. Federal Reserve purchases, inflation-indexed securities and STRIPS.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2023)
Money Market Funds	0.5
U.S. Treasury Obligations	99.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2023)
AA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2023 — October 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	938.70	1,023.78	1.58	1.65	0.32
Class C	1,000.00	1,000.00	935.60	1,020.48	4.77	4.98	0.97
Institutional Class	1,000.00	1,000.00	938.50	1,024.55	0.84	0.87	0.17
Institutional 2 Class	1,000.00	1,000.00	938.40	1,024.55	0.84	0.87	0.17
Institutional 3 Class	1,000.00	1,000.00	938.90	1,024.55	0.84	0.87	0.17
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	5

Portfolio of Investments
October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 98.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2024	0.750%	6,541,000	6,233,880
11/15/2024	2.250%	6,232,000	6,032,138
11/30/2024	1.500%	2,174,000	2,084,832
11/30/2024	2.125%	2,850,000	2,751,697
11/30/2024	4.500%	4,906,000	4,857,132
12/15/2024	1.000%	3,560,000	3,391,039
12/31/2024	1.750%	4,831,000	4,634,363
12/31/2024	2.250%	1,789,000	1,726,105
12/31/2024	4.250%	3,969,000	3,917,837
01/15/2025	1.125%	5,967,000	5,676,109
01/31/2025	1.375%	3,425,000	3,262,714
01/31/2025	2.500%	2,209,000	2,133,756
01/31/2025	4.125%	5,038,000	4,965,185
02/15/2025	1.500%	6,436,000	6,131,296
02/15/2025	2.000%	5,435,000	5,211,231
02/28/2025	1.125%	3,322,000	3,144,610
02/28/2025	2.750%	2,043,000	1,976,044
02/28/2025	4.625%	4,925,000	4,882,099
03/15/2025	1.750%	5,249,000	5,005,414
03/31/2025	0.500%	4,875,000	4,560,601
03/31/2025	2.625%	1,424,000	1,372,769
03/31/2025	3.875%	4,973,000	4,879,562
04/15/2025	2.625%	5,197,000	5,006,985
04/30/2025	0.375%	4,205,000	3,913,114
04/30/2025	2.875%	3,167,000	3,059,866
04/30/2025	3.875%	4,997,000	4,900,183
05/15/2025	2.125%	5,903,000	5,635,520
05/15/2025	2.750%	4,352,000	4,193,730
05/31/2025	0.250%	4,380,000	4,053,040
05/31/2025	2.875%	2,362,000	2,279,699
05/31/2025	4.250%	3,977,000	3,919,675
06/15/2025	2.875%	5,192,000	5,006,224
06/30/2025	0.250%	5,720,000	5,275,806
06/30/2025	2.750%	2,373,000	2,282,159
06/30/2025	4.625%	3,196,000	3,168,784
07/15/2025	3.000%	4,646,000	4,482,846
07/31/2025	0.250%	5,390,000	4,952,694
07/31/2025	2.875%	2,599,000	2,500,624
07/31/2025	4.750%	4,892,000	4,860,087
08/15/2025	2.000%	6,371,000	6,031,794
08/15/2025	3.125%	4,667,000	4,507,119
08/31/2025	0.250%	3,863,000	3,537,059
08/31/2025	2.750%	2,414,000	2,313,762
09/15/2025	3.500%	4,686,000	4,551,644
09/30/2025	0.250%	10,519,000	9,602,286
09/30/2025	3.000%	2,420,000	2,327,832
10/15/2025	4.250%	4,515,000	4,444,277
10/31/2025	0.250%	6,091,000	5,538,289
10/31/2025	3.000%	812,000	780,059
11/15/2025	2.250%	4,690,000	4,436,813
11/15/2025	4.500%	3,964,000	3,920,644
11/30/2025	0.375%	4,636,000	4,212,241
11/30/2025	2.875%	3,042,000	2,912,002
12/15/2025	4.000%	3,974,000	3,891,105
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/31/2025	0.375%	5,876,000	5,324,666
01/15/2026	3.875%	4,463,000	4,357,004
01/31/2026	0.375%	5,670,000	5,116,289
01/31/2026	2.625%	2,446,000	2,322,362
02/15/2026	1.625%	5,549,000	5,145,830
02/15/2026	4.000%	4,164,000	4,073,563
02/15/2026	6.000%	485,000	493,374
02/28/2026	0.500%	4,996,000	4,507,329
02/28/2026	2.500%	3,002,000	2,839,001
03/15/2026	4.625%	4,555,000	4,517,991
03/31/2026	0.750%	5,353,000	4,848,647
03/31/2026	2.250%	2,475,000	2,323,020
04/15/2026	3.750%	4,239,000	4,120,109
04/30/2026	0.750%	5,550,000	5,008,008
04/30/2026	2.375%	2,036,000	1,913,522
05/15/2026	1.625%	4,562,000	4,201,673
05/15/2026	3.625%	4,372,000	4,234,692
05/31/2026	0.750%	6,266,000	5,634,505
05/31/2026	2.125%	2,186,000	2,037,762
06/15/2026	4.125%	3,692,000	3,618,160
06/30/2026	0.875%	4,848,000	4,366,987
06/30/2026	1.875%	2,504,000	2,316,200
07/15/2026	4.500%	4,201,000	4,154,723
07/31/2026	0.625%	5,615,000	5,003,491
07/31/2026	1.875%	2,172,000	2,003,161
08/15/2026	1.500%	4,527,000	4,126,997
08/15/2026	4.375%	4,258,000	4,196,791
08/31/2026	0.750%	5,997,000	5,343,421
08/31/2026	1.375%	2,513,000	2,280,155
09/15/2026	4.625%	1,213,000	1,203,997
09/30/2026	0.875%	5,942,000	5,305,092
09/30/2026	1.625%	1,209,000	1,103,118
10/31/2026	1.125%	5,699,000	5,107,729
10/31/2026	1.625%	2,647,000	2,408,356
11/15/2026	2.000%	4,199,000	3,858,815
11/30/2026	1.250%	5,048,000	4,528,214
11/30/2026	1.625%	2,088,000	1,895,676
12/31/2026	1.250%	6,122,000	5,481,103
12/31/2026	1.750%	2,601,000	2,364,675
01/31/2027	1.500%	7,713,000	6,937,482
02/15/2027	2.250%	4,400,000	4,051,781
02/28/2027	1.125%	1,558,000	1,381,021
02/28/2027	1.875%	6,011,000	5,461,087
03/31/2027	0.625%	2,295,000	1,991,271
03/31/2027	2.500%	5,662,000	5,244,870
04/30/2027	0.500%	2,502,000	2,153,284
04/30/2027	2.750%	3,889,000	3,625,277
05/15/2027	2.375%	6,142,000	5,644,882
05/31/2027	0.500%	3,520,000	3,018,675
05/31/2027	2.625%	5,278,000	4,889,985
06/30/2027	0.500%	4,342,000	3,711,392
06/30/2027	3.250%	4,978,000	4,710,044
07/31/2027	0.375%	5,003,000	4,239,261
07/31/2027	2.750%	5,098,000	4,728,793
08/15/2027	2.250%	4,827,000	4,391,062
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/31/2027	0.500%	4,015,000	3,407,418
08/31/2027	3.125%	4,979,000	4,677,148
09/30/2027	0.375%	5,260,000	4,425,797
09/30/2027	4.125%	4,610,000	4,488,267
10/31/2027	0.500%	4,417,000	3,722,358
10/31/2027	4.125%	4,494,000	4,372,522
11/15/2027	2.250%	5,016,000	4,537,521
11/30/2027	0.625%	5,564,000	4,698,537
11/30/2027	3.875%	3,698,000	3,563,081
12/31/2027	0.625%	5,807,000	4,888,314
12/31/2027	3.875%	4,757,000	4,581,957
01/31/2028	0.750%	6,226,000	5,252,215
01/31/2028	3.500%	4,885,000	4,632,736
02/15/2028	2.750%	6,549,000	6,018,429
02/29/2028	1.125%	6,631,000	5,672,613
02/29/2028	4.000%	4,869,000	4,709,236
03/31/2028	1.250%	5,742,000	4,925,559
03/31/2028	3.625%	4,310,000	4,102,581
04/30/2028	1.250%	6,287,000	5,379,314
04/30/2028	3.500%	4,946,000	4,680,152
05/15/2028	2.875%	7,070,000	6,503,295
05/31/2028	1.250%	6,384,000	5,444,355
05/31/2028	3.625%	4,621,000	4,394,282
06/30/2028	1.250%	6,196,000	5,269,020
06/30/2028	4.000%	4,182,000	4,036,937
07/31/2028	1.000%	6,671,000	5,586,441
07/31/2028	4.125%	4,145,000	4,020,974
08/15/2028	2.875%	5,988,000	5,481,359
08/31/2028	1.125%	5,536,000	4,651,970
09/30/2028	1.250%	13,051,000	11,002,605
10/31/2028	1.375%	5,472,000	4,629,398
11/15/2028	3.125%	5,729,000	5,282,765
11/15/2028	5.250%	993,000	1,008,360
11/30/2028	1.500%	5,839,000	4,959,501
12/31/2028	1.375%	6,195,000	5,211,544
01/31/2029	1.750%	4,713,000	4,034,402
02/15/2029	2.625%	5,474,000	4,901,368
02/15/2029	5.250%	277,000	280,701
02/28/2029	1.875%	4,355,000	3,744,279
03/31/2029	2.375%	5,307,000	4,673,477
04/30/2029	2.875%	4,516,000	4,077,454
05/15/2029	2.375%	4,854,000	4,266,211
05/31/2029	2.750%	4,423,000	3,960,658
06/30/2029	3.250%	4,126,000	3,788,506
07/31/2029	2.625%	3,938,000	3,490,360
08/15/2029	1.625%	4,893,000	4,102,857
08/31/2029	3.125%	3,601,000	3,275,222
09/30/2029	3.875%	3,557,000	3,366,923
10/31/2029	4.000%	3,648,000	3,474,150
11/15/2029	1.750%	3,419,000	2,870,892
11/30/2029	3.875%	3,759,000	3,552,842
12/31/2029	3.875%	3,715,000	3,508,643
01/31/2030	3.500%	3,643,000	3,365,506
02/15/2030	1.500%	6,136,000	5,016,659
02/28/2030	4.000%	3,223,000	3,061,346
03/31/2030	3.625%	3,552,000	3,299,198
04/30/2030	3.500%	3,531,000	3,253,761
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	0.625%	8,230,000	6,272,803
05/15/2030	6.250%	687,000	736,808
05/31/2030	3.750%	3,529,000	3,297,409
06/30/2030	3.750%	3,427,000	3,199,961
07/31/2030	4.000%	3,270,000	3,097,814
08/15/2030	0.625%	11,017,000	8,322,999
11/15/2030	0.875%	10,718,000	8,194,246
02/15/2031	1.125%	10,817,000	8,378,105
02/15/2031	5.375%	1,356,000	1,393,502
05/15/2031	1.625%	10,583,000	8,426,714
08/15/2031	1.250%	12,234,000	9,370,479
11/15/2031	1.375%	11,425,000	8,768,687
02/15/2032	1.875%	10,662,000	8,472,958
05/15/2032	2.875%	11,203,000	9,613,574
08/15/2032	2.750%	10,691,000	9,043,918
11/15/2032	4.125%	10,855,000	10,227,445
02/15/2033	3.500%	10,233,000	9,161,733
05/15/2033	3.375%	10,638,000	9,407,981
08/15/2033	3.875%	7,595,000	6,990,960
02/15/2036	4.500%	931,000	896,669
05/15/2037	5.000%	666,000	667,041
02/15/2038	4.375%	353,000	328,786
05/15/2038	4.500%	614,000	577,352
02/15/2039	3.500%	721,000	596,177
05/15/2039	4.250%	1,208,000	1,090,409
08/15/2039	4.500%	1,183,000	1,097,048
11/15/2039	4.375%	1,490,000	1,357,995
02/15/2040	4.625%	1,282,000	1,201,875
05/15/2040	1.125%	4,267,000	2,324,182
05/15/2040	4.375%	1,194,000	1,083,928
08/15/2040	1.125%	4,879,000	2,633,898
08/15/2040	3.875%	1,302,000	1,105,886
11/15/2040	1.375%	5,439,000	3,064,537
11/15/2040	4.250%	1,289,000	1,147,009
02/15/2041	1.875%	6,378,000	3,931,439
02/15/2041	4.750%	1,479,000	1,399,273
05/15/2041	2.250%	5,883,000	3,856,123
05/15/2041	4.375%	1,334,000	1,203,310
08/15/2041	1.750%	7,640,000	4,535,056
08/15/2041	3.750%	1,217,000	1,006,877
11/15/2041	2.000%	6,459,000	3,997,515
11/15/2041	3.125%	1,514,000	1,138,339
02/15/2042	2.375%	5,295,000	3,496,355
02/15/2042	3.125%	1,487,000	1,115,250
05/15/2042	3.000%	1,389,000	1,017,008
05/15/2042	3.250%	4,500,000	3,426,328
08/15/2042	2.750%	1,659,000	1,160,782
08/15/2042	3.375%	4,004,000	3,098,095
11/15/2042	2.750%	2,482,000	1,729,256
11/15/2042	4.000%	3,675,000	3,114,563
02/15/2043	3.125%	1,981,000	1,464,702
02/15/2043	3.875%	3,979,000	3,308,165
05/15/2043	2.875%	3,096,000	2,189,453
05/15/2043	3.875%	3,965,000	3,292,189
08/15/2043	3.625%	1,923,000	1,533,292
08/15/2043	4.375%	1,484,000	1,323,079
11/15/2043	3.750%	2,268,000	1,840,269

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2044	3.625%	2,524,000	2,003,031
05/15/2044	3.375%	1,981,000	1,506,798
08/15/2044	3.125%	2,657,000	1,933,383
11/15/2044	3.000%	2,664,000	1,891,024
02/15/2045	2.500%	3,330,000	2,147,850
05/15/2045	3.000%	1,584,000	1,119,195
08/15/2045	2.875%	2,361,000	1,625,401
11/15/2045	3.000%	1,425,000	1,001,508
02/15/2046	2.500%	2,472,000	1,571,651
05/15/2046	2.500%	2,741,000	1,736,680
08/15/2046	2.250%	2,934,000	1,757,191
11/15/2046	2.875%	1,214,000	825,330
02/15/2047	3.000%	2,919,000	2,027,337
05/15/2047	3.000%	2,066,000	1,432,642
08/15/2047	2.750%	3,102,000	2,042,958
11/15/2047	2.750%	3,235,000	2,127,518
02/15/2048	3.000%	3,769,000	2,600,021
05/15/2048	3.125%	3,772,000	2,663,975
08/15/2048	3.000%	4,441,000	3,057,351
11/15/2048	3.375%	4,480,000	3,313,800
02/15/2049	3.000%	4,602,000	3,164,594
05/15/2049	2.875%	4,492,000	3,013,149
08/15/2049	2.250%	4,359,000	2,543,885
11/15/2049	2.375%	4,182,000	2,511,160
02/15/2050	2.000%	5,365,000	2,935,661
05/15/2050	1.250%	5,893,000	2,590,158
08/15/2050	1.375%	6,849,000	3,115,225
11/15/2050	1.625%	6,627,000	3,243,088
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2051	1.875%	7,805,000	4,096,405
05/15/2051	2.375%	7,892,000	4,700,672
08/15/2051	2.000%	7,706,000	4,164,852
11/15/2051	1.875%	7,109,000	3,707,788
02/15/2052	2.250%	6,605,000	3,802,003
05/15/2052	2.875%	6,147,000	4,101,202
08/15/2052	3.000%	5,826,000	3,996,272
11/15/2052	4.000%	5,987,000	5,003,822
02/15/2053	3.625%	6,016,000	4,687,780
05/15/2053	3.625%	5,934,000	4,624,811
08/15/2053	4.125%	1,907,000	1,631,379
Total U.S. Treasury Obligations (Cost $1,124,236,737)			992,524,882

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(a),(b)	5,068,038	5,066,517
Total Money Market Funds (Cost $5,065,963)		5,066,517
Total Investments in Securities (Cost: $1,129,302,700)		997,591,399
Other Assets & Liabilities, Net		6,972,376
Net Assets		1,004,563,775

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	3,627,916	47,880,593	(46,442,329)	337	5,066,517	71	138,007	5,068,038
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	—	992,524,882	—	992,524,882
Money Market Funds	5,066,517	—	—	5,066,517
Total Investments in Securities	5,066,517	992,524,882	—	997,591,399
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	9

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,124,236,737)	$992,524,882
Affiliated issuers (cost $5,065,963)	5,066,517
Receivable for:
Investments sold	12,660,633
Capital shares sold	2,914,331
Dividends	19,978
Interest	7,619,251
Trustees’ fees	126,219
Expense reimbursement due from Investment Manager	6,397
Total assets	1,020,938,208
Liabilities
Payable for:
Investments purchased	13,237,882
Capital shares redeemed	247,295
Distributions to shareholders	2,721,451
Management services fees	10,991
Distribution and/or service fees	269
Trustees’ fees	156,545
Total liabilities	16,374,433
Net assets applicable to outstanding capital stock	$1,004,563,775
Represented by
Paid in capital	1,234,078,203
Total distributable earnings (loss)	(229,514,428)
Total - representing net assets applicable to outstanding capital stock	$1,004,563,775
Class A
Net assets	$62,684,481
Shares outstanding	6,632,821
Net asset value per share	$9.45
Class C
Net assets	$666,720
Shares outstanding	70,545
Net asset value per share	$9.45
Institutional Class
Net assets	$476,066,027
Shares outstanding	50,357,241
Net asset value per share	$9.45
Institutional 2 Class
Net assets	$17,716,454
Shares outstanding	1,878,115
Net asset value per share	$9.43
Institutional 3 Class
Net assets	$447,430,093
Shares outstanding	47,061,345
Net asset value per share	$9.51
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended October 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$138,007
Interest	16,268,262
Total income	16,406,269
Expenses:
Management services fees	2,255,330
Distribution and/or service fees
Class A	49,995
Class C	3,287
Trustees’ fees	16,554
Total expenses	2,325,166
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,316,063)
Expense reduction	(600)
Total net expenses	1,008,503
Net investment income	15,397,766
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(32,326,422)
Investments — affiliated issuers	71
Net realized loss	(32,326,351)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(52,029,974)
Investments — affiliated issuers	337
Net change in unrealized appreciation (depreciation)	(52,029,637)
Net realized and unrealized loss	(84,355,988)
Net decrease in net assets resulting from operations	$(68,958,222)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations
Net investment income	$15,397,766	$22,280,845
Net realized loss	(32,326,351)	(60,258,787)
Net change in unrealized appreciation (depreciation)	(52,029,637)	23,292,480
Net decrease in net assets resulting from operations	(68,958,222)	(14,685,462)
Distributions to shareholders
Net investment income and net realized gains
Class A	(854,152)	(1,129,848)
Class C	(7,833)	(17,057)
Institutional Class	(6,699,638)	(9,181,389)
Institutional 2 Class	(309,559)	(432,012)
Institutional 3 Class	(7,366,982)	(11,631,519)
Total distributions to shareholders	(15,238,164)	(22,391,825)
Decrease in net assets from capital stock activity	(104,359,302)	(62,638,706)
Total decrease in net assets	(188,555,688)	(99,715,993)
Net assets at beginning of period	1,193,119,463	1,292,835,456
Net assets at end of period	$1,004,563,775	$1,193,119,463
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2023 (Unaudited)		April 30, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	908,315	8,915,938	4,981,834	51,719,018
Distributions reinvested	32,235	315,535	37,842	383,115
Shares redeemed	(1,027,155)	(10,100,925)	(1,675,602)	(17,122,290)
Net increase (decrease)	(86,605)	(869,452)	3,344,074	34,979,843
Class C
Shares sold	6,356	64,072	4,772	48,327
Distributions reinvested	798	7,816	1,682	17,057
Shares redeemed	(23,589)	(231,635)	(160,991)	(1,623,685)
Net decrease	(16,435)	(159,747)	(154,537)	(1,558,301)
Institutional Class
Shares sold	8,900,206	87,482,955	12,613,230	126,812,970
Distributions reinvested	667,515	6,532,842	880,119	8,914,230
Shares redeemed	(8,083,031)	(79,875,376)	(6,904,405)	(70,132,989)
Net increase	1,484,690	14,140,421	6,588,944	65,594,211
Institutional 2 Class
Shares sold	519,680	5,113,619	1,917,292	19,249,047
Distributions reinvested	19,521	191,385	21,859	220,532
Shares redeemed	(1,440,993)	(14,167,178)	(3,325,044)	(34,809,795)
Net decrease	(901,792)	(8,862,174)	(1,385,893)	(15,340,216)
Institutional 3 Class
Shares sold	11,053,428	110,353,936	32,582,117	333,437,917
Distributions reinvested	745,036	7,337,342	1,137,179	11,596,979
Shares redeemed	(22,843,014)	(226,299,628)	(48,027,100)	(491,349,139)
Net decrease	(11,044,550)	(108,608,350)	(14,307,804)	(146,314,243)
Total net decrease	(10,564,692)	(104,359,302)	(5,915,216)	(62,638,706)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2023 (Unaudited)	$10.20	0.13	(0.75)	(0.62)	(0.13)	—	(0.13)
Year Ended 4/30/2023	$10.52	0.19	(0.33)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2022	$11.52	0.12	(0.98)	(0.86)	(0.12)	(0.02)	(0.14)
Year Ended 4/30/2021	$12.30	0.14	(0.71)	(0.57)	(0.14)	(0.07)	(0.21)
Year Ended 4/30/2020	$11.00	0.21	1.30	1.51	(0.21)	—	(0.21)
Year Ended 4/30/2019	$10.75	0.21	0.25	0.46	(0.21)	—	(0.21)
Class C
Six Months Ended 10/31/2023 (Unaudited)	$10.20	0.10	(0.75)	(0.65)	(0.10)	—	(0.10)
Year Ended 4/30/2023	$10.52	0.11	(0.31)	(0.20)	(0.12)	—	(0.12)
Year Ended 4/30/2022	$11.52	0.04	(0.97)	(0.93)	(0.05)	(0.02)	(0.07)
Year Ended 4/30/2021	$12.29	0.06	(0.70)	(0.64)	(0.06)	(0.07)	(0.13)
Year Ended 4/30/2020	$11.00	0.13	1.29	1.42	(0.13)	—	(0.13)
Year Ended 4/30/2019	$10.75	0.13	0.25	0.38	(0.13)	—	(0.13)
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$10.21	0.14	(0.76)	(0.62)	(0.14)	—	(0.14)
Year Ended 4/30/2023	$10.52	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.53	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.30	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.01	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.75	0.22	0.27	0.49	(0.23)	—	(0.23)
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$10.19	0.14	(0.76)	(0.62)	(0.14)	—	(0.14)
Year Ended 4/30/2023	$10.50	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.50	0.13	(0.97)	(0.84)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.27	0.16	(0.70)	(0.54)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$10.98	0.23	1.29	1.52	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.73	0.23	0.25	0.48	(0.23)	—	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2023 (Unaudited)	$9.45	(6.13%)	0.55%	0.32%(c)	2.60%	25%	$62,684
Year Ended 4/30/2023	$10.20	(1.26%)	0.56%	0.32%(c)	1.86%	56%	$68,565
Year Ended 4/30/2022	$10.52	(7.54%)	0.59%	0.32%(c)	1.03%	31%	$35,499
Year Ended 4/30/2021	$11.52	(4.66%)	0.65%	0.32%(c),(d)	1.20%	40%	$48,338
Year Ended 4/30/2020	$12.30	13.88%	0.65%	0.33%(c),(d)	1.83%	54%	$51,890
Year Ended 4/30/2019	$11.00	4.32%	0.65%	0.35%(c),(d)	1.93%	50%	$35,707
Class C
Six Months Ended 10/31/2023 (Unaudited)	$9.45	(6.44%)	1.21%	0.97%(c)	1.93%	25%	$667
Year Ended 4/30/2023	$10.20	(1.90%)	1.20%	0.97%(c)	1.04%	56%	$888
Year Ended 4/30/2022	$10.52	(8.14%)	1.29%	0.97%(c)	0.37%	31%	$2,540
Year Ended 4/30/2021	$11.52	(5.22%)	1.40%	0.99%(c),(d)	0.53%	40%	$6,680
Year Ended 4/30/2020	$12.29	13.00%	1.41%	1.03%(c),(d)	1.12%	54%	$6,910
Year Ended 4/30/2019	$11.00	3.59%	1.40%	1.05%(c),(d)	1.23%	50%	$2,801
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$9.45	(6.15%)	0.40%	0.17%(c)	2.75%	25%	$476,066
Year Ended 4/30/2023	$10.21	(1.02%)	0.40%	0.17%(c)	1.98%	56%	$498,884
Year Ended 4/30/2022	$10.52	(7.48%)	0.40%	0.17%(c)	1.18%	31%	$444,883
Year Ended 4/30/2021	$11.53	(4.44%)	0.40%	0.17%(c)	1.35%	40%	$537,273
Year Ended 4/30/2020	$12.30	13.95%	0.40%	0.18%(c)	1.98%	54%	$581,931
Year Ended 4/30/2019	$11.01	4.57%	0.40%	0.20%(c)	2.08%	50%	$323,226
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$9.43	(6.16%)	0.40%	0.17%	2.72%	25%	$17,716
Year Ended 4/30/2023	$10.19	(1.02%)	0.40%	0.17%	1.94%	56%	$28,314
Year Ended 4/30/2022	$10.50	(7.42%)	0.40%	0.17%	1.18%	31%	$43,738
Year Ended 4/30/2021	$11.50	(4.45%)	0.40%	0.17%	1.35%	40%	$53,191
Year Ended 4/30/2020	$12.27	13.98%	0.40%	0.18%	1.98%	54%	$51,284
Year Ended 4/30/2019	$10.98	4.48%	0.40%	0.20%	2.10%	50%	$35,855
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$10.27	0.14	(0.76)	(0.62)	(0.14)	—	(0.14)
Year Ended 4/30/2023	$10.58	0.20	(0.31)	(0.11)	(0.20)	—	(0.20)
Year Ended 4/30/2022	$11.59	0.14	(0.99)	(0.85)	(0.14)	(0.02)	(0.16)
Year Ended 4/30/2021	$12.37	0.16	(0.71)	(0.55)	(0.16)	(0.07)	(0.23)
Year Ended 4/30/2020	$11.07	0.23	1.30	1.53	(0.23)	—	(0.23)
Year Ended 4/30/2019	$10.81	0.23	0.26	0.49	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	4/30/2021	4/30/2020	4/30/2019
Class A	0.03%	0.10%	0.10%
Class C	0.05%	0.15%	0.15%
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$9.51	(6.11%)	0.40%	0.17%	2.75%	25%	$447,430
Year Ended 4/30/2023	$10.27	(1.00%)	0.40%	0.17%	1.94%	56%	$596,470
Year Ended 4/30/2022	$10.58	(7.44%)	0.40%	0.17%	1.19%	31%	$766,175
Year Ended 4/30/2021	$11.59	(4.49%)	0.40%	0.17%	1.33%	40%	$592,772
Year Ended 4/30/2020	$12.37	13.97%	0.40%	0.18%	2.00%	54%	$415,616
Year Ended 4/30/2019	$11.07	4.56%	0.40%	0.20%	2.10%	50%	$445,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	17

Notes to Financial Statements
October 31, 2023 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
20	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $600.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.15%  of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
For the six months ended October 31, 2023, there were no sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2024
Class A	0.32%
Class C	0.97
Institutional Class	0.17
Institutional 2 Class	0.17
Institutional 3 Class	0.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,129,303,000	1,000	(131,713,000)	(131,712,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(7,906,155)	(52,484,666)	(60,390,821)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $271,366,819 and $378,844,607, respectively, for the six months ended October 31, 2023, of which $271,366,819 and $378,844,607, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At October 31, 2023, affiliated shareholders of record owned 85.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia U.S. Treasury Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	25

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
26	Columbia U.S. Treasury Index Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2023	27

Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR237_04_N01_(12/23)

Semiannual  Report
October 31, 2023 (Unaudited)
Columbia Corporate Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Corporate Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Corporate Income Fund  |    Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2011
Royce Wilson, CFA
Portfolio Manager
Managed Fund since 2020
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart, CFA
Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended October 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	-5.41	3.01	1.16	1.68
	Including sales charges		-9.89	-1.86	0.19	1.19
Advisor Class		11/08/12	-5.20	3.39	1.44	1.94
Class C	Excluding sales charges	07/15/02	-5.68	2.57	0.61	1.09
	Including sales charges		-6.60	1.57	0.61	1.09
Institutional Class		03/05/86	-5.29	3.27	1.42	1.93
Institutional 2 Class		11/08/12	-5.25	3.38	1.54	2.05
Institutional 3 Class		11/08/12	-5.11	3.55	1.59	2.09
Blended Benchmark			-5.05	3.23	1.17	2.19
Bloomberg U.S. Corporate Bond Index			-5.90	2.77	0.85	1.89
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg U.S. Corporate Bond Index and a 15% weighting in the ICE Bank of America (ICE BofA) U.S. Cash Pay High Yield Constrained Index, which tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market. Effective July 1, 2022, the ICE BofA U.S. Cash Pay High Yield Constrained Index now includes transaction costs.
The Bloomberg U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes, other expenses of investing or, for ICE BofA U.S. Cash Pay High Yield Constrained Index for periods prior to July 2022, transaction costs. Securities in the Fund may not match those in an index.
Columbia Corporate Income Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2023)
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	94.9
Foreign Government Obligations	0.0(a)
Money Market Funds	2.5
Senior Loans	0.2
U.S. Treasury Obligations	2.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2023)
AA rating	6.5
A rating	29.4
BBB rating	49.8
BB rating	6.5
B rating	6.2
CCC rating	1.5
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Corporate Income Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2023 — October 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.90	1,020.99	4.30	4.47	0.87
Advisor Class	1,000.00	1,000.00	948.00	1,022.26	3.07	3.19	0.62
Class C	1,000.00	1,000.00	943.20	1,018.19	7.01	7.28	1.42
Institutional Class	1,000.00	1,000.00	947.10	1,022.26	3.07	3.19	0.62
Institutional 2 Class	1,000.00	1,000.00	947.50	1,022.87	2.47	2.57	0.50
Institutional 3 Class	1,000.00	1,000.00	948.90	1,023.12	2.23	2.31	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Corporate Income Fund | Semiannual Report 2023	5

Portfolio of Investments
October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Financial Services 0.0%
Mr. Cooper Group, Inc.(a)	1,782	100,736
Total Financials		100,736
Total Common Stocks (Cost $1,077,469)		100,736

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	471,000	241,388
Total Convertible Bonds (Cost $454,080)			241,388

Corporate Bonds & Notes 93.6%

Aerospace & Defense 4.9%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%	3,635,000	3,559,820
BAE Systems PLC(b)
02/15/2031	1.900%	29,890,000	22,525,867
Boeing Co. (The)
08/01/2059	3.950%	13,066,000	8,028,248
05/01/2060	5.930%	7,390,000	6,216,709
Bombardier, Inc.(b)
04/15/2027	7.875%	200,000	192,572
Howmet Aerospace, Inc.
01/15/2029	3.000%	9,685,000	8,165,479
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,381,479
Lockheed Martin Corp.
02/15/2055	5.200%	3,435,000	2,996,436
Moog, Inc.(b)
12/15/2027	4.250%	139,000	125,785
Raytheon Technologies Corp.
03/15/2032	2.375%	19,696,000	14,792,854
Spirit AeroSystems, Inc.(b)
11/30/2029	9.375%	396,000	406,798
TransDigm, Inc.(b)
03/15/2026	6.250%	5,391,000	5,271,049
08/15/2028	6.750%	567,000	551,049
Total			77,214,145
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
Air Canada(b)
08/15/2026	3.875%	520,000	473,378
American Airlines, Inc.(b)
07/15/2025	11.750%	400,000	424,024
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	1,935,172	1,881,742
04/20/2029	5.750%	179,155	161,600
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(b)
01/20/2026	5.750%	949,003	701,015
United Airlines, Inc.(b)
04/15/2026	4.375%	219,000	203,690
04/15/2029	4.625%	245,000	207,135
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,067,523	1,046,465
Total			5,099,049
Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	197,000	190,357
Clarios Global LP(b)
05/15/2025	6.750%	80,000	79,472
Ford Motor Credit Co. LLC
09/08/2024	3.664%	1,168,000	1,136,916
06/16/2025	5.125%	256,000	248,747
08/04/2025	4.134%	1,500,000	1,430,306
11/13/2025	3.375%	1,251,000	1,167,274
06/10/2026	6.950%	473,000	473,969
08/17/2027	4.125%	554,000	503,388
02/10/2029	2.900%	1,642,000	1,342,708
General Motors Co.
04/01/2048	5.400%	2,835,000	2,127,999
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	110,000	106,271
Panther BF Aggregator 2 LP/Finance Co., Inc.(b)
05/15/2026	6.250%	60,000	58,676
05/15/2027	8.500%	703,000	692,649
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	314,000	304,985
Total			9,863,717
Banking 19.3%
Ally Financial, Inc.
05/21/2024	3.875%	171,000	168,075
Subordinated
11/20/2025	5.750%	300,000	286,706
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(c)
10/22/2030	2.884%	9,530,000	7,793,450
07/23/2031	1.898%	6,665,000	4,957,323
10/24/2031	1.922%	34,690,000	25,585,624
10/20/2032	2.572%	3,426,000	2,568,074
02/04/2033	2.972%	11,010,000	8,434,121
Subordinated
09/21/2036	2.482%	9,289,000	6,621,603
Citigroup, Inc.(c)
06/03/2031	2.572%	12,483,000	9,772,518
01/25/2033	3.057%	12,863,000	9,906,045
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	22,048,000	16,378,947
10/21/2032	2.650%	14,132,000	10,627,883
HSBC Holdings PLC(c)
05/24/2032	2.804%	11,340,000	8,528,522
11/22/2032	2.871%	16,329,000	12,179,195
Subordinated
06/20/2034	6.547%	6,023,000	5,615,883
JPMorgan Chase & Co.(c)
10/15/2030	2.739%	21,822,000	17,918,984
04/22/2032	2.580%	7,693,000	5,938,718
11/08/2032	2.545%	26,490,000	20,073,338
Morgan Stanley(c)
07/21/2032	2.239%	13,464,000	9,934,301
10/20/2032	2.511%	19,057,000	14,254,462
07/21/2034	5.424%	2,902,000	2,648,510
Subordinated
09/16/2036	2.484%	6,269,000	4,444,549
Morgan Stanley(c),(d)
11/01/2034	6.627%	4,351,000	4,351,000
PNC Financial Services Group, Inc. (The)(c)
06/12/2029	5.582%	19,260,000	18,438,634
10/20/2034	6.875%	10,940,000	10,933,381
US Bancorp(c)
10/26/2027	6.787%	7,880,000	7,934,636
06/12/2034	5.836%	6,511,000	6,004,723
Washington Mutual Bank(e),(f),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
10/30/2030	2.879%	13,846,000	11,316,172
02/11/2031	2.572%	14,713,000	11,661,123
07/25/2034	5.557%	7,500,000	6,869,653
10/23/2034	6.491%	18,797,000	18,472,530
04/25/2053	4.611%	4,920,000	3,625,051
Total			304,253,259
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(b)
03/01/2028	6.250%	350,000	323,480
AG TTMT Escrow Issuer LLC(b)
09/30/2027	8.625%	448,000	449,934
Hightower Holding LLC(b)
04/15/2029	6.750%	455,000	387,732
NFP Corp.(b)
08/15/2028	6.875%	1,340,000	1,145,086
10/01/2030	7.500%	2,497,000	2,368,510
10/01/2031	8.500%	296,000	291,536
Total			4,966,278
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(b)
01/15/2028	4.000%	455,000	408,703
Beacon Roofing Supply, Inc.(b)
11/15/2026	4.500%	550,000	513,169
08/01/2030	6.500%	292,000	278,949
Interface, Inc.(b)
12/01/2028	5.500%	210,000	176,142
James Hardie International Finance DAC(b)
01/15/2028	5.000%	572,000	530,294
SRS Distribution, Inc.(b)
07/01/2028	4.625%	792,000	691,024
07/01/2029	6.125%	439,000	367,628
12/01/2029	6.000%	488,000	406,300
White Cap Buyer LLC(b)
10/15/2028	6.875%	567,000	496,446
Total			3,868,655
Cable and Satellite 3.3%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	324,000	298,065
03/01/2030	4.750%	1,263,000	1,042,128
02/01/2031	4.250%	1,353,000	1,052,749
02/01/2032	4.750%	531,000	414,529
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	942,000	720,879
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	19,808,000	14,301,442
06/30/2062	3.950%	2,456,000	1,314,092
Comcast Corp.
10/15/2030	4.250%	21,340,000	19,292,192
CSC Holdings LLC(b)
01/15/2030	5.750%	664,000	348,561
12/01/2030	4.125%	1,316,000	881,742
02/15/2031	3.375%	504,000	322,839

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIRECTV Holdings LLC/Financing Co., Inc.(b)
08/15/2027	5.875%	298,000	260,956
DISH DBS Corp.
07/01/2026	7.750%	1,153,000	771,948
06/01/2029	5.125%	833,000	428,268
DISH Network Corp.(b)
11/15/2027	11.750%	996,000	986,482
NBCUniversal Media LLC
01/15/2043	4.450%	1,810,000	1,404,627
Radiate Holdco LLC/Finance, Inc.(b)
09/15/2026	4.500%	321,000	246,105
09/15/2028	6.500%	182,000	90,084
Sirius XM Radio, Inc.(b)
09/01/2026	3.125%	1,933,000	1,734,792
07/15/2028	4.000%	1,000,000	850,112
07/01/2030	4.125%	461,000	365,992
Videotron Ltd.(b)
06/15/2029	3.625%	255,000	215,164
Virgin Media Finance PLC(b)
07/15/2030	5.000%	1,806,000	1,419,979
Virgin Media Secured Finance PLC(b)
05/15/2029	5.500%	168,000	148,744
VZ Secured Financing BV(b)
01/15/2032	5.000%	990,000	752,287
Ziggo Bond Co. BV(b)
02/28/2030	5.125%	509,000	370,693
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	501,000	458,638
Ziggo BV(b)
01/15/2030	4.875%	1,000,000	799,767
Total			51,293,856
Chemicals 0.8%
Avient Corp.(b)
08/01/2030	7.125%	428,000	413,566
Axalta Coating Systems LLC(b)
02/15/2029	3.375%	650,000	535,745
Axalta Coating Systems LLC/Dutch Holding B BV(b)
06/15/2027	4.750%	265,000	244,054
Cheever Escrow Issuer LLC(b)
10/01/2027	7.125%	554,000	513,868
Element Solutions, Inc.(b)
09/01/2028	3.875%	533,000	453,599
HB Fuller Co.
10/15/2028	4.250%	818,000	708,598
Herens Holdco Sarl(b)
05/15/2028	4.750%	714,000	553,413
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(b)
07/01/2028	9.000%	355,000	331,751
Ingevity Corp.(b)
11/01/2028	3.875%	366,000	299,740
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	401,000	378,006
Iris Holdings, Inc.(b),(h)
02/15/2026	8.750%	245,000	218,239
LYB International Finance III LLC
04/01/2051	3.625%	1,850,000	1,114,605
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	432,000	344,692
11/15/2028	9.750%	956,000	934,296
10/01/2029	6.250%	393,000	297,456
SPCM SA(b)
03/15/2027	3.125%	46,000	40,635
Tronox, Inc.(b)
03/15/2029	4.625%	33,000	25,910
WR Grace Holdings LLC(b)
06/15/2027	4.875%	4,348,000	3,911,246
08/15/2029	5.625%	675,000	523,140
03/01/2031	7.375%	149,000	138,123
Total			11,980,682
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
01/06/2026	4.800%	6,845,000	6,751,532
H&E Equipment Services, Inc.(b)
12/15/2028	3.875%	895,000	758,309
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	125,000	123,183
03/15/2031	7.750%	292,000	293,116
United Rentals North America, Inc.
05/15/2027	5.500%	49,000	47,294
02/15/2031	3.875%	181,000	148,703
01/15/2032	3.750%	211,000	167,876
Total			8,290,013
Consumer Cyclical Services 0.3%
APX Group, Inc.(b)
07/15/2029	5.750%	68,000	56,793
Arches Buyer, Inc.(b)
06/01/2028	4.250%	600,000	496,833
12/01/2028	6.125%	612,000	494,441
Match Group Holdings II LLC(b)
10/01/2031	3.625%	590,000	455,753
Match Group, Inc.(b)
06/01/2028	4.625%	174,000	156,190

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(b)
05/15/2025	7.500%	778,000	779,708
01/15/2028	6.250%	257,000	247,705
08/15/2029	4.500%	1,635,000	1,442,812
Total			4,130,235
Consumer Products 0.2%
Acushnet Co.(b)
10/15/2028	7.375%	114,000	114,236
CD&R Smokey Buyer, Inc.(b)
07/15/2025	6.750%	962,000	917,185
Newell Brands, Inc.
06/01/2025	4.875%	92,000	88,354
09/15/2027	6.375%	169,000	158,282
09/15/2029	6.625%	240,000	220,978
Prestige Brands, Inc.(b)
01/15/2028	5.125%	509,000	470,033
04/01/2031	3.750%	237,000	188,527
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	111,658
02/01/2032	4.375%	237,000	173,821
Spectrum Brands, Inc.(b)
10/01/2029	5.000%	492,000	441,376
07/15/2030	5.500%	184,000	164,905
Total			3,049,355
Diversified Manufacturing 1.8%
Carrier Global Corp.
02/15/2030	2.722%	27,543,000	22,432,727
Chart Industries, Inc.(b)
01/01/2030	7.500%	282,000	277,071
01/01/2031	9.500%	97,000	99,936
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	1,239,000	1,179,607
Gates Global LLC/Co.(b)
01/15/2026	6.250%	807,000	788,632
Madison IAQ LLC(b)
06/30/2028	4.125%	600,000	501,037
06/30/2029	5.875%	538,000	416,723
Resideo Funding, Inc.(b)
09/01/2029	4.000%	422,000	340,129
Vertical US Newco, Inc.(b)
07/15/2027	5.250%	644,000	586,257
WESCO Distribution, Inc.(b)
06/15/2025	7.125%	302,000	302,438
06/15/2028	7.250%	603,000	599,735
Total			27,524,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 11.4%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,430,056
01/15/2050	3.450%	14,242,000	8,627,366
AES Corp. (The)
01/15/2031	2.450%	3,865,000	2,904,724
American Transmission Systems, Inc.(b)
01/15/2032	2.650%	6,334,000	4,877,779
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	1,130,000	837,704
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,413,245
08/10/2026	5.250%	16,125,000	15,883,381
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	1,709,000	1,530,627
02/15/2031	3.750%	1,052,000	823,876
01/15/2032	3.750%	215,000	162,968
CMS Energy Corp.
11/15/2025	3.600%	8,564,000	8,135,908
Dominion Energy, Inc.
08/15/2052	4.850%	3,710,000	2,819,169
DTE Energy Co.
11/01/2024	4.220%	11,569,000	11,341,002
06/15/2029	3.400%	8,476,000	7,351,418
Duke Energy Corp.
06/15/2031	2.550%	11,525,000	8,891,372
08/15/2052	5.000%	1,652,000	1,286,426
Edison International
11/15/2028	5.250%	8,457,000	8,021,409
Emera US Finance LP
06/15/2046	4.750%	7,153,000	4,987,305
Eversource Energy
10/01/2024	2.900%	5,000,000	4,859,499
08/15/2030	1.650%	23,726,000	17,773,936
Exelon Corp.
03/15/2053	5.600%	7,260,000	6,233,519
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,207,910
Georgia Power Co.
05/17/2033	4.950%	9,346,000	8,538,205
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	1,783,000	1,367,064
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	130,000	106,373
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	928,000	831,969

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	9

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2028	5.750%	7,000	6,574
NRG Energy, Inc.(b)
06/15/2029	5.250%	1,965,000	1,737,545
Pacific Gas and Electric Co.
07/01/2050	4.950%	12,925,000	9,029,883
PacifiCorp
05/15/2054	5.500%	2,100,000	1,711,233
PG&E Corp.
07/01/2030	5.250%	398,000	348,537
San Diego Gas & Electric Co.
08/15/2028	4.950%	6,360,000	6,133,149
TerraForm Power Operating LLC(b)
01/15/2030	4.750%	654,000	556,266
Vistra Operations Co. LLC(b)
09/01/2026	5.500%	159,000	151,585
02/15/2027	5.625%	408,000	383,975
07/31/2027	5.000%	252,000	231,198
05/01/2029	4.375%	310,000	262,783
10/15/2031	7.750%	606,000	585,063
WEC Energy Group, Inc.
09/12/2026	5.600%	6,850,000	6,807,487
01/15/2028	4.750%	4,058,000	3,876,980
10/15/2030	1.800%	5,309,000	3,970,375
Xcel Energy, Inc.
11/15/2031	2.350%	8,921,000	6,658,964
Total			179,695,807
Environmental 0.6%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	90,000	85,666
GFL Environmental, Inc.(b)
06/01/2025	4.250%	95,000	91,431
08/01/2025	3.750%	7,660,000	7,282,667
12/15/2026	5.125%	364,000	346,391
08/01/2028	4.000%	320,000	276,261
06/15/2029	4.750%	509,000	447,094
Waste Pro USA, Inc.(b)
02/15/2026	5.500%	941,000	866,686
Total			9,396,196
Finance Companies 0.4%
Aretec Escrow Issuer 2, Inc.(b),(d)
08/15/2030	10.000%	480,000	485,621
Navient Corp.
10/25/2024	5.875%	111,000	108,594
06/15/2026	6.750%	475,000	450,994
Navient Corp.(d)
03/15/2031	11.500%	411,000	410,219
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
01/15/2029	9.000%	349,000	340,398
09/15/2030	4.000%	381,000	279,062
Provident Funding Associates LP/Finance Corp.(b)
06/15/2025	6.375%	325,000	289,175
Quicken Loans LLC/Co-Issuer, Inc.(b)
03/01/2029	3.625%	321,000	260,996
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
10/15/2033	4.000%	3,812,000	2,802,948
Springleaf Finance Corp.
03/15/2024	6.125%	291,000	290,322
11/15/2029	5.375%	33,000	27,257
United Wholesale Mortgage LLC(b)
04/15/2029	5.500%	30,000	25,097
Total			5,770,683
Food and Beverage 6.7%
Bacardi Ltd.(b)
05/15/2038	5.150%	3,790,000	3,181,555
Bacardi Ltd./Bacardi-Martini BV(b)
06/15/2033	5.400%	16,685,000	15,246,610
Constellation Brands, Inc.
05/01/2033	4.900%	22,300,000	20,132,602
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	552,000	514,380
Diageo Capital PLC
10/05/2033	5.625%	15,885,000	15,593,791
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	2,056,000	1,972,034
Kraft Heinz Foods Co.
06/01/2026	3.000%	20,937,000	19,557,965
Mars, Inc.(b)
04/20/2033	4.750%	14,830,000	13,608,324
Mondelez International, Inc.
03/17/2027	2.625%	7,780,000	7,040,483
Post Holdings, Inc.(b)
03/01/2027	5.750%	910,000	868,126
04/15/2030	4.625%	736,000	617,553
09/15/2031	4.500%	523,000	424,522
Primo Water Holdings, Inc.(b)
04/30/2029	4.375%	309,000	261,177
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	823,000	668,557
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	510,000	418,434
Tyson Foods, Inc.
06/02/2047	4.550%	1,175,000	839,472
09/28/2048	5.100%	4,757,000	3,682,398

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Foods, Inc.(b)
09/15/2028	6.875%	303,000	297,543
02/15/2029	4.750%	523,000	460,778
06/01/2030	4.625%	354,000	302,470
01/15/2032	7.250%	282,000	277,053
Total			105,965,827
Gaming 0.6%
Boyd Gaming Corp.
12/01/2027	4.750%	205,000	186,987
Boyd Gaming Corp.(b)
06/15/2031	4.750%	503,000	417,792
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	1,543,000	1,268,972
02/15/2030	7.000%	913,000	878,779
CDI Escrow Issuer, Inc.(b)
04/01/2030	5.750%	500,000	447,512
Churchill Downs, Inc.(b)
05/01/2031	6.750%	284,000	265,210
Colt Merger Sub, Inc.(b)
07/01/2025	5.750%	664,000	654,221
07/01/2025	6.250%	625,000	615,095
07/01/2027	8.125%	56,000	55,458
International Game Technology PLC(b)
04/15/2026	4.125%	2,003,000	1,887,258
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	127,000	124,049
MGM Resorts International
05/01/2025	6.750%	1,375,000	1,367,250
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	414,000	344,890
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	242,000	188,044
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	747,000	642,512
Scientific Games International, Inc.(b)
11/15/2029	7.250%	579,000	561,583
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	126,000	107,587
Total			10,013,199
Health Care 2.8%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	1,258,000	1,162,678
04/15/2029	5.000%	109,000	97,653
AdaptHealth LLC(b)
08/01/2029	4.625%	235,000	175,705
03/01/2030	5.125%	557,000	423,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor Funding, Inc.(b)
07/15/2028	4.625%	914,000	815,164
11/01/2029	3.875%	941,000	787,227
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	478,000	475,060
Catalent Pharma Solutions, Inc.(b)
04/01/2030	3.500%	501,000	393,370
Charles River Laboratories International, Inc.(b)
03/15/2029	3.750%	148,000	125,395
03/15/2031	4.000%	194,000	158,407
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	459,000	188,071
05/15/2030	5.250%	1,288,000	914,780
02/15/2031	4.750%	244,000	164,115
CVS Health Corp.
07/20/2045	5.125%	8,270,000	6,596,541
DaVita, Inc.(b)
06/01/2030	4.625%	235,000	184,245
Encompass Health Corp.
02/01/2028	4.500%	520,000	468,786
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,990,000	2,959,780
HCA, Inc.
06/01/2028	5.200%	16,355,000	15,569,550
09/01/2030	3.500%	4,919,000	4,071,255
03/15/2052	4.625%	884,000	616,145
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	200,000	183,654
IQVIA, Inc.(b)
05/15/2030	6.500%	239,000	231,873
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%	100,000	84,393
10/01/2029	5.250%	1,422,000	1,210,783
Select Medical Corp.(b)
08/15/2026	6.250%	1,121,000	1,090,573
Star Parent, Inc.(b)
10/01/2030	9.000%	835,000	829,622
Tenet Healthcare Corp.
01/01/2026	4.875%	405,000	388,544
02/01/2027	6.250%	394,000	378,492
11/01/2027	5.125%	1,793,000	1,656,619
10/01/2028	6.125%	721,000	667,023
Tenet Healthcare Corp.(b)
05/15/2031	6.750%	716,000	680,112
Total			43,749,347

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	11

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.9%
Aetna, Inc.
11/15/2042	4.125%	2,686,000	1,918,711
08/15/2047	3.875%	1,157,000	761,007
Centene Corp.
02/15/2030	3.375%	7,594,000	6,283,464
10/15/2030	3.000%	2,046,000	1,617,613
03/01/2031	2.500%	11,897,000	9,009,499
UnitedHealth Group, Inc.
04/15/2063	5.200%	11,930,000	9,971,298
Total			29,561,592
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	206,000	202,137
Meritage Homes Corp.(b)
04/15/2029	3.875%	423,000	355,621
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	151,128
04/01/2029	4.750%	65,000	55,065
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	193,000	175,611
08/01/2030	5.125%	355,000	299,141
Total			1,238,703
Independent Energy 0.9%
Baytex Energy Corp.(b)
04/30/2030	8.500%	475,000	471,044
Callon Petroleum Co.
07/01/2026	6.375%	922,000	899,220
Callon Petroleum Co.(b)
08/01/2028	8.000%	191,000	189,330
06/15/2030	7.500%	175,000	169,514
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	4,530,821
Centennial Resource Production LLC(b)
04/01/2027	6.875%	114,000	111,727
Civitas Resources, Inc.(b)
07/01/2028	8.375%	174,000	175,249
11/01/2030	8.625%	155,000	157,762
07/01/2031	8.750%	192,000	193,868
CNX Resources Corp.(b)
03/14/2027	7.250%	57,000	56,132
01/15/2029	6.000%	519,000	476,555
01/15/2031	7.375%	200,000	191,909
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,402,000	1,308,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(b)
03/01/2029	6.750%	235,000	214,060
01/15/2030	5.875%	174,000	148,768
CrownRock LP/Finance, Inc.(b)
10/15/2025	5.625%	219,000	216,931
05/01/2029	5.000%	153,000	144,153
Endeavor Energy Resources LP/Finance, Inc.(b)
01/30/2028	5.750%	158,000	151,650
Hilcorp Energy I LP/Finance Co.(b)
02/01/2029	5.750%	731,000	658,327
04/15/2030	6.000%	226,000	200,739
02/01/2031	6.000%	300,000	262,891
04/15/2032	6.250%	353,000	308,132
Matador Resources Co.
09/15/2026	5.875%	520,000	502,099
Matador Resources Co.(b)
04/15/2028	6.875%	297,000	291,273
Permian Resources Operating LLC(b)
01/15/2032	7.000%	630,000	613,506
Southwestern Energy Co.
02/01/2029	5.375%	227,000	210,019
02/01/2032	4.750%	991,000	852,224
Total			13,706,235
Integrated Energy 0.3%
BP Capital Markets America, Inc.
03/17/2052	3.001%	755,000	439,270
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	3,705,010
Total			4,144,280
Leisure 0.5%
Carnival Corp.(b)
03/01/2027	5.750%	1,309,000	1,168,335
08/01/2028	4.000%	740,000	644,102
08/15/2029	7.000%	212,000	207,760
Carnival Holdings Bermuda Ltd.(b)
05/01/2028	10.375%	354,000	377,467
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op(b)
05/01/2025	5.500%	300,000	294,213
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	472,000	438,935
Cinemark USA, Inc.(b)
05/01/2025	8.750%	73,000	73,766
03/15/2026	5.875%	458,000	436,591
07/15/2028	5.250%	250,000	217,651

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(b)
05/15/2027	6.500%	258,000	251,807
10/15/2027	4.750%	398,000	363,878
NCL Corp., Ltd.(b)
02/15/2029	7.750%	112,000	97,732
Royal Caribbean Cruises Ltd.(b)
07/01/2026	4.250%	292,000	268,701
08/31/2026	5.500%	426,000	402,661
07/15/2027	5.375%	226,000	208,297
01/15/2029	8.250%	525,000	538,508
01/15/2030	7.250%	630,000	622,656
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	679,000	624,854
Viking Cruises Ltd.(b)
02/15/2029	7.000%	236,000	213,393
07/15/2031	9.125%	281,000	276,043
Total			7,727,350
Life Insurance 6.6%
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,065,000	13,056,039
Guardian Life Global Funding(b)
12/10/2025	0.875%	13,510,000	12,148,906
New York Life Insurance Co.(b)
Subordinated
05/15/2050	3.750%	2,780,000	1,825,964
Northwestern Mutual Global Funding(b)
01/14/2026	0.800%	8,667,000	7,777,908
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
09/30/2059	3.625%	9,158,000	5,498,086
Pacific Life Global Funding II(b)
04/14/2026	1.375%	17,139,000	15,422,030
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	19,150,000	18,540,476
Principal Life Global Funding II(b)
11/21/2024	2.250%	11,590,000	11,068,426
08/16/2026	1.250%	1,000,000	877,770
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,765,000	2,244,984
05/15/2050	3.300%	9,989,000	6,001,888
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	8,937,659
06/15/2046	4.800%	895,000	647,036
Total			104,047,172
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b)
05/01/2025	5.375%	310,000	305,065
Marriott Ownership Resorts, Inc.(b)
06/15/2029	4.500%	128,000	104,923
Total			409,988
Media and Entertainment 1.9%
Clear Channel International BV(b)
08/01/2025	6.625%	274,000	269,365
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	1,353,000	1,036,725
09/15/2028	9.000%	455,000	443,207
06/01/2029	7.500%	433,000	315,555
iHeartCommunications, Inc.
05/01/2026	6.375%	496,962	404,993
05/01/2027	8.375%	884,518	541,937
iHeartCommunications, Inc.(b)
08/15/2027	5.250%	102,000	74,787
01/15/2028	4.750%	749,000	530,072
Meta Platforms, Inc.
05/15/2063	5.750%	7,318,000	6,567,667
Netflix, Inc.(b)
11/15/2029	5.375%	992,000	960,819
Outfront Media Capital LLC/Corp.(b)
01/15/2029	4.250%	216,000	176,024
03/15/2030	4.625%	721,000	581,719
Playtika Holding Corp.(b)
03/15/2029	4.250%	503,000	405,479
Roblox Corp.(b)
05/01/2030	3.875%	537,000	435,664
Univision Communications, Inc.(b)
08/15/2028	8.000%	174,000	164,609
05/01/2029	4.500%	248,000	197,190
06/30/2030	7.375%	431,000	380,066
ViacomCBS, Inc.
01/15/2031	4.950%	3,560,000	2,972,607
Warnermedia Holdings, Inc.
03/15/2062	5.391%	18,991,000	13,301,108
Total			29,759,593
Metals and Mining 0.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	104,195
10/01/2031	5.125%	590,000	485,568
Constellium NV(b)
02/15/2026	5.875%	251,000	242,189

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	13

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(b)
06/15/2028	5.625%	893,000	816,804
04/15/2029	3.750%	491,000	403,892
Hudbay Minerals, Inc.(b)
04/01/2026	4.500%	344,000	319,648
04/01/2029	6.125%	403,000	362,067
Kaiser Aluminum Corp.(b)
03/01/2028	4.625%	91,000	75,870
06/01/2031	4.500%	486,000	359,099
Novelis Corp.(b)
11/15/2026	3.250%	370,000	329,793
01/30/2030	4.750%	2,336,000	1,988,529
08/15/2031	3.875%	367,000	286,910
Total			5,774,564
Midstream 3.4%
CNX Midstream Partners LP(b)
04/15/2030	4.750%	485,000	399,713
DT Midstream, Inc.(b)
06/15/2029	4.125%	318,000	273,610
06/15/2031	4.375%	637,000	529,610
EQM Midstream Partners LP
08/01/2024	4.000%	562,000	547,765
07/15/2048	6.500%	107,000	90,291
EQM Midstream Partners LP(b)
07/01/2025	6.000%	212,000	207,953
07/01/2027	6.500%	307,000	299,845
01/15/2029	4.500%	333,000	291,785
01/15/2031	4.750%	1,171,000	980,759
Hess Midstream Operations LP(b)
02/15/2030	4.250%	143,000	122,911
Holly Energy Partners LP/Finance Corp.(b)
04/15/2027	6.375%	274,000	266,844
ITT Holdings LLC(b)
08/01/2029	6.500%	210,000	176,173
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	4,591,099
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,221,212
08/01/2052	5.450%	5,773,000	4,662,590
MPLX LP
04/15/2048	4.700%	1,199,000	867,013
03/14/2052	4.950%	4,687,000	3,477,476
NuStar Logistics LP
10/01/2025	5.750%	182,000	176,620
06/01/2026	6.000%	132,000	127,790
04/28/2027	5.625%	647,000	614,097
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,939,000	4,868,409
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	304,688
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	747,000	640,313
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%	699,000	583,156
08/15/2031	4.125%	1,016,000	818,462
11/01/2033	3.875%	562,000	425,810
Western Gas Partners LP
08/15/2048	5.500%	651,000	490,298
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,297,889
Western Midstream Operating LP(c)
02/01/2050	5.250%	6,450,000	4,742,578
Williams Companies, Inc. (The)
08/15/2028	5.300%	12,363,000	11,919,053
09/15/2045	5.100%	2,955,000	2,375,805
Williams Cos, Inc. (The)
08/15/2052	5.300%	3,014,000	2,450,606
Total			53,842,223
Natural Gas 2.7%
NiSource, Inc.
05/01/2030	3.600%	2,179,000	1,865,226
02/15/2031	1.700%	35,176,000	25,774,936
06/30/2033	5.400%	8,600,000	8,005,748
05/15/2047	4.375%	2,710,000	1,969,855
Southern Co Gas Capital Corp.
09/15/2033	5.750%	4,761,000	4,543,826
Total			42,159,591
Oil Field Services 0.2%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	404,000	378,529
01/15/2028	7.500%	89,000	78,490
Nabors Industries, Inc.(b)
05/15/2027	7.375%	213,000	199,210
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	539,000	530,409
Transocean Titan Financing Ltd.(b)
02/01/2028	8.375%	695,000	696,546
Venture Global LNG, Inc.(b)
06/01/2028	8.125%	189,000	183,496
02/01/2029	9.500%	145,000	147,075
06/01/2031	8.375%	739,000	705,287
02/01/2032	9.875%	144,000	146,050
Total			3,065,092

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	215,000	169,145
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(b)
01/15/2027	3.750%	621,000	516,854
Ladder Capital Finance Holdings LLLP/Corp.(b)
10/01/2025	5.250%	558,000	531,030
02/01/2027	4.250%	390,000	342,453
06/15/2029	4.750%	3,536,000	2,849,878
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(b)
10/01/2028	5.875%	384,000	345,843
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%	317,000	265,865
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	148,000	144,320
02/15/2029	4.500%	216,000	183,920
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	222,000	200,335
09/15/2029	4.000%	275,000	224,271
Service Properties Trust
03/15/2024	4.650%	209,000	206,409
10/01/2024	4.350%	98,000	93,956
12/15/2027	5.500%	129,000	108,776
Total			6,013,910
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
06/15/2027	6.000%	501,000	474,005
09/01/2029	4.000%	1,201,000	900,641
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
08/15/2026	4.125%	594,000	524,276
Berry Global, Inc.(b)
04/15/2028	5.500%	695,000	665,779
Canpack SA/US LLC(b)
11/15/2029	3.875%	829,000	646,108
Trivium Packaging Finance BV(b)
08/15/2026	5.500%	178,000	161,551
08/15/2027	8.500%	399,000	333,156
Total			3,705,516
Pharmaceuticals 4.0%
1375209 BC Ltd.(b)
01/30/2028	9.000%	97,000	94,104
AbbVie, Inc.
11/21/2029	3.200%	4,903,000	4,272,943
06/15/2044	4.850%	1,764,000	1,473,662
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2063	5.750%	27,299,000	23,629,078
Bausch Health Companies, Inc.(b)
06/01/2028	4.875%	152,000	75,503
09/30/2028	11.000%	173,000	105,514
10/15/2030	14.000%	34,000	18,522
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	352,000	294,998
Organon Finance 1 LLC(b)
04/30/2028	4.125%	419,000	361,973
04/30/2031	5.125%	861,000	672,780
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	2,106,000	1,932,927
05/19/2063	5.340%	23,415,000	20,058,920
Roche Holdings, Inc.(b)
01/28/2027	2.375%	11,725,000	10,646,277
Total			63,637,201
Property & Casualty 0.5%
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	4.250%	32,000	28,124
10/15/2027	6.750%	834,000	760,925
04/15/2028	6.750%	1,068,000	1,015,598
11/01/2029	5.875%	932,000	778,923
AssuredPartners, Inc.(b)
08/15/2025	7.000%	568,000	556,574
01/15/2029	5.625%	608,000	516,886
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	716,000	623,954
GTCR AP Finance, Inc.(b)
05/15/2027	8.000%	39,000	37,926
HUB International Ltd.(b)
05/01/2026	7.000%	1,250,000	1,217,972
12/01/2029	5.625%	622,000	536,289
HUB International, Ltd.(b)
06/15/2030	7.250%	1,315,000	1,286,238
USI, Inc.(b)
05/01/2025	6.875%	321,000	318,230
Total			7,677,639
Railroads 1.2%
Norfolk Southern Corp.
08/01/2030	5.050%	20,375,000	19,260,619
Restaurants 0.6%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	605,000	480,781
IRB Holding Corp.(b)
06/15/2025	7.000%	874,000	872,935

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	15

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McDonald’s Corp.
08/14/2053	5.450%	8,459,000	7,447,398
Yum! Brands, Inc.
04/01/2032	5.375%	558,000	501,429
Total			9,302,543
Retailers 1.2%
Asbury Automotive Group, Inc.(b)
11/15/2029	4.625%	142,000	120,030
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	100,000	86,244
Hanesbrands, Inc.(b)
05/15/2026	4.875%	255,000	234,411
02/15/2031	9.000%	253,000	235,238
L Brands, Inc.(b)
07/01/2025	9.375%	37,000	38,121
10/01/2030	6.625%	498,000	458,869
L Brands, Inc.
06/15/2029	7.500%	113,000	110,480
11/01/2035	6.875%	227,000	200,296
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	273,000	229,278
08/01/2031	8.250%	309,000	295,356
Lithia Motors, Inc.(b)
01/15/2031	4.375%	255,000	206,492
Lowe’s Companies, Inc.
04/01/2062	4.450%	8,466,000	5,780,205
09/15/2062	5.800%	10,891,000	9,218,248
PetSmart, Inc./Finance Corp.(b)
02/15/2028	4.750%	783,000	692,792
02/15/2029	7.750%	235,000	216,481
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	767,000	571,146
Total			18,693,687
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	7.500%	147,000	149,359
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/15/2026	3.250%	223,000	206,192
01/15/2027	4.625%	339,000	318,233
Total			673,784
Technology 4.4%
Black Knight InfoServ LLC(b)
09/01/2028	3.625%	595,000	530,668
Block, Inc.
06/01/2026	2.750%	103,000	92,748
06/01/2031	3.500%	217,000	167,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(b)
10/02/2025	7.125%	82,000	80,922
Broadcom, Inc.(b)
11/15/2036	3.187%	13,341,000	9,234,715
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	104,000	103,161
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	279,000	267,797
Clarivate Science Holdings Corp.(b)
07/01/2028	3.875%	258,000	222,416
07/01/2029	4.875%	695,000	585,982
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	928,000	791,021
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	940,000	751,668
Dun & Bradstreet Corp. (The)(b)
12/15/2029	5.000%	197,000	169,564
Entegris Escrow Corp.(b)
04/15/2029	4.750%	180,000	161,722
06/15/2030	5.950%	633,000	579,042
GTCR W-2 Merger Sub LLC(b)
01/15/2031	7.500%	1,147,000	1,131,063
HealthEquity, Inc.(b)
10/01/2029	4.500%	626,000	536,992
Helios Software Holdings, Inc.(b)
05/01/2028	4.625%	476,000	400,259
Intel Corp.
08/12/2051	3.050%	5,225,000	2,991,266
International Business Machines Corp.
05/15/2029	3.500%	16,635,000	14,819,009
ION Trading Technologies Sarl(b)
05/15/2028	5.750%	494,000	409,984
Iron Mountain, Inc.(b)
07/15/2030	5.250%	827,000	718,092
Logan Merger Sub, Inc.(b)
09/01/2027	5.500%	1,368,000	718,612
Microchip Technology, Inc.
02/15/2024	0.972%	8,629,000	8,500,888
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,042,000	849,324
MSCI, Inc.(b)
11/01/2031	3.625%	7,585,000	6,023,126
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	905,000	886,926

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(b)
10/01/2028	5.000%	424,000	366,280
04/15/2029	5.125%	895,000	769,879
10/01/2030	5.250%	220,000	182,163
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	736,000	650,117
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	12,209,030
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,058,000	928,520
Seagate HDD Cayman(b)
12/15/2029	8.250%	275,000	279,958
07/15/2031	8.500%	306,000	311,632
Shift4 Payments LLC/Finance Sub, Inc.(b)
11/01/2026	4.625%	912,000	842,258
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	5.750%	175,000	170,970
Verscend Escrow Corp.(b)
08/15/2026	9.750%	505,000	501,522
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	441,000	364,031
Total			69,301,224
Tobacco 0.3%
Reynolds American, Inc.
08/15/2035	5.700%	6,276,000	5,381,148
Transportation Services 1.7%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	28,323,000	26,961,329
Wireless 2.4%
Altice France Holding SA(b)
05/15/2027	10.500%	329,000	179,284
02/15/2028	6.000%	343,000	150,275
Altice France SA(b)
02/01/2027	8.125%	372,000	314,345
01/15/2028	5.500%	1,647,000	1,223,791
07/15/2029	5.125%	1,059,000	725,449
10/15/2029	5.500%	120,000	82,808
American Tower Corp.
08/15/2029	3.800%	2,373,000	2,076,686
SBA Communications Corp.
02/15/2027	3.875%	277,000	252,617
02/01/2029	3.125%	110,000	91,190
Sprint Corp.
06/15/2024	7.125%	316,000	317,700
03/01/2026	7.625%	552,000	566,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	16,794,239
02/15/2031	2.875%	11,964,000	9,542,964
04/15/2031	3.500%	5,395,000	4,478,550
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	1,059,000	834,984
07/15/2031	4.750%	849,000	683,379
Total			38,315,255
Wirelines 2.7%
AT&T, Inc.
05/14/2035	4.500%	2,000,000	1,665,832
12/01/2057	3.800%	10,117,000	6,088,195
Frontier Communications Holdings LLC(b)
05/15/2030	8.750%	326,000	310,680
03/15/2031	8.625%	540,000	507,953
Iliad Holding SAS(b)
10/15/2026	6.500%	1,150,000	1,073,398
10/15/2028	7.000%	1,037,000	937,709
Telefonica Emisiones SAU
03/06/2048	4.895%	5,905,000	4,251,370
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	27,791,519
Total			42,626,656
Total Corporate Bonds & Notes (Cost $1,686,208,132)			1,473,280,634

Foreign Government Obligations(i) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(b)
05/01/2025	5.000%	393,000	371,453
06/01/2027	5.250%	251,000	213,046
05/15/2029	4.250%	313,000	232,401
Total			816,900
Total Foreign Government Obligations (Cost $930,898)			816,900

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.402%	381,210	373,269

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	17

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.189%	329,595	310,488
2nd Lien Term Loan
1-month Term SOFR + 7.750% 10/01/2026	13.189%	78,084	58,694
Total			369,182
Media and Entertainment 0.1%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.405%	456,990	451,539
Technology 0.1%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.924%	559,988	519,915
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.174%	246,000	206,844
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.324%	357,000	318,326
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.764%	243,295	241,802
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.764%	478,000	476,924
Total			1,763,811
Total Senior Loans (Cost $3,105,331)			2,957,801

U.S. Treasury Obligations 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2043	3.875%	6,489,000	5,387,898
08/15/2043	4.375%	20,000,000	17,831,250
02/15/2053	3.625%	17,108,000	13,330,874
Total U.S. Treasury Obligations (Cost $40,304,320)			36,550,022

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(l),(m)	39,043,205	39,031,492
Total Money Market Funds (Cost $39,027,471)		39,031,492
Total Investments in Securities (Cost: $1,771,107,701)		1,552,978,973
Other Assets & Liabilities, Net		20,657,111
Net Assets		1,573,636,084

At October 31, 2023, securities and/or cash totaling $4,342,716 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	812	12/2023	USD	88,863,250	—	(6,950,846)
U.S. Treasury 2-Year Note	795	12/2023	USD	160,925,391	—	(865,388)
U.S. Treasury 5-Year Note	1,176	12/2023	USD	122,864,438	—	(1,387,549)
Total					—	(9,203,783)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Corporate Income Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(2,163)	12/2023	USD	(229,649,766)	7,297,057	—
U.S. Treasury Ultra 10-Year Note	(694)	12/2023	USD	(75,526,719)	2,443,750	—
U.S. Treasury Ultra Bond	(158)	12/2023	USD	(17,784,875)	2,421,785	—
Total					12,162,592	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $396,789,994, which represents 25.21% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at October 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(l)	The rate shown is the seven-day current annualized yield at October 31, 2023.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	93,606,501	499,010,806	(553,597,255)	11,440	39,031,492	(5,458)	1,738,246	39,043,205
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	19

Portfolio of Investments  (continued)
October 31, 2023 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	100,736	—	—	100,736
Total Common Stocks	100,736	—	—	100,736
Convertible Bonds	—	241,388	—	241,388
Corporate Bonds & Notes	—	1,473,271,109	9,525	1,473,280,634
Foreign Government Obligations	—	816,900	—	816,900
Senior Loans	—	2,957,801	—	2,957,801
U.S. Treasury Obligations	—	36,550,022	—	36,550,022
Money Market Funds	39,031,492	—	—	39,031,492
Total Investments in Securities	39,132,228	1,513,837,220	9,525	1,552,978,973
Investments in Derivatives
Asset
Futures Contracts	12,162,592	—	—	12,162,592
Liability
Futures Contracts	(9,203,783)	—	—	(9,203,783)
Total	42,091,037	1,513,837,220	9,525	1,555,937,782
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Corporate Income Fund | Semiannual Report 2023

Statement of Assets and Liabilities
October 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,732,080,230)	$1,513,947,481
Affiliated issuers (cost $39,027,471)	39,031,492
Cash	14,393
Margin deposits on:
Futures contracts	4,342,716
Receivable for:
Investments sold	3,416,803
Capital shares sold	7,173,801
Dividends	291,986
Interest	18,689,970
Foreign tax reclaims	15,523
Variation margin for futures contracts	254,354
Trustees’ fees	180,262
Expense reimbursement due from Investment Manager	4,033
Prepaid expenses	13,148
Other assets	8,396
Total assets	1,587,384,358
Liabilities
Payable for:
Investments purchased	25,203
Investments purchased on a delayed delivery basis	5,242,649
Capital shares redeemed	1,685,370
Distributions to shareholders	6,116,678
Variation margin for futures contracts	251,647
Management services fees	21,130
Distribution and/or service fees	728
Transfer agent fees	153,982
Trustees’ fees	213,501
Compensation of chief compliance officer	154
Other expenses	37,232
Total liabilities	13,748,274
Net assets applicable to outstanding capital stock	$1,573,636,084
Represented by
Paid in capital	1,941,951,356
Total distributable earnings (loss)	(368,315,272)
Total - representing net assets applicable to outstanding capital stock	$1,573,636,084
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	21

Statement of Assets and Liabilities  (continued)
October 31, 2023 (Unaudited)
Class A
Net assets	$90,383,130
Shares outstanding	10,767,929
Net asset value per share	$8.39
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.81
Advisor Class
Net assets	$128,533,898
Shares outstanding	15,336,107
Net asset value per share	$8.38
Class C
Net assets	$5,051,166
Shares outstanding	601,937
Net asset value per share	$8.39
Institutional Class
Net assets	$589,829,686
Shares outstanding	70,269,816
Net asset value per share	$8.39
Institutional 2 Class
Net assets	$67,445,621
Shares outstanding	8,045,906
Net asset value per share	$8.38
Institutional 3 Class
Net assets	$692,392,583
Shares outstanding	82,535,295
Net asset value per share	$8.39
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Corporate Income Fund | Semiannual Report 2023

Statement of Operations
Six Months Ended October 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$1,738,246
Interest	37,748,960
Interfund lending	420
Foreign taxes withheld	(91,340)
Total income	39,396,286
Expenses:
Management services fees	4,008,179
Distribution and/or service fees
Class A	118,067
Class C	19,175
Transfer agent fees
Class A	93,588
Advisor Class	125,505
Class C	4,740
Institutional Class	595,028
Institutional 2 Class	19,998
Institutional 3 Class	20,342
Trustees’ fees	20,256
Custodian fees	7,649
Printing and postage fees	49,195
Registration fees	81,484
Accounting services fees	15,512
Legal fees	16,431
Compensation of chief compliance officer	153
Other	16,651
Total expenses	5,211,953
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(659,308)
Fees waived by transfer agent
Institutional 2 Class	(2,115)
Institutional 3 Class	(20,342)
Expense reduction	(765)
Total net expenses	4,529,423
Net investment income	34,866,863
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(38,818,333)
Investments — affiliated issuers	(5,458)
Futures contracts	2,694,816
Net realized loss	(36,128,975)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(85,648,623)
Investments — affiliated issuers	11,440
Futures contracts	2,236,790
Net change in unrealized appreciation (depreciation)	(83,400,393)
Net realized and unrealized loss	(119,529,368)
Net decrease in net assets resulting from operations	$(84,662,505)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
Operations
Net investment income	$34,866,863	$54,327,403
Net realized loss	(36,128,975)	(95,510,857)
Net change in unrealized appreciation (depreciation)	(83,400,393)	63,655,411
Net increase (decrease) in net assets resulting from operations	(84,662,505)	22,471,957
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,858,452)	(3,226,634)
Advisor Class	(2,658,177)	(4,930,641)
Class C	(81,495)	(80,248)
Institutional Class	(12,571,566)	(15,586,268)
Institutional 2 Class	(1,538,567)	(2,232,056)
Institutional 3 Class	(15,924,622)	(28,891,488)
Total distributions to shareholders	(34,632,879)	(54,947,335)
Increase in net assets from capital stock activity	65,441,486	61,746,003
Total increase (decrease) in net assets	(53,853,898)	29,270,625
Net assets at beginning of period	1,627,489,982	1,598,219,357
Net assets at end of period	$1,573,636,084	$1,627,489,982
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Corporate Income Fund | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2023 (Unaudited)		April 30, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,346,705	11,863,679	1,145,923	10,257,140
Distributions reinvested	200,049	1,750,706	341,069	3,036,558
Shares redeemed	(1,072,995)	(9,423,949)	(2,893,914)	(25,940,328)
Net increase (decrease)	473,759	4,190,436	(1,406,922)	(12,646,630)
Advisor Class
Shares sold	3,304,180	29,075,284	2,491,183	22,372,358
Distributions reinvested	228,487	1,994,395	372,622	3,316,303
Shares redeemed	(1,026,925)	(8,996,010)	(10,773,206)	(94,579,339)
Net increase (decrease)	2,505,742	22,073,669	(7,909,401)	(68,890,678)
Class C
Shares sold	301,236	2,672,628	238,787	2,117,148
Distributions reinvested	9,122	79,673	8,647	76,996
Shares redeemed	(126,915)	(1,115,985)	(111,909)	(994,134)
Net increase	183,443	1,636,316	135,525	1,200,010
Institutional Class
Shares sold	13,687,427	120,039,816	33,329,267	299,094,986
Distributions reinvested	1,302,019	11,390,024	1,502,621	13,398,413
Shares redeemed	(8,502,773)	(74,305,040)	(12,341,543)	(110,298,480)
Net increase	6,486,673	57,124,800	22,490,345	202,194,919
Institutional 2 Class
Shares sold	707,018	6,174,355	5,052,342	43,885,536
Distributions reinvested	175,914	1,537,996	251,152	2,230,890
Shares redeemed	(890,896)	(7,782,989)	(2,801,937)	(25,252,147)
Net increase (decrease)	(7,964)	(70,638)	2,501,557	20,864,279
Institutional 3 Class
Shares sold	12,334,717	106,008,679	18,212,248	163,568,303
Distributions reinvested	1,658,784	14,519,078	2,969,420	26,431,298
Shares redeemed	(16,034,742)	(140,040,854)	(30,449,107)	(270,975,498)
Net decrease	(2,041,241)	(19,513,097)	(9,267,439)	(80,975,897)
Total net increase	7,600,412	65,441,486	6,543,665	61,746,003
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2023 (Unaudited)	$9.05	0.18	(0.66)	(0.48)	(0.18)	—	(0.18)
Year Ended 4/30/2023	$9.22	0.29	(0.16)	0.13	(0.30)	—	(0.30)
Year Ended 4/30/2022	$10.77	0.21	(1.32)	(1.11)	(0.22)	(0.22)	(0.44)
Year Ended 4/30/2021	$10.87	0.23	0.38	0.61	(0.24)	(0.47)	(0.71)
Year Ended 4/30/2020	$10.15	0.29	0.72	1.01	(0.29)	—	(0.29)
Year Ended 4/30/2019	$9.88	0.30	0.27	0.57	(0.30)	—	(0.30)
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$9.03	0.19	(0.65)	(0.46)	(0.19)	—	(0.19)
Year Ended 4/30/2023	$9.21	0.31	(0.17)	0.14	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.76	0.25	(1.34)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.85	0.27	0.37	0.64	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.14	0.32	0.71	1.03	(0.32)	—	(0.32)
Year Ended 4/30/2019	$9.87	0.33	0.27	0.60	(0.33)	—	(0.33)
Class C
Six Months Ended 10/31/2023 (Unaudited)	$9.05	0.15	(0.66)	(0.51)	(0.15)	—	(0.15)
Year Ended 4/30/2023	$9.22	0.25	(0.17)	0.08	(0.25)	—	(0.25)
Year Ended 4/30/2022	$10.77	0.15	(1.32)	(1.17)	(0.16)	(0.22)	(0.38)
Year Ended 4/30/2021	$10.86	0.17	0.38	0.55	(0.17)	(0.47)	(0.64)
Year Ended 4/30/2020	$10.15	0.23	0.71	0.94	(0.23)	—	(0.23)
Year Ended 4/30/2019	$9.88	0.24	0.27	0.51	(0.24)	—	(0.24)
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$9.05	0.19	(0.66)	(0.47)	(0.19)	—	(0.19)
Year Ended 4/30/2023	$9.22	0.32	(0.17)	0.15	(0.32)	—	(0.32)
Year Ended 4/30/2022	$10.77	0.24	(1.33)	(1.09)	(0.24)	(0.22)	(0.46)
Year Ended 4/30/2021	$10.87	0.26	0.37	0.63	(0.26)	(0.47)	(0.73)
Year Ended 4/30/2020	$10.15	0.32	0.72	1.04	(0.32)	—	(0.32)
Year Ended 4/30/2019	$9.88	0.33	0.27	0.60	(0.33)	—	(0.33)
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$9.04	0.19	(0.66)	(0.47)	(0.19)	—	(0.19)
Year Ended 4/30/2023	$9.21	0.33	(0.17)	0.16	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.76	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.85	0.27	0.38	0.65	(0.27)	(0.47)	(0.74)
Year Ended 4/30/2020	$10.14	0.33	0.71	1.04	(0.33)	—	(0.33)
Year Ended 4/30/2019	$9.87	0.35	0.26	0.61	(0.34)	—	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Corporate Income Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2023 (Unaudited)	$8.39	(5.41%)	0.97%	0.87%(c)	3.97%	57%	$90,383
Year Ended 4/30/2023	$9.05	1.51%	0.94%	0.87%(c)	3.31%	79%	$93,141
Year Ended 4/30/2022	$9.22	(10.79%)	0.92%	0.87%(c)	2.03%	80%	$107,905
Year Ended 4/30/2021	$10.77	5.47%	0.93%	0.88%(c)	2.10%	74%	$88,537
Year Ended 4/30/2020	$10.87	10.10%	0.95%	0.91%(c)	2.77%	91%	$68,880
Year Ended 4/30/2019	$10.15	5.93%	0.93%	0.91%(c)	3.07%	65%	$60,085
Advisor Class
Six Months Ended 10/31/2023 (Unaudited)	$8.38	(5.20%)	0.72%	0.62%(c)	4.23%	57%	$128,534
Year Ended 4/30/2023	$9.03	1.65%	0.69%	0.62%(c)	3.51%	79%	$115,911
Year Ended 4/30/2022	$9.21	(10.58%)	0.67%	0.62%(c)	2.54%	80%	$190,943
Year Ended 4/30/2021	$10.76	5.83%	0.68%	0.63%(c)	2.38%	74%	$10,624
Year Ended 4/30/2020	$10.85	10.28%	0.70%	0.66%(c)	3.02%	91%	$18,086
Year Ended 4/30/2019	$10.14	6.20%	0.68%	0.66%(c)	3.32%	65%	$8,289
Class C
Six Months Ended 10/31/2023 (Unaudited)	$8.39	(5.68%)	1.52%	1.42%(c)	3.42%	57%	$5,051
Year Ended 4/30/2023	$9.05	0.95%	1.50%	1.42%(c)	2.82%	79%	$3,785
Year Ended 4/30/2022	$9.22	(11.28%)	1.54%	1.42%(c)	1.41%	80%	$2,609
Year Ended 4/30/2021	$10.77	4.96%	1.68%	1.45%(c)	1.53%	74%	$4,450
Year Ended 4/30/2020	$10.86	9.35%	1.70%	1.51%(c)	2.17%	91%	$5,646
Year Ended 4/30/2019	$10.15	5.29%	1.68%	1.51%(c)	2.45%	65%	$5,045
Institutional Class
Six Months Ended 10/31/2023 (Unaudited)	$8.39	(5.29%)	0.72%	0.62%(c)	4.23%	57%	$589,830
Year Ended 4/30/2023	$9.05	1.76%	0.70%	0.62%(c)	3.62%	79%	$577,092
Year Ended 4/30/2022	$9.22	(10.57%)	0.67%	0.62%(c)	2.24%	80%	$380,743
Year Ended 4/30/2021	$10.77	5.73%	0.68%	0.63%(c)	2.36%	74%	$431,331
Year Ended 4/30/2020	$10.87	10.37%	0.70%	0.66%(c)	3.02%	91%	$364,875
Year Ended 4/30/2019	$10.15	6.19%	0.68%	0.66%(c)	3.31%	65%	$579,312
Institutional 2 Class
Six Months Ended 10/31/2023 (Unaudited)	$8.38	(5.25%)	0.57%	0.50%	4.33%	57%	$67,446
Year Ended 4/30/2023	$9.04	1.86%	0.57%	0.52%	3.74%	79%	$72,771
Year Ended 4/30/2022	$9.21	(10.49%)	0.56%	0.52%	2.34%	80%	$51,119
Year Ended 4/30/2021	$10.76	5.94%	0.58%	0.53%	2.45%	74%	$49,251
Year Ended 4/30/2020	$10.85	10.39%	0.58%	0.56%	3.13%	91%	$6,267
Year Ended 4/30/2019	$10.14	6.29%	0.59%	0.58%	3.52%	65%	$8,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$9.04	0.20	(0.66)	(0.46)	(0.19)	—	(0.19)
Year Ended 4/30/2023	$9.22	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Year Ended 4/30/2022	$10.77	0.25	(1.32)	(1.07)	(0.26)	(0.22)	(0.48)
Year Ended 4/30/2021	$10.86	0.28	0.38	0.66	(0.28)	(0.47)	(0.75)
Year Ended 4/30/2020	$10.15	0.33	0.72	1.05	(0.34)	—	(0.34)
Year Ended 4/30/2019	$9.88	0.34	0.27	0.61	(0.34)	—	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Corporate Income Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2023 (Unaudited)	$8.39	(5.11%)	0.52%	0.45%	4.38%	57%	$692,393
Year Ended 4/30/2023	$9.04	1.80%	0.52%	0.47%	3.71%	79%	$764,790
Year Ended 4/30/2022	$9.22	(10.43%)	0.51%	0.47%	2.39%	80%	$864,900
Year Ended 4/30/2021	$10.77	5.99%	0.52%	0.47%	2.49%	74%	$875,524
Year Ended 4/30/2020	$10.86	10.44%	0.53%	0.50%	3.17%	91%	$556,117
Year Ended 4/30/2019	$10.15	6.34%	0.53%	0.52%	3.44%	65%	$442,521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2023	29

Notes to Financial Statements
October 31, 2023 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
30	Columbia Corporate Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Corporate Income Fund | Semiannual Report 2023	31

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
32	Columbia Corporate Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	12,162,592*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	9,203,783*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,694,816

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,236,790
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended October 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	369,631,194
Futures contracts — short	315,916,130
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Corporate Income Fund | Semiannual Report 2023	33

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
34	Columbia Corporate Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Columbia Corporate Income Fund | Semiannual Report 2023	35

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2023 was 0.49% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
36	Columbia Corporate Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
For the six months ended October 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.20
Class C	0.20
Institutional Class	0.20
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2023, these minimum account balance fees reduced total expenses of the Fund by $765.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25%  of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.55% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	44,839
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Corporate Income Fund | Semiannual Report 2023	37

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2023 through August 31, 2024	Prior to September 1, 2023
Class A	0.87%	0.87%
Advisor Class	0.62	0.62
Class C	1.42	1.42
Institutional Class	0.62	0.62
Institutional 2 Class	0.47	0.52
Institutional 3 Class	0.42	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective through August 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,771,108,000	12,560,000	(227,730,000)	(215,170,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(44,928,785)	(62,836,395)	(107,765,180)
38	Columbia Corporate Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $954,649,932 and $877,280,017, respectively, for the six months ended October 31, 2023, of which $110,481,324 and $127,278,398, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets and, by April 2, 2024, to a discretionary liquidity fee up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2023 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	450,000	5.60	6
Interest income earned by the Fund is recorded as interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2023.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in
Columbia Corporate Income Fund | Semiannual Report 2023	39

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended October 31, 2023.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
40	Columbia Corporate Income Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
October 31, 2023 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At October 31, 2023, affiliated shareholders of record owned 65.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Corporate Income Fund | Semiannual Report 2023	41

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Corporate Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
42	Columbia Corporate Income Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Corporate Income Fund | Semiannual Report 2023	43

Approval of Management Agreement  (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
44	Columbia Corporate Income Fund | Semiannual Report 2023

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Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_N01_(12/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	December 20, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	December 20, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	December 20, 2023